As filed with the Securities and Exchange Commission on November 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.16%
Diversified Financial Services - 0.43%
KKR Financial Holdings LLC (e)	40,720	$258,979
Household Products - 1.73%
Church & Dwight Co., Inc. (e)	16,882	1,048,204
TOTAL COMMON STOCKS (Cost $1,352,717)		$1,307,183

CONVERTIBLE PREFERRED STOCKS - 5.16%
Airlines - 1.07%
Continental Airlines Finance Trust II (a)(e)	25,000	646,875
Diversified Financial Services - 1.77%
Bank of America Corp. (e)	300	250,500
Citigroup, Inc. (e)	20,000	820,000
Total Diversified Financial Services		1,070,500

Food Products - 0.83%
Bunge Ltd. (a)(d)(e)	800	500,336
Oil, Gas & Consumable Fuels - 1.49%
Chesapeake Energy Corp. (e)	4,000	383,500
Edge Petroleum Corp. (e)	6,000	107,820
El Paso Corp. (Acquired 8/27/2007 & 11/14/2007, Cost $549,094)(a)(b)(e)	400	413,500
Total Oil, Gas & Consumable Fuels		904,820

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,997,346)		$3,122,531

	Principal
	Amount
CONVERTIBLE BONDS - 82.00%
Aerospace & Defense - 4.11%
Alliant Techsystems, Inc.
2.750%, 09/15/2011 (e)	$650,000	714,187
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035 (Acquired 8/1/2005, Cost $762,968) (b)(e)	750,000	818,438
3.000%, 08/01/2035 (e)	400,000	436,500
Triumph Group, Inc.
2.625%, 10/01/2026 (e)	500,000	516,875
Total Aerospace & Defense		2,486,000

Airlines - 1.21%
JetBlue Airways Corp.
3.750%, 03/15/2035 (e)	1,000,000	735,000
Biotechnology - 2.77%
Amgen, Inc.
0.125%, 02/01/2011 (e)	1,000,000	916,250
Incyte Corp. Ltd.
3.500%, 02/15/2011 (e)	500,000	458,125
Vertex Pharmaceuticals, Inc.
4.750%, 02/15/2013 (e)	200,000	301,750
Total Biotechnology		1,676,125

Capital Markets - 2.24%
Affiliated Managers Group
3.950%, 08/15/2038 (Acquired 7/30/2008 & 7/31/2008, Cost $1,437,535)(b)(e)	1,500,000	1,355,190
Commercial Services & Supplies - 2.68%
Waste Connections, Inc.
3.750%, 04/01/2026 (e)	1,450,000	1,625,813
Communications Equipment - 1.63%
ADC Telecommunications, Inc.
3.508%, 06/15/2013 (f)(e)	325,000	239,281
Ciena Corp.
0.250%, 05/01/2013 (e)	1,000,000	595,000
Nortel Networks Corp.
1.750%, 04/15/2012 (Acquired 10/17/2007, Cost $257,763)(b)(e)	300,000	153,000
Total Communications Equipment		987,281

Computers & Peripherals - 0.47%
Hutchinson Technology, Inc.
3.250%, 01/15/2026 (e)	400,000	286,000
Containers & Packaging - 0.77%
Sealed Air Corp.
3.000%, 06/30/2033 (Acquired 10/16/2007 & 1/29/2008, Cost $491,020)(b)(e)	500,000	468,125
Distributors - 0.77%
Central European Distribution Corp.
3.000%, 03/15/2013 (e)	550,000	466,125
Diversified Financial Services - 1.54%
Leucadia National Corp.
3.750%, 04/15/2014 (e)	450,000	934,313
Diversified Telecommunication Services - 1.49%
Global Crossing Ltd.
5.000%, 05/15/2011 (e)	400,000	363,000
Qwest Communications International, Inc.
3.500%, 11/15/2025 (e)	350,000	297,063
Time Warner Telecom, Inc.
2.375%, 04/01/2026 (e)	300,000	243,750
Total Diversified Telecommunication Services		903,813

Electric Utilities - 0.45%
Unisource Energy Corp.
4.500%, 03/01/2035 (e)	300,000	272,250
Electrical Equipment - 1.27%
EnerSys
3.375%, 06/01/2038 (e)(f)	550,000	408,375
Suntech Power Holdings Co., Ltd.
3.000%, 03/15/2013 (Acquired 3/12/2008, Cost $350,009)(b)(e)	350,000	358,750
Total Electrical Equipment		767,125

Electronic Equipment, Instruments & Components - 3.35%
Anixter International, Inc.
1.000%, 02/15/2013 (e)	1,000,000	1,051,250
SYNNEX Corp.
4.000%, 05/15/2018 (Acquired 6/27/2008 & 7/25/2008, Cost $591,236)(b)(e)	550,000	556,187
Tech Data Corp.
2.750%, 12/15/2026 (e)	500,000	420,000
Total Electronic Equipment, Instruments & Components		2,027,437

Energy Equipment & Services - 9.06%
Cameron International Corp.
2.500%, 06/15/2026 (Acquired 5/23/2006 & 5/30/2006, Cost $749,904)(b)(e)	750,000	945,938
2.500%, 06/15/2026 (e)	250,000	315,312
Hanover Compressor Co.
4.750%, 01/15/2014 (e)	300,000	281,625
Helix Energy Solutions Group, Inc.
3.250%, 12/15/2025 (e)	200,000	189,750
Hercules Offshore, Inc.
3.375%, 06/01/2038 (f)(e)	300,000	222,750
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (f)(e)	1,000,000	995,000
SEACOR Holdings, Inc.
2.875%, 12/15/2024 (e)	400,000	467,000
SESI LLC
1.500%, 12/15/2026 (Acquired 12/21/2006 & 4/11/2007, Cost $1,007,482) (b)(f)(e)	1,000,000	872,500
Transocean, Inc.
1.500%, 12/15/2037 (e)	1,000,000	905,000
Trico Marine Services, Inc.
3.000%, 01/15/2027	400,000	290,500
Total Energy Equipment & Services		5,485,375

Food Products - 2.03%
Archer-Daniels-Midland Co.
0.875%, 02/15/2014 (Acquired 2/16/2007 & 4/10/2007, Cost $1,026,508) (b)	1,000,000	808,750
Smithfield Foods, Inc.
4.000%, 06/30/2013	500,000	421,875
Total Food Products		1,230,625

Health Care Equipment & Supplies - 5.75%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	650,000	658,937
Beckman Coulter, Inc.
2.500%, 12/15/2036	400,000	437,500
Conceptus, Inc.
2.250%, 02/15/2027	1,000,000	838,750
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	171,250
Kinetic Concepts, Inc.
3.250%, 04/15/2015 (Acquired 4/16/2008 & 7/24/2008, Cost $496,010)(b)	500,000	380,625
SonoSite, Inc.
3.750%, 07/15/2014	500,000	521,875
Wright Medical Group, Inc.
2.625%, 12/01/2014	450,000	473,063
Total Health Care Equipment & Supplies		3,482,000

Health Care Providers & Services - 2.25%
Henry Schein, Inc.
3.000%, 08/15/2034	550,000	679,250
LifePoint Hospitals, Inc.
3.500%, 05/15/2014	400,000	327,000
PSS World Medical, Inc.
3.125%, 08/01/2014 (Acquired 7/30/2008, Cost $350,425)(b)	350,000	353,500
Total Health Care Providers & Services		1,359,750

Hotels, Restaurants & Leisure - 2.78%
Morgans Hotel Group Co.
2.375%, 10/15/2014 (Acquired 7/25/2008, Cost $773,974)(b)	1,000,000	707,500
Scientific Games Corp.
0.750%, 12/01/2024 (f)	1,000,000	977,500
Total Hotels, Restaurants & Leisure		1,685,000

Insurance - 1.32%
American Equity Investment Life Holding Co.
5.250%, 12/06/2024	500,000	370,625
Conseco, Inc.
3.500%, 09/30/2035 (f)	600,000	427,500
Total Insurance		798,125

Internet Software & Services - 3.03%
Equinix, Inc.
3.000%, 10/15/2014	1,000,000	841,250
SAVVIS, Inc.
3.000%, 05/15/2012	1,500,000	993,750
Total Internet Software & Services		1,835,000

IT Services - 0.85%
DST Systems, Inc.
3.625%, 08/15/2023	450,000	514,687
Life Sciences Tools & Services - 6.83%
Apogent Technologies, Inc.
1.526%, 12/15/2033 (f)	300,000	577,800
Charles River Laboratories International, Inc.
2.250%, 06/15/2013 (Acquired 8/16/2006, Cost $761,412)(b)	750,000	920,625
2.250%, 06/15/2013	450,000	552,375
Kendle International, Inc.
3.375%, 07/15/2012	1,400,000	1,615,250
Millipore Corp.
3.750%, 06/01/2026	500,000	473,125
Total Life Sciences Tools & Services		4,139,175

Machinery - 0.43%
Albany International Corp.
2.250%, 03/15/2026 (f)	300,000	259,125
Media - 3.50%
Central European Media Enterprises Ltd.
3.500%, 03/15/2013 (Acquired 3/5/2008 - 8/20/2008, Cost $542,851)(b)	550,000	452,375
Interpublic Group Cos, Inc.
4.250%, 03/15/2023	350,000	323,750
Liberty Media Corp.
3.125%, 03/30/2023 (Acquired 3/20/2008 & 7/29/2008, Cost $557,396) (b)(f)	550,000	501,187
Lions Gate Entertainment Corp.
3.625%, 03/15/2025 (f)	550,000	502,563
Sinclair Broadcast Group, Inc.
3.000%, 05/15/2027	400,000	338,000
Total Media		2,117,875

Oil, Gas & Consumable Fuels - 1.62%
Chesapeake Energy Corp.
2.250%, 12/15/2038	200,000	137,500
Penn Virginia Corp.
4.500%, 11/15/2012	400,000	460,500
St. Mary Land & Exploration Co.
3.500%, 04/01/2027	400,000	380,500
Total Oil, Gas & Consumable Fuels		978,500

Pharmaceuticals - 1.22%
Endo Pharmaceuticals Holdings, Inc.
1.750%, 04/15/2015	300,000	245,625
Mylan, Inc.
3.750%, 09/15/2015 (Acquired 9/10/2008 & 9/11/2008, Cost $504,984)(b)	500,000	491,250
Total Pharmaceuticals		736,875

Professional Services - 1.57%
CBIZ, Inc.
3.125%, 06/01/2026	500,000	483,750
School Specialty, Inc.
3.750%, 11/30/2026	550,000	468,875
Total Professional Services		952,625

Real Estate Investment Trusts - 1.47%
Boston Properties LP
2.875%, 02/15/2037	500,000	433,125
Reckson Operating Partnership LP
4.000%, 06/15/2025	250,000	215,625
Vornado Realty Trust
2.850%, 04/01/2027	300,000	241,500
Total Real Estate Investment Trusts		890,250

Real Estate Management & Development - 0.63%
Forest City Enterprises, Inc.
3.625%, 10/15/2011	500,000	379,500
Semiconductors & Semiconductor Equipment - 4.92%
Diodes, Inc.
2.250%, 10/01/2026	1,000,000	760,000
Linear Technology Corp.
3.000%, 05/01/2027	500,000	425,000
ON Semiconductor Corp.
2.625%, 12/15/2026 (Acquired 01/16/2007, Cost $789,542)(b)	750,000	641,250
PMC-Sierra, Inc.
2.250%, 10/15/2025	750,000	818,437
Xilinx, Inc.
3.125%, 03/15/2037	400,000	332,000
Total Semiconductors & Semiconductor Equipment		2,976,687

Software - 2.70%
Blackboard, Inc.
3.250%, 07/01/2027	1,000,000	910,000
Cadence Design Systems, Inc.
1.375%, 12/15/2011 (Acquired 2/15/2007 & 4/30/2007, Cost $1,089,817)(b)	1,000,000	727,500
Total Software		1,637,500

Specialty Retail - 0.42%
Penske Auto Group, Inc.
3.500%, 04/01/2026	300,000	256,500
Textiles, Apparel & Luxury Goods - 1.23%
Iconix Brand Group, Inc.
1.875%, 06/30/2012 (Acquired 6/15/2007, Cost $1,024,805)(b)	1,000,000	746,250
Wireless Telecommunication Services - 3.64%
NII Holdings, Inc.
3.125%, 06/15/2012	450,000	333,000
2.750%, 08/15/2025	1,000,000	990,000
SBA Communications Corp.
0.375%, 12/01/2010 (Acquired 3/21/2007 & 4/3/2007, Cost $1,018,961)(b)	1,000,000	881,250
Total Wireless Telecommunication Services		2,204,250

TOTAL CONVERTIBLE BONDS (Cost $56,126,941)		$49,656,271

	Contracts
PURCHASED OPTIONS - 0.00%
Call Options - 0.00%
Intel Corp.
Expiration: January 2009, Exercise Price: $25.00	100	2,400
TOTAL PURCHASED OPTIONS (Cost $25,256)		$2,400

	Principal
	Amount
REPURCHASE AGREEMENTS - 8.36%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $5,064,811 (c)(e)	$5,064,684	5,064,684
TOTAL REPURCHASE AGREEMENTS (Cost $5,064,684)		$5,064,684

Total Investments (Cost $66,566,944)(g) - 97.68%		$59,153,069
Other Assets in Excess of Liabilities - 2.32%		1,405,860
TOTAL NET ASSETS - 100.00%		$60,558,929

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2008, the market value of these securities total $13,553,690, which represents 22.38% of total assets.
(c)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d)	Fair-value security. The market value of these securities total $500,336, which represents 0.83%
of total net assets.
(e)	All or a portion of the shares have been committed as collateral for open short positions and options written.
(f)	Variable Rate Security. The rate shown represents the rate at September 30, 2008.
(g)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$67,113,959
Gross unrealized appreciation	731,962
Gross unrealized depreciation	(8,692,852)
Net unrealized depreciation	($7,960,890)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
Affiliated Managers Group, Inc.	8,100	$671,085
Albany International Corp. - Class A	2,785	76,114
Alliant Techsystems, Inc.	4,525	425,078
American Equity Investment Life Holding Co.	14,125	105,937
American Medical Systems Holdings, Inc.	21,100	374,736
Amgen, Inc.	6,000	355,620
Anixter International, Inc.	12,600	749,826
Archer-Daniels-Midland Co.	7,500	164,325
Beckman Coulter, Inc.	3,250	230,717
Blackboard, Inc.	10,800	435,132
Bunge Ltd.	3,295	208,178
Cadence Design Systems, Inc.	15,900	107,484
Cameron International Corp.	12,500	481,750
CBIZ, Inc.	28,780	243,191
Central European Distribution Corp.	6,080	276,093
Central European Media Enterprises Ltd. - Class A	3,415	223,341
Charles River Laboratories International, Inc.	19,680	1,092,830
Chesapeake Energy Corp.	6,740	241,696
Church & Dwight Co., Inc.	16,882	1,048,203
Ciena Corp.	8,000	80,640
Citigroup, Inc.	5,000	102,550
Conceptus, Inc.	10,000	165,800
Continental Airlines, Inc. - Class B	20,805	347,027
Diodes, Inc.	8,450	155,902
DST Systems, Inc.	8,935	500,271
Edge Petroleum Corp.	13,175	23,583
El Paso Corp.	24,785	316,257
Endo Pharmaceuticals Holdings, Inc.	7,600	152,000
EnerSys	8,150	160,637
Equinix, Inc.	8,200	569,572
Exterran Holdings, Inc.	2,675	85,493
Forest City Enterprises, Inc. - Class A	2,835	86,949
Global Crossing Ltd.	9,685	146,825
Greatbatch, Inc.	3,040	74,602
Helix Energy Solutions Group, Inc.	3,700	89,836
Henry Schein, Inc.	8,800	473,792
Hercules Offshore, Inc.	2,625	39,795
Hornbeck Offshore Services, Inc.	10,000	386,200
Hutchinson Technology, Inc.	5,120	59,290
Iconix Brand Group, Inc.	16,400	214,512
Incyte Corp. Ltd.	13,770	105,341
Interpublic Group of Companies, Inc.	14,100	109,275
JetBlue Airways Corp.	7,000	34,650
Kendle International, Inc.	18,430	824,005
Kinetic Concepts, Inc.	7,375	210,851
L-3 Communications Holdings, Inc.	5,400	530,928
Leucadia National Corp.	19,595	890,397
LifePoint Hospitals, Inc.	4,600	147,844
Linear Technology Corp.	2,500	76,650
Lions Gate Entertainment Corp.	18,370	167,167
Millipore Corp.	2,820	194,016
Morgans Hotel Group Co.	26,000	283,660
Mylan, Inc.	27,800	317,476
NII Holdings, Inc.	14,315	542,825
Nortel Networks Corp.	2,940	6,586
ON Semiconductor Corp.	43,000	290,680
Penn Virginia Corp.	4,870	260,253
Penske Auto Group, Inc.	5,555	63,716
PMC -Sierra, Inc.	37,500	278,250
PSS World Medical, Inc.	11,970	233,415
SAVVIS, Inc.	3,000	40,320
SBA Communications Corp. - Class A	14,400	372,528
School Specialty, Inc.	4,520	140,979
Scientific Games Corp. - Class A	17,000	391,340
SEACOR Holdings, Inc.	4,285	338,301
Smithfield Foods, Inc.	17,490	277,741
SonoSite, Inc.	8,800	276,320
St. Mary Land & Exploration Co.	3,260	116,219
Suntech Power Holdings Co., Ltd. - ADR	6,330	227,057
Superior Energy Services, Inc.	16,600	516,924
SYNNEX Corp.	14,150	316,111
Tech Data Corp.	3,600	107,460
Thermo Fisher Scientific, Inc.	10,140	557,700
Time Warner, Inc.	16,800	220,248
Transocean, Inc.	3,300	362,472
Triumph Group, Inc.	6,765	309,228
tw telecom, Inc.	12,175	126,498
Vertex Pharmaceuticals, Inc.	6,900	229,356
Waste Connections, Inc.	32,595	1,118,009
Wright Medical Group, Inc.	9,600	292,224
Xilinx, Inc.	9,905	232,272
		23,880,161
INVESTMENT COMPANIES
iShares Lehman 20+ Year Treasury Bond Fund	3,775	358,172
	Principal
U.S. GOVERNMENT AGENCY ISSUES	Amount
United States Treasury Notes
3.875%, 05/15/2018	$3,250,000	3,271,327
Total Securities Sold Short (Proceeds $31,178,763)		$27,509,660

Footnote

ADR - American Depository Receipt

Underlying Funds Trust
The Arbitrage-1 Portfolio (Convertible Bond)
Schedule of Options Written
September 30, 2008 (Unaudited)
	Contracts	Value
CALL OPTIONS
Bank of America Corp.
Expiration: November 2008, Exercise Price: $30.00	30	$20,700
Bunge Ltd.
Expiration: October 2008, Exercise Price: $100.00	20	200
Charles River Laboratories International, Inc.
Expiration: November 2008, Exercise Price: $65.00	9	270
Chesapeake Energy Corp.
Expiration: October 2008, Exercise Price: $65.00	12	60
Expiration: October 2008, Exercise Price: $70.00	5	12
Continental Airlines, Inc.
Expiration: January 2009, Exercise Price: $15.00	26	13,650
Expiration: January 2009, Exercise Price: $20.00	26	6,370
El Paso Corp.
Expiration: October 2008, Exercise Price: $18.00	46	230
Henry Schein, Inc.
Expiration: October 2008, Exercise Price: $55.00	6	570
Intel Corp.
Expiration: January 2009, Exercise Price: $30.00	100	500
Kendle International, Inc.
Expiration: November 2008, Exercise Price: $50.00	12	1,200
Penn Virginia Corp.
Expiration: December 2008, Exercise Price: $55.00	7	4,025
SonoSite, Inc.
Expiration: December 2008, Exercise Price: $35.00	13	1,593
Suntech Power Holdings Co., Ltd.
Expiration: December 2008, Exercise Price: $45.00	13	2,600
Total Call Options		51,980

PUT OPTIONS
Bunge Ltd.
Expiration: October 2008, Exercise Price: $90.00	20	53,800
Charles River Laboratories International, Inc.
Expiration: November 2008, Exercise Price: $65.00	9	9,180
Continental Airlines, Inc.
Expiration: January 2009, Exercise Price: $10.00	52	8,580
El Paso Corp.
Expiration: October 2008, Exercise Price: $17.00	46	22,540
Henry Schein, Inc.
Expiration: October 2008, Exercise Price: $55.00	6	1,305
Incyte Corp. Ltd.
Expiration: December 2008, Exercise Price: $10.00	68	21,080
Intel Corp.
Expiration: January 2009, Exercise Price: $17.50	100	12,700
Leucadia National Corp.
Expiration: October 2008, Exercise Price: $40.00	29	4,350
Penn Virginia Corp.
Expiration: December 2008, Exercise Price: $55.00	7	4,970
Smithfield Foods, Inc.
Expiration: October 2008, Exercise Price: $17.50	22	5,830
Suntech Power Holdings Co., Ltd.
Expiration: December 2008, Exercise Price: $40.00	13	10,205
Total Put Options		154,540
Total Options Written (Premiums received $163,505)		$206,520

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,871,403	$ 24,444,853
Level 2 - Other significant observable inputs	56,281,666	3,271,327
Level 3 - Significant unobservable inputs	—	—
Total	$ 59,153,069	$ 27,716,180

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount
ASSET BACKED SECURITIES - 7.14%
Aames Mortgage Investment Trust
Series 2005-4, 6.478%, 10/25/2035 (a)	$900,000	$6,517
American Airlines, Inc. Pass through Trust
Series 2001-1, 6.817%, 11/23/2012	400,000	312,000
Asset Backed Funding Certificates
05-WF1, 6.310%, 10/25/2033 (a)	98,532	4,839
Bear Stearns Asset Backed Securities Trust
Series FLT, 5.440%, 05/25/2031	128,593	123,200
Carrington Mortgage Loan Trust
Series 2006-NC1, 4.730%, 08/25/2030	197,932	195,685
Citigroup Mortgage Loan Trust, Inc.
Series FLT, 6.240%, 09/25/2035 (a)	150,000	15,043
Series FLT, 7.323%, 01/25/2036 (a)	77,422	1,534
Series FLT, 5.400%, 01/25/2037	338,384	305,345
Countrywide Asset-Backed Certificates
Series 2006-8, 7.641%, 05/25/2036 (Acquired 6/09/2006, Cost $439,174) (a)(b)	500,000	12,590
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2, 5.501%, 12/25/2036	209,608	190,679
DVI Receivables Corp.
Series 2002-2, 1.930%, 09/12/2010 (a)(d)	87,187	61,903
03-1A3, 2.961%, 03/12/2011 (a)(d)	820,729	298,929
Encore Credit Receivables Trust
Series 2005-4, 6.600%, 01/25/2036 (a)	250,000	19,552
Equity One ABS, Inc.
Series 2002-4, 5.909%, 02/25/2033	29,130	15,920
FBR Securitization Trust
Series 2005-2, 4.711%, 09/25/2035 (a)	187,000	1,907
First Franklin Mortgage Loan Asset Backed Certificates
04-FF8, 5.920%, 10/25/2034 (Acquired 2/02/2005, Cost $29,231) (a)(b)	31,463	1,752
Series 2005-FF7, 6.641%, 07/25/2035 (a)	150,000	5,226
Series 2005-FF9, 4.110%, 10/25/2035	420,084	398,874
Series FLT, 7.820%, 12/25/2036 (Acquired 11/15/2006, Cost $113,606) (a)(b)	125,294	2,507
GSAMP Trust
Series 2007-HE1, 7.820%, 03/25/2037 (Acquired 3/30/2007, Cost $331,095) (a)(b)	600,000	46,782
Merit Securities Corp.
MESC13, 7.880%, 12/28/2033	309,686	313,187
Morgan Stanley ABS Capital l
Series 2007-HE1, 5.370%, 11/25/2036	323,242	312,375
Nationstar Home Equity Loan Trust
Series 2006-B, 7.830%, 09/25/2036 (a)	155,000	14,209
New Century Home Equity Loan Trust
Series 2005-3, 7.050%, 07/25/2035 (a)	625,000	119,582
Nomura Home Equity Loan, Inc.
Series 2006-WF1, 7.850%, 03/25/2036 (a)	250,000	19,027
Option One Mortgage Loan Trust
Series 2006-1, 7.071%, 01/25/2036 (Acquired 1/20/2006, Cost $123,850) (a)(b)	150,000	2,875
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, 7.850%, 08/25/2046 (a)	530,000	28,016
Residential Asset Securities Corp.
05RESA, 5.720%, 03/25/2035 (Acquired 2/25/2005, Cost $214,215) (a)(b)	231,540	24,605
Series 2005-EMX3, 6.830%, 09/25/2035 (a)	200,000	67,596
Series 2005-KS10, 4.320%, 11/25/2035	327,084	307,713
Securitized Asset Backed Receivables LLC Trust
Series M-1, 3.950%, 04/25/2035	350,000	307,872
Series FLT, 5.450%, 05/25/2037	821,295	720,919
Structured Asset Securities Corp.
Series M6, 5.150%, 01/25/2035 (a)	400,000	34,985
Series FLT, 7.830%, 09/25/2036 (Acquired 9/25/2006, Cost $359,814) (a)(b)	400,000	23,660
Series A2, 2.985%, 03/25/2037	288,381	260,898
Wells Fargo Home Equity Trust
Series 2004-2, 4.840%, 03/25/2033 (a)	157,267	25,953
Series 2005-3, 4.480%, 11/25/2035	330,164	318,362
TOTAL ASSET BACKED SECURITIES (Cost $10,316,980)		$4,922,618

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.33%
ABSC NIMs Trust
Series 2005-HE6, 5.050%, 07/27/2035 (Acquired 7/18/2005, Cost $18,193) (a)(b)	18,200	91
Asset Backed Funding Certificates
Series 2005-HE2, 6.669%, 06/25/2035 (a)	200,000	4,956
Asset Backed Securities Corp. Home Equity
Series 2005-HE5, 5.650%, 06/25/2035 (a)	125,000	8,153
FBR Securitization Trust
Series 2005-4, 4.461%, 10/25/2035	150,000	15
First Franklin Mortgage Loan Asset Backed Certificates
05-FF5, 6.560%, 05/25/2034 (a)	150,000	6,175
05-FF1, 6.120%, 03/25/2035 (Acquired 2/2/2005, Cost $12,247) (a)(b)	13,144	665
HSI Asset Securitization Corp.Trust
Series 2006-OPT2, 6.570%, 01/25/2036 (a)	436,000	15,309
Indymac Manufactured Housing Contract
1998-2, 6.640%, 12/25/2027	159,361	151,480
JP Morgan Mortgage Acquisition Corp.
Series 2005-OPT1, 6.464%, 06/25/2035 (Acquired 7/12/2005, Cost $101,508) (a)(b)	113,296	5,736
Series 2005-FLD1, 6.534%, 07/25/2035 (Acquired 7/22/2005, Cost $225,663) (a)(b)	250,000	20,870
Soundview Home Equity Loan Trust
Series 2003-2, 5.500%, 11/25/2033 (Acquired 8/25/2005, Cost $19,192) (a)(b)	21,445	3,545
Structured Asset Investment Loan Trust
2005-3, 4.961%, 04/25/2035 (Acquired 3/11/2005, Cost $2445) (b)	2,652	-
Series M10, 5.960%, 07/25/2035 (a)	23,416	100
Series M10, 6.141%, 09/25/2035 (Acquired 8/16/2005, Cost $129,784) (a)(b)	150,000	1,552
Structured Asset Securities Corp.
Series B1, 5.960%, 07/25/2035 (Acquired 7/20/2005, Cost $222,004) (a)(b)	250,000	10,734
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,740,685)		$229,381

CORPORATE BONDS - 3.16%
Commercial Banks - 0.12%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 2/16/2006, Cost $195,000) (b)(c)	195,000	81,765
Consumer Finance - 0.16%
Discover Financial Services
6.450%, 06/12/2017	55,000	39,770
Ford Motor Credit Co. LLC
5.538%, 01/13/2012 (c)	110,000	70,372
Total Consumer Finance		110,142

Diversified Financial Services - 0.00%
Washington Mutual Preferred Funding
6.534%, 03/29/2049 (Acquired 2/27/2006, Cost $299,829) (b)(c)	300,000	375
Energy Equipment & Services - 0.11%
Weatherford International, Inc.
6.350%, 06/15/2017	80,000	74,042
Hotels, Restaurants & Leisure - 0.92%
Harrah's Operating Co., Inc.
6.500%, 06/01/2016	335,000	92,125
MGM Mirage
6.000%, 10/01/2009	200,000	187,000
Royal Caribbean Cruises Ltd.
7.250%, 06/15/2016	125,000	103,750
Starwood Hotels & Resorts Worldwide
6.250%, 02/15/2013	270,000	254,483
Total Hotels, Restaurants & Leisure		637,358

Insurance - 0.11%
MetLife, Inc.
6.400%, 12/15/2066	125,000	77,929
IT Services - 0.26%
First Data Corp.
9.875%, 09/24/2015 (Acquired 10/16/2007, Cost $221,237) (b)	230,000	180,550
Metals & Mining - 0.24%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015	170,000	167,025
Pharmaceuticals - 0.42%
AstraZeneca PLC
5.400%, 09/15/2012	285,000	286,337
Specialty Retail - 0.49%
Autozone, Inc.
6.500%, 01/15/2014	340,000	336,288
Textiles, Apparel & Luxury Goods - 0.33%
Hanesbrands, Inc.
6.508%, 12/15/2014 (c)	270,000	224,100
TOTAL CORPORATE BONDS (Cost $3,010,674)		$2,175,911

FOREIGN GOVERNMENT NOTE/BONDS - 0.44%
Democratic Socialist Republic of Sri Lanka
8.250%, 10/24/2012 (Acquired 10/17/2007, Cost $340,000) (b)	340,000	302,600
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $340,000)		$302,600

MORTGAGE BACKED SECURITIES - 33.39%
Bear Stearns Asset Backed Securities Trust
Series A-1, 5.420%, 05/25/2030	179,340	164,875
Fannie Mae Pool
Pool #000TBA, 5.500%, 11/01/2015	8,000,000	8,047,504
Pool #000TBA, 6.000%, 10/25/2021	5,000,000	5,092,190
Federal Home Loan Mortgage Corp. Gold Pool
Pool #000TBA, 5.500%, 11/01/2034	2,000,000	1,985,624
Federal Home Loan Mortgage Corp. REMICS
2934HI, 5.000%, 02/15/2020	165,715	25,093
2934KI, 5.000%, 02/15/2020	111,147	18,814
FHR296, 5.000%, 04/15/2020	119,783	18,916
Federal Home Loan Mortgage Corp. Strip
FHS227, 5.000%, 12/01/2034	812,650	181,973
Federal National Mortgage Association Interest Strip
Pool #FNS332, 7.190%, 03/01/2033 (h)	1,121,540	244,025
Pool #FNS337, 8.170%, 07/01/2033 (h)	993,489	212,563
Pool #FNS343, 12.700%, 10/01/2033 (h)	258,750	51,820
Pool #FNS346, 7.900%, 12/01/2033 (h)	848,380	185,012
Pool #FNS353, 7.610%, 07/25/2034 (h)	610,159	138,162
Pool #FNS354, 7.280%, 12/01/2034 (h)	6,498,680	1,429,819
Pool #FNS356, 9.180%, 02/01/2035 (h)	456,349	91,554
Pool #FNS356, 13.560%, 03/01/2035 (h)	127,730	27,011
Pool #FNS357, 7.910%, 03/01/2035 (h)	3,488,125	768,318
Pool #FNS356, 10.170%, 03/01/2035 (h)	122,633	26,807
Pool #FNS360, 8.530%, 08/01/2035 (h)	13,462,968	2,952,974
Pool #FNS365, 10.870%, 04/01/2036 (h)	1,363,728	273,887
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF5, 7.050%, 04/25/2036 (Acquired 1/24/2007, Cost $133,447) (a)(b)	176,960	3,477
Lehman XS Trust
Series 2005-5N, 5.831%, 11/25/2035 (a)	150,000	6,716
Series 2006-11, 7.385%, 06/25/2046 (a)	81,439	2,404
Option One Mortgage Loan Trust
Series FLT, 5.440%, 02/25/2038	311,778	272,389
Residential Asset Mortgage Products, Inc.
Series 2006-RS2, 4.840%, 01/25/2034	379,383	346,750
Securitized Asset Backed Receivables LLC Trust
Series A-2, 5.200%, 03/25/2036	500,000	449,747
TOTAL MORTGAGE BACKED SECURITIES (Cost $23,999,121)		$23,018,424

U.S. GOVERNMENT AGENCY ISSUES - 75.54%
Fannie Mae Pool
Pool #000TBA, 5.500%, 10/01/2015	6,000,000	6,046,872
Pool #000TBA, 5.000%, 10/01/2019	13,000,000	12,906,556
Pool #000TBA, 6.000%, 11/14/2037	10,000,000	10,109,380
Pool #000TBA, 5.500%, 10/14/2038	17,000,000	16,952,196
Pool #000TBA, 6.000%, 10/14/2038	5,000,000	5,064,060
Federal Home Loan Mortgage Corp. Discount Note
3.190%, 03/30/2009 (f)	100,000	98,525
3.140%%, 03/23/2009 (f)	200,000	197,165
Federal National Mortgage Association Discount Note
2.050%, 12/04/2008 (f)	125,000	124,445
2.840%, 02/02/2009 (f)	575,000	569,157
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $52,424,066)		$52,068,356

U.S. TREASURY OBLIGATIONS - 11.61%
U.S. Treasury Bonds
2.375%, 01/15/2025	2,246,837	2,176,973
United States Treasury Inflation Indexed Bonds
2.375%, 04/15/2011	1,361,077	1,376,602
3.000%, 07/15/2012	4,276,510	4,451,244
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,299,164)		$8,004,819

REPURCHASE AGREEMENTS - 46.15%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $31,816,365 (e)(g)	31,815,570	31,815,570
TOTAL REPURCHASE AGREEMENTS (Cost $31,815,570)		$31,815,570

Total Investments (Cost $131,946,260)(i) - 177.76%		$122,537,679
Liabilities in Excess of Other Assets - (77.76)%		(53,605,526)
TOTAL NET ASSETS - 100.00%		$68,932,153

Footnotes

Percentages are stated as a percent of net assets.

(a)	Illiquid security. The market value of these securities total $930,072, which represents 1.35% of total net assets.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2008, the market value of these securities total $726,731 which represents 1.05% of total assets.
(c)	Variable Rate Security. The rate shown represents the rate at September 30, 2008.
(d)	Fair-value security. The market value of these securities total $360,832, which represents 0.52%
of total net assets.
(e)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f)	Zero Coupon Bond. Effective yield is listed.
(g)	All or a portion of the shares have been committed as collateral for open short positions, options written, forward contracts, futures contracts and swaps.
(h)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages.
The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.
The principal amount shown is the notional amount of the underlying mortgage.  Interest rate disclosure represents yield upon the estimated timing and amount of future cash flows at September 30, 2008.

(i)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$131,954,608
Gross unrealized appreciation	214,117
Gross unrealized depreciation	(9,631,046)
Net unrealized depreciation	($9,416,929)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Fannie Mae Pool
5.500%, 11/01/2033	$2,000,000	$1,990,624
5.500%, 10/14/2038	4,000,000	3,988,752
Total Securities Sold Short (Proceeds $6,016,875)		$5,979,376

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Options Written
September 30, 2008 (Unaudited)

	Contracts	Value
PUT OPTIONS
Eurodollar 90-Day Futures Contract
Expiration: December 2008, Exercise Price: $96.250	84	$58,800
Expiration: December 2008, Exercise Price: $96.50	42	38,850
Expiration: December 2008, Exercise Price: $96.750	42	50,400
Expiration: June 2009, Exercise Price: $95.50	105	38,719
Total Options Written (Premiums received $138,868)		$186,769

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Forward Contracts
September 30, 2008 (Unaudited)

		Unrealized
		Appreciation/
FORWARD CONTRACTS PURCHASED	Contracts	(Depreciation)
Norwegian Kroner Forward Contract
(underlying Face Amount at Market Value $354,612)	2,084,750	$(2,305)

SHORT FORWARD CONTRACTS
Swedish Krona Forward Contract
(underlying Face Amount at Market Value $360,007)	2,490,860	3,781
Total Forward Foreign Currency Contracts		$1,476

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Future Contracts
September 30, 2008 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $26,791,238)	111	$(15,440)
Eurodollar 90 Day Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $19,407,000)	80	75,823
Eurodollar 90 Day Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $29,330,400)	121	208,852
Eurodollar 90 Day Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $30,273,438)	125	257,342
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $7,966,200)	33	22,218
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $7,471,000)	31	24,085
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $5,514,538)	23	51,952
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $5,500,450)	23	41,190
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $2,867,100)	12	20,933
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $2,148,413)	9	13,728
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $238,575)	1	1,585
Euro-Schatz Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $9,698,422)	66	76,940
Euro-Bond 5-Year Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $2,007,933)	13	15,495
Euro-Bond 10-Year Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $809,976)	5	641
FED Fund 30 Day, Expiring February 2009
(underlying Face Amount at Market Value $12,291,608)	30	66,688
10-Year Future, Expiring December 2008
(underlying Face Amount at Market Value $2,684,250)	24	11,090

TOTAL FUTURES CONTRACTS PURCHASED		$873,122

Underlying Funds Trust
The Arbitrage-2 Portfolio (Fixed Income)
Schedule of Future Contracts
September 30, 2008 (Unaudited)
		Unrealized Appreciation/
	Contracts	Depreciation
SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $5,528,913)	23	$(10,550)
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $238,425)	1	448
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $238,475)	1	398
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $238,338)	1	360
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $238,250)	1	360
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $476,100)	2	695
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $476,025)	2	620
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $475,775)	2	520
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $475,575)	2	445
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $34,576,875)	162	(207,811)
U.S. Treasury 5-Year Note Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $24,242,626)	216	(66,590)
U.S. Treasury 10-Year Note Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $1,146,250)	10	756
U.S. Treasury Bond Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $5,858,594)	50	46,372

TOTAL SHORT FUTURES CONTRACTS		$(233,977)

TOTAL FUTURES CONTRACTS		$639,145

Underlying Funds Trust
The Arbitrage-2 Portfolio
Schedule of Swap Contracts
September 30, 2008 (Unaudited)
						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	Embarq Corp., 7.082%	Buy	0.72%	9/20/2012	(1,300,000)	$114,911

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	3,709

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	3.40%	6/20/2010	(1,000,000)	8,278

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	(307,533)

Goldman Sachs & Co.	The Gap, Inc., 6.900%	Buy	1.25%	3/20/2011	(1,000,000)	(15,198)

Goldman Sachs & Co.	PPG Industries, 7.050%	Buy	0.32%	3/20/2011	(1,000,000)	7,131

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	33,445

Goldman Sachs & Co.	The TJX Companies, 7.45%	Buy	0.39%	3/20/2011	(1,000,000)	(1,459)

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	13,950

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	8,186

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	46,970

Goldman Sachs & Co.	Meadwestvaco Corp., 6.850%	Buy	0.72%	3/20/2011	(1,000,000)	11,668

Goldman Sachs & Co.	MDC Holdings, Inc., 5.500%	Buy	0.52%	3/20/2011	(1,000,000)	14,519

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875%	Buy	0.54%	3/20/2013	(1,500,000)	47,488

Goldman Sachs & Co.	3M Company, 7.000%	Buy	0.07%	3/20/2011	(2,000,000)	11,127

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.60%	6/20/2010	14,250,000	122,906

Goldman Sachs & Co.	Darden Restaurants Inc., 7.125%	Buy	0.34%	9/20/2011	(1,000,000)	36,272

Goldman Sachs & Co.	The Gap, Inc., 9.550%	Buy	0.79%	9/20/2011	(1,000,000)	(2,700)

Goldman Sachs & Co.	Hasbro, Inc., 6.150%	Buy	0.38%	9/20/2011	(1,000,000)	6,330

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	12,553

Goldman Sachs & Co.	Radioshack Corp., 7.375%	Buy	1.12%	9/20/2011	(1,000,000)	12,280

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.45%	12/20/2010	9,000,000	(359,005)

Goldman Sachs & Co.	United Mexican States, 7.500%	Sell	0.76%	5/20/2011	1,000,000	(4,097)

Goldman Sachs & Co.	Republic of Panama, 8.875%	Buy	1.32%	5/20/2011	(1,000,000)	499

Goldman Sachs & Co.	Weyerhaeuser Co., 6.750%	Buy	0.60%	9/20/2011	(500,000)	13,418

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%	Sell	3.25%	12/20/2011	6,930,000	(499,297)

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	517,639

Goldman Sachs & Co.	MGIC Investment Corp., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	324,262

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	377,312

Goldman Sachs & Co.	Commercial Metals Co., 0.400%	Buy	0.40%	12/20/2011	(1,500,000)	35,689

Goldman Sachs & Co.	Johnson Controls, Inc., 7.125%	Buy	0.44%	12/20/2013	(1,500,000)	70,322

Goldman Sachs & Co.	Dow Chemical Company, 0.230%	Buy	0.23%	12/20/2013	(1,500,000)	43,042

Goldman Sachs & Co.	Ford Motor Credit Company, 7.000%	Sell	1.07%	3/20/2009	750,000	(56,613)

Goldman Sachs & Co.	GMAC, LLC, 0.580%	Sell	0.58%	3/20/2009	1,000,000	(208,730)

Goldman Sachs & Co.	The Good Year Tire & Rubber Co., 0.700%	Sell	0.70%	3/20/2009	1,000,000	(7,323)

Goldman Sachs & Co.	Sabre Holdings Corporation, 7.350%	Sell	1.06%	3/20/2009	750,000	(25,071)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	1,563,096

Goldman Sachs & Co.	GATX Financial Corp., 8.875%	Buy	0.39%	6/20/2014	(1,200,000)	84,762

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.25%	12/20/2011	4,950,000	(208,141)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.90%	6/20/2010	9,000,000	(292,410)

Goldman Sachs & Co.	CenturyTel, Inc., 6.00%	Buy	1.10%	3/20/2013	(3,250,000)	48,468

Goldman Sachs & Co.	BorgWarner, Inc., 0.660%	Buy	0.66%	3/20/2013	(3,250,000)	32,917

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index	Buy	1.75%	12/20/2012	(7,400,000)	138,288

Goldman Sachs & Co.	BorgWarner, Inc., 0.800%	Buy	0.80%	3/20/2013	(1,750,000)	7,774

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	5.00%	6/20/2013	(10,000,000)	343,056

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	1.55%	6/20/2013	4,500,000	(85,789)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	5.00%	6/20/2013	(7,000,000)	406,389

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	1.55%	6/20/2013	20,000,000	(472,627)

Goldman Sachs & Co.	Whirlpool Corporation	Buy	1.02%	9/20/2013	(3,250,000)	16,411

Goldman Sachs & Co.	The Lubrizol Corporation	Buy	0.82%	9/20/2013	(5,000,000)	6,664

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(4,000,000)	(46,857)

Goldman Sachs & Co.	Anheuser-Busch Companies, Inc.	Buy	1.08%	9/20/2013	(1,750,000)	(898)

Goldman Sachs & Co.	Anheuser-Busch Companies, Inc.	Buy	1.05%	9/20/2013	(2,000,000)	1,638

Goldman Sachs & Co.	XL Capital Ltd.	Buy	1.95%	9/20/2013	(2,000,000)	167,876

Goldman Sachs & Co.	Republic of Hungary	Buy	1.47%	10/20/2013	(1,500,000)	15,988

Goldman Sachs & Co.	Markit CDX.NA.IG.9	Buy	5.00%	12/20/2012	(2,000,000)	61,990

Goldman Sachs & Co.	Markit CDX.NA.IG.9	Sell	0.60%	12/20/2012	4,200,000	(15,900)

Goldman Sachs & Co.	IXIS Real Estate Capital Trust	Buy	2.24%	2/25/2036	(500,000)	475,922
	2005-HE4B, 5.326% (a)

Goldman Sachs & Co.	Merrill Lynch Mortgage Investors Trust	Buy	2.37%	12/25/2036	(1,000,000)	957,969
	Series 2006-HE1, 5.626% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan Asset Backed Certificate	Buy	2.50%	10/25/2036	(500,000)	362,359
	Series 2006-FF13, 4.500% (a)

Goldman Sachs & Co.	Markit CMBX.NA.BBB.2 Index	Buy	0.60%	3/14/2049	(1,000,000)	86,018

Goldman Sachs & Co.	Markit CMBX.NA.BBB.2 Index	Buy	0.60%	3/14/2049	(1,000,000)	86,018

Goldman Sachs & Co.	Markit ABX.HE.PENAAA.06-1 Index	Sell	0.18%	7/25/2045	2,164,830	32,836

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index	Sell	0.18%	7/25/2045	6,794,504	306,841

Goldman Sachs & Co.	Bayview Financial Mortgage Pass-Through	Buy	2.40%	6/28/2044	(1,000,000)	867,972
	Trust Series 2005-C (a)

Goldman Sachs & Co.	Securitized Asset Backed Receivables LLC Trust	Buy	2.05%	12/25/2034	(336,612)	317,565
	Series 2005-FR1 (a)

Goldman Sachs & Co.	Saxon Asset Securities Trust	Buy	3.25%	5/25/1935	(474,125)	401,359
	Series 2005-1

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-1 Index	Buy	2.67%	11/25/1936	(900,000)	804,490

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.15%	2/25/2036	(300,000)	287,112
	Series 2006-1, 6.070% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan	Buy	4.10%	3/25/2037	(250,000)	245,131
	Asset Backed Certificates 2007-FF2, 5.126% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	3.87%	1/25/2037	(500,000)	486,129
	Series 2006-EQ2, 4.876% (a)

Goldman Sachs & Co.	Markit CMBX.NA.AAA.1 Index	Sell	0.10%	10/12/2052	5,000,000	152,829

Goldman Sachs & Co.	Markit CMBX.NA.AAA.1 Index	Sell	0.10%	10/12/2052	5,000,000	322,742

Goldman Sachs & Co.	Markit ABX.HE.PENAAA.06-2	Sell	0.11%	5/25/2046	4,531,038	(51,513)

JP Morgan	Residential Capital Corp., 6.375%	Sell	1.08%	6/20/2011	1,000,000	(713,698)

JP Morgan	HCA, Inc., 1.200%	Sell	1.20%	3/20/2009	1,000,000	(5,139)

JP Morgan	Markit ABX.HE.AAA.06-2	Buy	0.11%	5/25/2046	(4,000,000)	273,506

JP Morgan	Markit CDX.NA.IG.10	Sell	1.55%	6/20/2013	20,000,000	(139,828)

JP Morgan	Markit CDX.NA.HY.10	Buy	5.00%	6/20/2013	(7,000,000)	150,439

JP Morgan	Markit ABX.HE.AAA.06-2	Buy	0.11%	5/25/2046	(4,000,000)	88,506

JP Morgan	Markit ABX.HE.AAA.06-1	Sell	0.18%	7/25/2045	2,911,930	94,078

JP Morgan	Markit ABX.HE.AA.06-1	Sell	0.32%	7/25/2045	7,000,000	181,010

JP Morgan	Markit CMBX.NA.AAA.4	Sell	0.35%	2/17/2051	10,000,000	23,099

JP Morgan	Markit ABX.HE.AAA.06-1	Sell	0.18%	7/25/2045	4,278,800	64,078

JP Morgan	Markit ABX.HE.AA.06-1	Sell	0.32%	7/25/2045	5,000,000	(20,707)

JP Morgan	Markit ABX.HE.AA.06-1	Sell	0.32%	7/25/2045	5,000,000	154,293

JP Morgan	Markit ABX.HE.AAA.06-1	Sell	0.18%	7/25/2045	4,862,272	(48,693)

JP Morgan	Markit ABX.HE.AA.06-1	Sell	0.32%	7/25/2045	4,000,000	(107,561)

JP Morgan	Markit CDX.EM.9	Buy	2.65%	6/20/2013	(22,000,000)	(557,056)

TOTAL CREDIT DEFAULT SWAP CONTRACTS						$7,757,681

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	The Banc of America Securities LLC Aaa Aggregate		*	11/28/2008	13,000,000	(960,619)
	Commercial Mortgage-Backed Securities Index

TOTAL INTEREST RATE SWAP CONTRACTS						$(960,619)

TOTAL SWAP CONTRACTS						$6,797,062

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

(a) Illiquid Security. The unrealized appreciation of these securities total $4,000,159 which represents 5.80% of total net assets.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ 827,390
Level 2 - Other significant observable inputs	122,176,832	12,776,438
Level 3 - Significant unobservable inputs	360,847	—
Total	$ 122,537,679	$ 13,603,828

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 777,328	$ —
Accrued discounts/premiums	24,039	—
Realized gain (loss)*	42,725	—
Change in unrealized appreciation
(depreciation)	(186,462)	—
Net purchases (sales)	(296,798)	—
Transfer in and/or out of Level 3	15	—
Balance as of 9/30/08	$ 360,847	$ —

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares
COMMON STOCKS - 2.07%
Independent Power Producers & Energy Traders - 1.39%
Calpine Corp. (a)(h)		69,591	$904,683
Machinery - 0.09%
Luxfer (a)(e)(h)		23,050	61,469
Paper & Forest Products - 0.27%
Tembec, Inc. (a)(h)		73,333	172,265
Transportation Infrastructure - 0.32%
Dura Automotive Systems, Inc. (a)(e)(h)		137,067	205,600
TOTAL COMMON STOCKS (Cost $4,561,511)			$1,344,017

INVESTMENT COMPANIES - 3.36%
iShares Russell 2000 Index Fund (h)		31,900	2,181,641
TOTAL INVESTMENT COMPANIES (Cost $2,191,750)			$2,181,641

CONVERTIBLE PREFERRED STOCKS - 1.22%
Transportation Infrastructure - 1.22%
Dura Operating Corp. 20% (a)(e)(h)		39,706	794,120
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,569,742)			$794,120

		Principal
		Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.99%
Countrywide Asset-Backed Certificates
Series 2007-SEA1, 5.000%, 5/25/2047 (e)(h)		$60,000	16,469
Pool #2007QH, 5.000%, 02/25/2037 (e)(h)		106,000	17,037
Series 2007-SEA1, 7.120%, 05/25/2047 (e)(h)		84,000	42,580
Series 2007-QH2, 5.000%, 04/25/2037 (e)(h)		100,000	13,825
Series 2007-QX1, 7.120%, 05/25/2037 (e)(h)		247,000	79,207
Series 2007-QX1, 5.000%, 05/25/2037 (e)(h)		514,000	75,898
Series 2007-QX1, 6.570%, 05/25/2037 (h)		96,000	48,350
Series 2007-QX1, 6.820%, 05/25/2037 (h)		342,000	107,284
Series 2007-QX1, 7.120%, 05/25/2037 (e)(h)		107,000	27,029
Pool #0072M1, 4.961%, 06/25/2047 (e)(h)		53,000	44,503
Pool #0072M2, 4.961%, 06/25/2047 (e)(h)		81,000	65,383
Pool #0072M3, 4.961%, 06/25/2047 (e)(h)		145,000	107,070
Pool #0072M4, 4.961%, 06/25/2047 (e)(h)		34,000	22,469
Pool #0072B1, 5.000%, 06/25/2047 (e)(h)		16,000	5,855
Pool #0072M5, 5.000%, 06/25/2047 (e)(h)		112,000	61,620
Pool #0072M6, 5.000%, 06/25/2047 (e)(h)		16,000	7,978
Federal Home Loan Mortgage Corp.
Series 2591, 5.500%, 02/15/2030 (h)		307,480	36,314
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (e)(f)		1,845,000	2,310,147
Terwin Mortgage Trust
Pool #00QHL1, 0.000%, 10/25/2013 (e)(h)(i)		703,647	27,090
Pool #2007A1, 3.961%, 10/25/2013 (e)(h)		2,661,734	2,047,427
Pool #00QHL1, 0.000%, 10/13/2038 (e)(h)(i)		962,937	772,757
Pool #0QHL1P, 0.000%, 10/25/2038 (e)(h)(i)		5,614,772	14,784
Pool #0QHL1X, 0.000%, 10/25/2038 (e)(i)		5,614,772	158,067
Pool #2007M1, 3.961%, 10/25/2038 (e)		260,000	140,550
Pool #2007M2, 3.961%, 10/25/2038 (e)		217,000	101,945
Pool #2007M3, 3.961%, 10/25/2038 (e)		255,000	89,431
Pool #QHL1M4, 3.961%, 10/25/2038 (e)		118,000	12,876
Pool #QHL1B1, 5.000%, 10/25/2038 (e)		160,000	4,780
Pool #QHL1M5, 5.000%, 10/25/2038 (e)		229,000	20,816
Pool #QHL1M6, 5.000%, 10/25/2038 (e)		89,000	6,176
Pool #QHL1M7, 5.000%, 10/25/2038 (e)		87,000	4,255
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,763,323)			$6,489,972

CONVERTIBLE BONDS - 1.07%
Auto Components - 1.07%
Standard Motor Products, Inc.
6.750%, 07/15/2009		780,000	693,225
TOTAL CONVERTIBLE BONDS (Cost $763,790)			$693,225

CORPORATE BONDS - 66.96%
Airlines - 0.68%
American Airlines, Inc.
10.610%, 03/04/2010		500,000	443,750
Apparel Retail - 0.34%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		509,000	218,870
Auto Components - 4.41%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014		1,000,000	630,000
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014		1,000,000	680,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013		1,000,000	530,000
Lear Corp.
8.750%, 12/01/2016		1,000,000	695,000
Metaldyne Corp.
11.000%, 06/15/2012		2,000,000	180,000
10.000%, 11/01/2013 (b)		1,000,000	150,000
Total Auto Components			2,865,000

Building Materials - 0.84%
Ply Gem Industries, Inc.
9.000%, 02/15/2012		1,000,000	545,000
Chemicals - 2.09%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016 (b)		2,000,000	1,360,000
Commercial Services & Supplies - 2.50%
Aleris International, Inc.
10.000%, 12/15/2016		1,000,000	620,000
Koosharem Corp.
8.200%, 07/01/2014 (e)		1,082,245	622,291
West Corp.
9.500%, 10/15/2014		500,000	382,500
Total Commercial Services & Supplies			1,624,791

Computers & Electronics - 0.75%
Viasystems, Inc.
10.500%, 01/15/2011		500,000	487,500
Computers & Electronics Retail - 0.48%
Intcomex, Inc.
11.750%, 01/15/2011 (e)		380,000	313,500
Consumer Finance - 1.48%
Discover Financial Services
3.349%, 06/11/2010 (b)		750,000	605,404
Ford Motor Credit Co., LLC
9.750%, 09/15/2010 (b)		500,000	358,542
Total Consumer Finance			963,946

Containers & Packaging - 4.41%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016		1,000,000	660,000
Caraustar Industries, Inc.
7.375%, 06/01/2009		1,000,000	830,000
Constar International, Inc.
11.000%, 12/01/2012		292,000	58,400
Portola Packaging, Inc.
8.250%, 02/01/2012 (g)		1,000,000	513,750
Solo Cup Co.
8.500%, 02/15/2014		1,000,000	800,000
Total Containers & Packaging			2,862,150

Diversified Telecommunications - 4.44%
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2011 (e)(f)		3,500,000	2,887,500
Electrical Equipment - 1.39%
Coleman Cable, Inc.
9.875%, 10/01/2012		1,000,000	905,000
Food & Staples Retailing - 1.26%
Duane Reade, Inc.
9.750%, 08/01/2011		350,000	294,000
Rite Aid Corp.
8.625%, 03/01/2015		1,000,000	525,000
Total Food & Staples Retailing			819,000

Food Products - 0.74%
Dole Food Co., Inc.
8.625%, 05/01/2009 (b)		500,000	477,500
Health Care Equipment & Supplies - 1.35%
Accellent, Inc.
10.500%, 12/01/2013		1,000,000	880,000
Health Care Providers & Services - 1.25%
Select Medical Corp.
10.820%, 09/15/2015 (b)		1,000,000	815,000
Hotels, Restaurants & Leisure - 4.66%
Buffets, Inc.
12.500%, 11/01/2014 (g)		1,000,000	10,000
Denny's Holdings, Inc.
10.000%, 10/01/2012		500,000	455,000
Harrahs Operating Co., Inc.
5.500%, 07/01/2010		500,000	375,000
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010		500,000	340,000
Landry's Restaurants, Inc.
9.500%, 12/15/2014 (b)		250,000	226,250
Perkins & Marie Callender's, Inc.
10.000%, 10/01/2013		1,000,000	520,000
Silverleaf Resorts, Inc.
8.000%, 04/01/2010		1,200,000	1,104,000
Total Hotels, Restaurants & Leisure			3,030,250

Household Durables - 0.97%
TOUSA, Inc.
9.000%, 07/01/2010 (g)		1,000,000	440,000
Waterford Wedgwood PLC
9.875%, 12/01/2010	EUR	500,000	190,053
Total Household Durables			630,053

Household Products - 0.99%
Spectrum Brands, Inc.
12.000%, 10/02/2013 (b)		$1,000,000	640,000
IT Services - 1.06%
Unisys Corp.
6.875%, 03/15/2010		750,000	690,000
Machinery - 3.62%
Fantuzzi Finance SA
10.750%, 07/16/2020 (e)	EUR	596,000	755,142
Luxfer Holdings
11.330%, 02/06/2012 (e)		$80,000	116,626
Milacron Escrow Corp.
11.500%, 05/15/2011		1,000,000	750,000
Wolverine Tube, Inc.
10.500%, 04/01/2009		750,000	727,500
Total Machinery			2,349,268

Media - 5.96%
American Media Operations, Inc.
10.250%, 05/01/2009		2,000,000	1,410,000
10.250%, 05/01/2009 (Acquired 1/18/2008, Cost $0) (c)		36,360	25,634
Charter Comm. Holdings I LLC/Charter Comm. Holdings I Capital Corp.
13.500%, 01/15/2014 (b)		1,000,000	420,000
11.750%, 05/15/2014 (b)		1,000,000	385,000
Knight Ridder, Inc.
7.125%, 06/01/2011		750,000	459,218
T4/Halcyon Loan
15.000%, 05/04/2010 (a)(e)(f)		871,075	1,090,683
Vertis, Inc.
10.875%, 06/15/2009 (g)		1,000,000	80,000
Total Media			3,870,535

Metals & Mining - 2.80%
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011		25,000	21,359
Frontera Copper Corp.
10.000%, 06/15/2010	CAD	1,300,000	1,038,290
Neenah Foundary Corp.
9.500%, 01/01/2017		$1,000,000	760,000
Total Metals & Mining			1,819,649

Multi-line Retail - 1.25%
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	810,000
Oil, Gas & Consumable Fuels - 3.61%
Callon Petroleum Co.
9.750%, 12/08/2010		500,000	467,500
National Coal Corp.
10.500%, 12/15/2010		750,000	727,500
Transmeridian Exploration, Inc.
12.000%, 12/15/2010		1,250,000	1,150,000
Total Oil, Gas & Consumable Fuels			2,345,000

Paper Products - 0.36%
Cellu Tissue Holdings, Inc.
9.750%, 03/15/2010		250,000	231,250
Publishing - 0.68%
The Sheridan Group, Inc.
10.250%, 08/15/2011		500,000	445,000
Real Estate Investment Trusts - 0.46%
iStar Financial, Inc.
5.375%, 04/15/2010		500,000	300,000
Restaurants - 0.70%
Real Mex Restaurants, Inc.
10.000%, 04/01/2010 (b)		500,000	455,000
Road & Rail - 0.32%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010		500,000	210,000
Semiconductors & Semiconductor Equipment - 3.19%
Amkor Technology, Inc.
7.750%, 05/15/2013		1,000,000	855,000
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		1,000,000	640,000
Spansion LLC
11.250%, 01/15/2016 (Acquired 8/2/2007, Cost $954,436) (c)		1,000,000	575,000
Total Semiconductors & Semiconductor Equipment			2,070,000

Special Purpose Entity - 0.80%
Winterhaven Finance BV
8.750%, 12/11/2008 (e)		540,000	521,100
Specialty Retail - 3.15%
Ames True Temper, Inc.
10.000%, 07/15/2012		1,000,000	530,000
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,000,000	552,500
Claires Stores, Inc.
9.625%, 06/01/2015		1,000,000	275,000
Linens 'n Things, Inc.
10.345%, 01/15/2014 (b)(g)		1,000,000	260,000
Remington Arms Co., Inc.
10.500%, 02/01/2011		448,000	426,720
Total Specialty Retail			2,044,220

Telecommunication Services - 0.43%
Securus Technologies, Inc.
11.000%, 09/01/2011		401,000	281,702
Textiles, Apparel & Luxury Goods - 0.31%
GFSI, Inc.
11.000%, 06/01/2011 (Acquired 9/19/2007, Cost $67,228) (b)(c)		65,000	58,500
Industrias Unidas
8.750%, 03/26/2009 (e)		160,000	144,000
Total Textiles, Apparel & Luxury Goods			202,500

Transportation Infrastructure - 3.23%
Dura 2nd Lien Note
0.000%, 06/25/2018 (e)(i)		2,500,000	1,875,000
Dura Operating Corp.
8.625%, 04/15/2012 (e)		7,579,000	-
USF Corp.
8.500%, 04/15/2010		250,000	222,500
Total Transportation Infrastructure			2,097,500

TOTAL CORPORATE BONDS (Cost $60,917,207)			$43,511,534

FOREIGN GOVERNMENT NOTE/BONDS - 6.87%
Construction & Engineering - 0.15%
Autopistas del Sol SA
7.000%, 06/15/2009 (Acquired 2/27/2008, Cost $108,624)(c)(e)		110,000	96,250
Electronics - 0.79%
NXP BV / NXP Funding LLC
9.500%, 10/15/2015 (f)		1,000,000	515,000
Marine - 0.75%
Ship Finance International Ltd.
8.500%, 12/15/2013		500,000	485,000
Media - 0.74%
Satelites Mexicanos SA de CV
11.446%, 11/30/2011 (b)		500,000	480,625
Oil, Gas & Consumable Fuels - 1.83%
Coalcorp Mining, Inc.
12.000%, 08/31/2011		600,000	552,000
Harvest Operations Corp.
7.875%, 10/15/2011		791,000	640,710
Total Oil, Gas & Consumable Fuels			1,192,710

Paper & Forest Products - 0.45%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 4/1/2008, Cost $349,774) (c)		412,000	290,460
Semiconductors & Semiconductor Equipment - 1.08%
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011		2,000,000	700,000
Transportation Infrastructure - 1.08%
Cia Latino Americana
9.000%, 12/19/2008		720,000	705,600
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $6,056,235)			$4,465,645

		Shares
WARRANTS - 2.76%
T4/Halcyon Warrants (e)(f)		14,340	1,795,540
TOTAL WARRANTS (Cost $0)			$1,795,540

		Contracts
PURCHASED OPTIONS - 0.98%
Put Options - 0.98%
iShares Russell 2000 Index Fund
Expiration: January 2009, Exercise Price: $72.00		875	638,750
TOTAL PURCHASED OPTIONS (Cost $331,994)			$638,750

		Principal
		Amount
CERTIFICATES OF DEPOSIT - 0.01%
Capital One Bank USA N.A.
4.300%, 04/20/2009		$7,000	$7,035

		Principal
		Amount
REPURCHASE AGREEMENTS - 6.66%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $4,329,486 (d)(h)		$4,329,378	4,329,378
TOTAL REPURCHASE AGREEMENTS (Cost $4,329,378)			$4,329,378

Total Investments (Cost $91,491,754)(j) - 101.95%			66,250,857
Liabilities in Excess of Other Assets - (1.95)%			(1,270,440)
TOTAL NET ASSETS - 100.00%			$64,980,417

Footnotes

Percentages are stated as a percent of net assets.

CAD	Canadian Dollars
EUR	European Monetary Unit
(a)	Non Income Producing
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2008.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2008, the market value of these securities total $1,045,844 which represents 1.61% of total assets.
(d)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(e)	Fair-value security. The market value of these securities total $17,576,845, which represents 27.05%
of total net assets.
(f)	Illiquid security. The market value of these securities total $8,598,870, which represents 13.24% of total net assets.
(g)	Default or other conditions exist and security is not presently accruing income.
(h)	All or a portion of the shares have been committed as collateral for open short positions, options written and forward contracts.
(i)	Zero Coupon Bond
(j)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$91,492,134
Gross unrealized appreciation	3,132,201
Gross unrealized depreciation	(28,373,478)
Net unrealized depreciation	($25,241,277)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
America's Car-Mart, Inc.	8,200	$152,438
ArvinMeritor, Inc.	15,300	199,512
Carmax, Inc.	11,900	166,600
General Growth Properties, Inc.	15,700	237,070

	Principal
CORPORATE BOND	Amount
Station Casinos, Inc.
6.50%, 02/01/2014	$1,000,000	295,000
Total Securities Sold Short (Proceeds $1,564,742)		$1,050,620

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Schedule of Options Written
September 30, 2008 (Unaudited)

	Contracts	Value
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: September 2008, Exercise Price: $68.00	100	$1,000
Expiration: September 2008, Exercise Price: $69.00	225	19,800
Expiration: January 2009, Exercise Price: $65.00	875	354,375
Total Options Written (Premiums received $198,250)		$375,175

Underlying Funds Trust
The Deep Value Hedged Income-1 Portfolio
Schedule of Forward Contracts
September 30, 2008 (Unaudited)

		Unrealized
		Appreciation/
SHORT FORWARD CONTRACTS	Contracts	(Depreciation)
Canadian Dollar Forward Contract
(underlying Face Amount at Market Value $1,227,427)	1,303,295	$2,096
Euro Monetary Unit Forward Contract
(underlying Face Amount at Market Value $1,230,046)	871,238	68,100
Total Forward Foreign Currency Contracts		$70,196

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,897,339	$ 1,200,991
Level 2 - Other significant observable inputs	48,286,464	295,000
Level 3 - Significant unobservable inputs	14,067,054	—
Total	$ 66,250,857	$ 1,495,991

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 12,663,311	$ —
Accrued discounts/premiums	84,221	—
Realized gain (loss)*	(10,118)	—
Change in unrealized appreciation
(depreciation)	(7,750,697)	—
Net purchases (sales)	9,080,337	—
Transfer in and/or out of Level 3	—	—
Balance as of 9/30/08	$ 14,067,054	$ —

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
ENHANCED INCOME SECURITY - 0.71%
Food Products - 0.71%
B & G Foods Inc. (i)		39,185	$525,079
TOTAL ENHANCED INCOME SECURITY (Cost $492,684)			525,079

COMMON STOCKS - 65.14%
Auto Components - 0.21%
Dana Holding Corp. (a)(i)		11,542	55,864
Fuel Systems Solutions, Inc. (a)(i)		2,965	102,144
Total Auto Components			158,008

Biotechnology - 0.03%
CytRx Corp. (a)(f)		43,820	22,348
Chemicals - 8.65%
Arabian American Development Co. (a)(f)		61,817	277,558
Chemtura Corp. (i)		176,946	806,874
GenTek, Inc. (a)(i)		132,938	3,417,836
Rockwood Holdings, Inc. (a)(i)		10,626	272,663
Solutia, Inc. (a)(i)		44,415	621,810
Texas Petrochemicals, Inc. (a)(f)		20,300	365,400
WR Grace & Co. (a)		40,332	609,820
Total Chemicals			6,371,961

Commercial Services & Supplies - 5.36%
The Brink's Co.		6,826	416,522
Cenveo, Inc. (a)		32,100	246,849
Cornell Cos., Inc. (a)		30,100	818,118
Corrections Corp. of America (a)		34,238	850,814
The Geo Group, Inc. (a)		65,179	1,317,268
Interface, Inc. - Class A		26,545	301,817
Total Commercial Services & Supplies			3,951,388

Construction & Engineering - 1.18%
Foster Wheeler Ltd. (a)		23,989	866,243
Consumer Finance - 0.09%
Cardtronics, Inc. (a)		8,610	67,675
Diversified Financial Services - 0.29%
CIT Group, Inc.		31,062	216,191
Diversified Telecommunication Services - 0.06%
Primus Telecommunications Group, Inc. (a)		189,700	43,631
Electrical Equipment - 0.25%
Sunpower Corp. (a)		2,660	183,643
Electronic Equipment, Instruments & Components - 0.71%
Electronic Control Security, Inc. (a)(f)		1,537,859	522,872
Energy Equipment & Services - 2.11%
Cal Dive International, Inc. (a)		43,370	459,722
Halliburton Co.		1,890	61,217
Helix Energy Solutions Group, Inc. (a)		21,781	528,843
North American Energy Partners, Inc. (a)		48,466	502,592
Total Energy Equipment & Services			1,552,374

Food & Staples Retailing - 1.27%
The Pantry, Inc. (a)		44,046	933,335
Gas Utilities - 0.05%
Star Gas Partners LP (a)		15,000	33,300
Hotels, Restaurants & Leisure - 1.53%
Empire Resorts, Inc. (a)		6,250	15,750
Famous Dave's Of America, Inc. (a)		68,302	410,495
Great Canadian Gaming Corp. (a)		1,680	10,024
Lone Star Steakhouse & Saloon (a)(f)		14,800	404,780
Wyndham Worldwide Corp.		18,084	284,100
Total Hotels, Restaurants & Leisure			1,125,149

Independent Power Producers & Energy Traders - 1.06%
Calpine Corp. (a)		37,503	487,539
Mirant Corp. (a)		10,787	197,294
NRG Energy, Inc. (a)		3,773	93,382
Total Independent Power Producers & Energy Traders			778,215

IT Services - 1.30%
Fidelity National Information Services, Inc.		19,521	360,358
Lender Processing Services, Inc. (a)		19,472	594,285
Total IT Services			954,643

Leisure Equipment & Products - 0.36%
Callaway Golf Co.		19,024	267,668
Life Sciences Tools & Services - 0.05%
Innovive Escrow Shares (a)(e)(f)		248,700	38,951
Machinery - 0.10%
Trinity Industries, Inc.		2,981	76,701
Media - 3.61%
Deutsche Bank Mexicosa SA (a)(e)		2,181	-
Fisher Communications, Inc. (a)		21,375	842,175
Global Traffic Network, Inc. (a)		161,670	1,498,681
Time Warner Cable, Inc. - Class A (a)		13,230	320,166
Total Media			2,661,022

Metals & Mining - 1.02%
Major Drilling Group International, Inc. (a)		840	23,418
Ormet Corp. (a)(f)		15,000	90,000
White Mountain Titanium Corp. (a)(f)		866,500	641,210
Total Metals & Mining			754,628

Oil, Gas & Consumable Fuels - 4.37%
Elk Horn Coal Member Units (a)(e)(f)		1,139,645	780,657
International Coal Group Inc. (a)		95,231	594,242
Linn Energy LLC - Units		36,871	564,126
Petroquest Energy, Inc. (a)		36,670	562,885
Rosetta Resources, Inc. (a)		12,750	234,090
Talisman Energy, Inc.		1,806	25,681
Williams Cos., Inc.		19,276	455,877
Total Oil, Gas & Consumable Fuels			3,217,558

Paper & Forest Products - 0.27%
Tembec, Inc. (a)(f)		42,749	100,420
Tembec, Inc. (Acquired 3/12/2008, Cost $0)(a)(b)(f)		40,850	95,960
Total Paper & Forest Products			196,380

Pharmaceuticals - 4.31%
Access Pharmaceuticals, Inc. (a)(f)		110,480	309,344
Bristol-Myers Squibb Co.		72,145	1,504,223
Pfizer, Inc.		74,000	1,364,560
Total Pharmaceuticals			3,178,127
Professional Services - 0.63%
TeamStaff, Inc. (a)(f)		188,404	465,358
Real Estate Investment Trusts - 2.46%
Huntingdon Real Estate Investment Trust		1,704,550	1,809,858
Real Estate Management & Development - 22.88%
IAT Air Cargo Facilities Income Fund (f)		2,686,579	16,862,906
Semiconductors & Semiconductor Equipment - 0.07%
Cypress Semiconductor Corp. (a)		9,697	50,618
Software - 0.18%
Spare Backup, Inc. (a)(f)		1,200,500	132,055
Tobacco - 0.68%
Lorillard, Inc.		7,017	499,260
Transportation Infrastructure - 0.00%
Sea Containers Ltd. - Class A (a)		7,500	120
TOTAL COMMON STOCKS (Cost $56,090,922)			$47,992,186

INVESTMENT COMPANIES - 3.42%
Financial Select Sector SPDR Fund		33,352	663,372
Gabelli Global Deal Fund		52,060	729,881
SPDR Trust Series 1		7,979	925,484
UltraShort QQQ ProShares		2,250	123,120
WesternOne Equity Income Fund		20,626	81,012
TOTAL INVESTMENT COMPANIES (Cost $2,658,742)			$2,522,869

RECOVERY TRUST - 0.01%
Diversified Financial Services - 0.01%
Adelphia Recovery Trust (a)		175,044	5,689
TOTAL RECOVERY TRUST (Cost $81,658)			$5,689

CONVERTIBLE PREFERRED STOCKS - 0.00%
Media - 0.00%
ION Media Networks, Inc. (Acquired 5/4/2007 & 8/30/2007, Cost $0)(a)(b)(f)		2	760
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $0)			$760

		Principal
		Amount
CONVERTIBLE BONDS - 0.80%
Biotechnology - 0.12%
Cell Therapeutics, Inc.
4.000%, 07/01/2010 (f)		$1,000,000	90,000
Energy Equipment & Services - 0.05%
Friede Goldman Halter, Inc.
4.500%, 09/15/2004 (e)(f)(g)		750,000	35,625
Semiconductors & Semiconductor Equipment - 0.63%
Acquicor Technology, Inc.
8.000%, 12/31/2011(Acquired 6/5/2007, Cost $326,164)(b)(f)		350,000	164,500
Jazz Technologies, Inc.
8.000%, 12/31/2011 (f)		640,000	300,800
Total Semiconductors & Semiconductor Equipment			465,300

TOTAL CONVERTIBLE BONDS (Cost $1,551,603)			$590,925

CORPORATE BONDS - 27.93%
Airlines - 4.32%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (e)(f)		3,500,000	3,185,000
Auto Components - 1.46%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014		1,500,000	945,000
Dana Corp.
6.500%, 03/15/2018 (e)(f)(g)		300,000	5,700
Delphi Corp.
6.500%, 08/15/2013 (f)(g)		180,000	22,500
Dura Operating Corp.
9.000%, 05/01/2009 (e)(g)		150,000	15
Metaldyne Corp.
11.000%, 06/15/2012		1,100,000	99,000
Total Auto Components			1,072,215

Automobiles - 0.49%
Chrysler Corp. Term Loan
6.490%, 08/03/2013 (e)(h)		946,179	359,548
Chemicals - 0.44%
Solutia, Inc. Dip Loan
8.500%, 02/28/2014 (f)(h)		356,853	325,093
Commercial Services & Supplies - 0.87%
American Color Graphics, Inc.
10.000%, 06/15/2010 (f)(g)		247,000	17,290
Quebecor Dip Loan
8.250%, 07/17/2009 (f)(h)		157,655	156,157
8.250%, 12/31/2050 (e)(f)(h)		352,064	281,651
8.250%, 12/31/2050 (e)(f)(h)	CAD	27,936	23,887
Quebecor World Capital Corp.
6.125%, 11/15/2013 (f)(g)		$540,000	164,700
Total Commercial Services & Supplies			643,685

Communications Equipment - 1.14%
Telcordia Technologies, Inc.
6.463%, 07/15/2012 (Acquired 10/18/2007, Cost $956,633) (b)(c)(f)		1,000,000	840,000
Diversified Financial Services - 1.26%
Capmark Bridge Loan
4.419%, 03/23/2009 (e)(f)(h)		653,780	523,024
Capmark Financial Group, Inc.
3.746%, 05/10/2010 (c)(f)		570,000	404,766
Total Diversified Financial Services			927,790

Diversified Telecommunication Services - 2.63%
Iridium LLC/Capital Corp.
14.000%, 07/15/2005 (f)(g)		225,000	1,125
Primus Telecommunications Group, Inc.
8.000%, 01/15/2014 (f)		860,000	266,600
Primus Telecommunications Group, Inc. Term Loan B
9.800%, 02/18/2011 (e)(f)		1,989,717	1,671,362
Total Diversified Telecommunication Services			1,939,087

Food Manufacturers - 1.22%
Merisant Co. Dip Loan
6.300%, 01/11/2050 (e)(f)(h)		548,263	489,325
Merisant Co.
9.500%, 07/15/2013 (c)(f)		312,000	180,960
Swift Term Loan
6.063%, 05/06/2014 (h)		360,000	230,850
Total Food Manufacturers			901,135

Health Care Providers & Services - 0.36%
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 04/01/2011 (Acquired 9/21/2007, Cost $580,212)(b)(f)		662,000	264,800
Hotels, Restaurants & Leisure - 0.23%
Buffets, Inc. Letter Of Credit
10.954%, 05/01/2013 (e)(f)(h)		62,604	20,034
Buffets, Inc. Term Loan
10.954%, 01/22/2009 (e)(f)(h)		471,620	150,918
Total Hotels, Restaurants & Leisure			170,952

Household Durables - 0.38%
K. Hovnanian Enterprises, Inc.
6.500%, 01/15/2014 (f)		480,000	283,200
Independent Power Producers & Energy Traders - 0.05%
Calpine Generating Co. LLC
7.756%, 04/01/2010 (c)(g)		450,000	33,750
Internet & Catalog Retail - 0.58%
Harry & David Operations Corp.
9.000%, 03/01/2013		840,000	424,200
Paper & Forest Products - 0.89%
Abitibi-Consolidated, Inc.
8.500%, 08/01/2029 (f)		1,380,000	331,200
Tembec Industries, Inc. Term Loan
9.467%, 06/01/2012 (e)(f)(h)		365,500	321,640
Total Paper & Forest Products			652,840

Semiconductors & Semiconductor Equipment - 0.54%
MagnaChip Semiconductor SA
6.660%, 12/15/2011 (c)(f)		300,000	99,000
Spansion LLC
6.201%, 06/01/2013 (Acquired 4/18/2008, Cost $357,327) (b)(c)(f)		496,000	297,600
Total Semiconductors & Semiconductor Equipment			396,600

Specialty Retail - 4.94%
Ames True Temper, Inc.
10.000%, 07/15/2012		840,000	445,200
Amscan Holdings, Inc.
8.750%, 05/01/2014		500,000	405,000
Broder Brothers Co.
11.250%, 10/15/2010 (c)(f)		5,330,000	2,771,600
MAAX Corp.
9.750%, 06/15/2012 (f)(g)		600,000	9,000
PCA LLC/PCA Finance Corp.
11.875%, 08/01/2009 (f)(g)		311,000	12,440
Total Specialty Retail			3,643,240

Textiles, Apparel & Luxury Goods - 5.34%
GFSI, Inc.
11.000%, 06/01/2011 (Acquired 12/13/2007, Cost $1,629,882) (b)(c)(f)		1,653,000	1,487,700
Unifi, Inc.
11.500%, 05/15/2014 (f)		3,100,000	2,449,000
Total Textiles, Apparel & Luxury Goods			3,936,700

Thrifts & Mortgage Finance - 0.15%
Residential Capital LLC
6.375%, 06/30/2010 (c)(f)		480,000	110,400
Tobacco - 0.56%
North Atlantic Trading, Inc.
9.250%, 03/01/2012 (f)		300,000	138,000
10.000%, 03/01/2012 (Acquired 6/4/2007, Cost $351,308)(b)(f)		350,000	273,000
Total Tobacco			411,000

Transportation Infrastructure - 0.08%
Sea Containers Ltd.
10.750%, 10/15/2006 (f)(g)		150,000	61,875
TOTAL CORPORATE BONDS (Cost $27,381,068)			$20,583,110

ESCROW NOTE - 0.01%
Media - 0.01%
Adelphia Communications Corp.
10.250%, 11/01/2006 (f)(g)		182,000	7,280
TOTAL ESCROW NOTE (Cost $0)			$7,280

		Shares
WARRANTS - 0.19%
Brazil Ethanol, Inc. (Acquired 3/30/2007, Cost $11,640)(a)(b)(e)(f)		14,550	25,462
Solutia, Inc. (a)(f)		1,705	1,620
Transforma Acquisition Group, Inc. (a)(f)		23,000	3,219
Spare Backup, Inc. (f)		500,000	-
White Mountain Titanium Corp. (f)		800,000	112,000
TOTAL WARRANTS (Cost $203,398)			$142,301

		Contracts
PURCHASED OPTIONS - 0.13%
Call Options - 0.00%
Corrections Corp. of America
Expiration: December 2008, Exercise Price: $30.00		8	240
Put Options - 0.13%
General Motors Corp.
Expiration: January 2009, Exercise Price: $30.00		45	92,025
Linn Energy LLC
Expiration: October 2008, Exercise Price: $15.00		84	6,300
Total Put Options			98,325
TOTAL PURCHASED OPTIONS (Cost $29,348)			$98,565

		Principal
		Amount
REPURCHASE AGREEMENTS - 6.16%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $4,535,287 (d)(i)		$4,535,174	4,535,174
TOTAL REPURCHASE AGREEMENTS (Cost $4,535,174)			$4,535,174

Total Investments (Cost $93,024,597)(j) - 104.49%			77,003,938
Liabilities in Excess of Other Assets - (4.49)%			(3,315,639)
TOTAL NET ASSETS - 100.00%			$73,688,299

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
American Cap Ltd	$4,950	$126,275
AvalonBay Communities, Inc.	5,850	575,757
Cullen/Frost Bankers, Inc.	1,260	75,600
Lexmark International, Inc. - Class A	18,500	602,545
New Century Financial Corp. (e)	3,312	33
Redwood Trust, Inc.	3,832	83,269
Spectrum Brands, Inc.	3,000	4,170
The Walt Disney Co.	1,890	58,004
		1,525,653
INVESTMENT COMPANIES
iShares CDN S&P/TSX Capped REIT Index Fund	19,900	225,318
iShares Russell 2000 Index Fund	4,000	273,560
iShares Russell 2000 Value Index Fund	1,090	73,292
iShares S&P Mid Cap 400 Index Fund	1,350	97,686
Oil Service HOLDRs Trust	1,360	199,512
Retail HOLDRs Trust	636	57,329
		926,697
CORPORATE BONDS	Principal
	Amount
Avis Budget Car Rent LLC / Avis Budget Finance, Inc.
7.625%, 05/15/2014 (c)	$190,000	120,175
Community Health Systems, Inc.
8.875%, 07/15/2015	380,000	361,000
Healthsouth Corp.
10.750%, 06/15/2016	380,000	383,800
Kaiser Aluminum & Chemical Corp.
12.75%, 02/01/2003 (e)(f)(g)	1,157,000	0
MGM Mirage
5.875%, 02/27/2014	190,000	137,275
		1,002,250
Total Securities Sold Short (Proceeds $3,841,938)		$3,454,600

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
September 30, 2008 (Unaudited)

	Contracts	Value
CALL OPTIONS
The Brink's Co.
Expiration: October 2008, Exercise Price: $70.00	20	$650
PUT OPTIONS
Corrections Corp. of America
Expiration: October 2008, Exercise Price: $25.00	20	1,900
Expiration: December 2008, Exercise Price: $20.00	8	300
KBR Inc.
Expiration: November 2008, Exercise Price: $15.00	40	9,200
North American Energy Partners, Inc.
Expiration: October 2008, Exercise Price: $12.50	8	2,760
The Brink's Co.
Expiration: October 2008, Exercise Price: $60.00	20	4,900
Expiration: October 2008, Exercise Price: $65.00	21	11,025
The Geo Group, Inc.
Expiration: October 2008, Exercise Price: $22.50	20	5,000
Total Put Options		35,085
Total Options Written (Premiums received $19,187)		$35,735

Footnotes

Percentages are stated as a percent of net assets.

CAD	Canadian Dollars
(a)	Non Income Producing
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2008, the market value of these securities total $3,449,782 which represents 4.68% of total assets.
(c)	Variable Rate Security. The rate shown represents the rate at September 30, 2008.
(d)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(e)	Fair-value security. The market value of these securities total $7,912,832, which represents 10.74%
of total net assets.
(f)	Illiquid security. The market value of these securities total $39,491,632, which represents 53.59% of total net assets.
(g)	Default or other conditions exist and security is not presently accruing income.
(h)	Zero Coupon Bond. Effective yield is listed.
(i)	All or a portion of the shares have been committed as collateral for open short positions and options written.
(j)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$93,400,193
Gross unrealized appreciation	1,545,248
Gross unrealized depreciation	(17,941,503)
Net unrealized depreciation	($16,396,255)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 33,369,132	$ 2,262,734
Level 2 - Other significant observable inputs	43,546,491	1,227,568
Level 3 - Significant unobservable inputs	88,315	33
Total	$ 77,003,938	$ 3,490,335

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ 92,560
Accrued discounts/premiums	6	—
Realized gain (loss)*	—	—
Change in unrealized appreciation
(depreciation)	40,763	(92,560)
Net purchases (sales)	22,069	—
Transfer in and/or out of Level 3	25,477	33
Balance as of 9/30/08	$ 88,315	$ 33

Underlying Funds Trust
The Energy and Natural Resources-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 52.87%
Automobiles - 0.00%
Zenn Motor Co, Inc. (a)(e)	600	$1,776
Chemicals - 1.56%
Migao Corp. (a)(e)	60,000	303,312
Neo Material Technologies, Inc. (a)	150,000	260,747
Total Chemicals		564,059

Commercial Services & Supplies - 0.39%
Covanta Holding Corp. (a)	3,950	94,563
EnerNOC, Inc. (a)	4,292	44,379
Total Commercial Services & Supplies		138,942

Diversified Financial Services - 0.40%
Climate Exchange Plc (a)	8,000	145,783
Electrical Equipment - 10.48%
Centrotherm Photovoltaics AG (a)	5,000	268,608
Clear Skies Solar, Inc. (a)	71,428	20,000
Energy Conversion Devices, Inc. (a)	2,779	161,877
First Solar, Inc. (a)	6,000	1,133,460
FuelCell Energy, Inc. (a)	10,100	60,903
Gamesa Corp. Tecnologica SA	1,925	65,094
Heliocentris Fuel Cells AG (a)	44,000	340,687
ITM Power Plc (a)	150,000	120,004
Nordex AG (a)	13,775	371,752
REpower Systems AG (a)	610	177,256
Solarworld AG	5,100	211,157
Sunpower Corp. (a)	3,000	207,150
Suntech Power Holdings Co., Ltd. - ADR (a)	8,540	306,330
Vestas Wind System A/S (a)	2,100	178,698
Yingli Green Energy Holdings Co. Ltd. - ADR (a)	14,175	156,208
Total Electrical Equipment		3,779,184

Electronic Equipment, Instruments & Components - 1.67%
Catch The Wind Inc. (a)(c)(d)	148,000	180,785
Itron, Inc. (a)	3,150	278,869
Sunpower Corp. - Class A (a)	2,000	141,860
Total Electronic Equipment, Instruments & Components		601,514

Energy Equipment & Services - 0.99%
Aeroquest International Ltd. (a)	154,000	159,173
Hanwei Energy Services Corp. (a)	100,000	197,322
Total Energy Equipment & Services		356,495

Independent Power Producers & Energy Traders - 2.21%
Juhl Wind, Inc. (a)	23,500	86,950
McKenzie Bay International Ltd. (a)(d)	1,190,000	111,860
Ormat Technologies, Inc.	5,700	207,081
Sechilienne-SIDEC SA	2,200	124,196
U S Geothermal, Inc. (a)	149,300	265,754
Total Independent Power Producers & Energy Traders		795,841

Machinery - 0.94%
China Wind Systems, Inc. (a)	86,000	104,920
Energy Recovery, Inc. (a)	24,529	235,233
Total Machinery		340,153

Metals & Mining - 7.18%
Capstone Mining Corp. (a)	132,500	283,862
Commerce Resources Corp. (a)	500,000	136,246
Dynasty Metals & Mining, Inc. (a)	140,000	388,067
El Nino Ventures, Inc. (a)	500,000	83,750
First Metals, Inc. (a)	600,000	169,133
Geodex Minerals Ltd. (a)	685,600	174,142
High Desert Gold Corp. (a)	1,000,000	93,963
Magindustries Corp. (a)	240,000	205,215
Major Drilling Group International, Inc. (a)	6,000	167,273
Mercator Minerals Ltd. (a)	56,500	233,592
NEMI Northern Energy & Mining, Inc. - Class A (a)	348,000	186,385
Phoscan Chemical Corp. (a)	505,500	270,740
South American Silver Corp. (a)	500,000	112,755
Tournigan Energy Ltd. (a)	428,500	83,557
Total Metals & Mining		2,588,680

Oil, Gas & Consumable Fuels - 23.52%
Atlas Energy Resources LLC	7,800	201,240
BreitBurn Energy Partners LP	8,900	132,254
Capital Product Partners LP	16,000	174,080
Carnarvon Petroleum Ltd. (a)	704,999	175,495
Cheniere Energy Partners LP	24,200	168,190
Constellation Energy Partners LLC	9,700	111,356
Copano Energy LLC	14,100	344,886
Delavaco Energy, Inc. (a)(c)(d)	250,000	469,814
Energy Transfer Partners LP	12,600	464,058
Enterprise Products Partners LP	24,300	626,211
EV Energy Partner LP	7,800	148,200
Falcon Oil & Gas Ltd. (a)	800,000	413,437
Genesis Energy LP	13,600	194,344
Harvest Energy Trust - Units	9,700	163,930
Hathor Exploration Ltd. (a)	198,000	539,535
Holly Energy Partners LP	7,800	234,312
Kinder Morgan Energy Partners LP	9,700	504,691
Kinder Morgan Management LLC (a)	4,900	241,080
Legacy Reserves LP	14,600	250,536
Linn Energy LLC - Units	13,100	200,430
Magellan Midstream Partners LP	5,800	187,920
Martin Midstream Partners LP	9,700	195,843
Oilex Ltd. (a)	315,000	134,422
Pan Orient Energy Corp. (a)	29,480	152,628
Pengrowth Energy Trust	11,600	173,304
Penn Virginia GP Holdings LP	6,700	139,963
Penn Virginia Resources Partners LP	15,000	247,350
Plains All American Pipeline LP	4,900	194,138
Provident Energy Trust	14,600	131,108
Riversdale Mining Ltd. (a)	22,500	148,469
SemGroup Energy Partners LP	13,000	90,740
Targa Resources Partners LP	24,300	413,586
TEPPCO Partners LP	7,300	190,749
Western Gas Partners LP (a)	24,200	319,440
Total Oil, Gas & Consumable Fuels		8,477,739

Paper & Forest Products - 2.83%
Cathay Forest Products Corp. (a)	645,500	400,310
Shanghai Songrui Forestry Products, Inc. (a)(c)(d)	600,000	620,155
Total Paper & Forest Products		1,020,465

Semiconductors & Semiconductor Equipment - 0.70%
Renesola Ltd. - ADR (a)	5,000	52,450
Renesola Ltd (a)	3,750	19,001
Surfect Holdings, Inc. (a)(d)	6,000,000	180,000
Total Semiconductors & Semiconductor Equipment		251,451

TOTAL COMMON STOCKS (Cost $29,202,002)		$19,062,082

INVESTMENT COMPANIES - 14.94%
First Trust Global Wind Energy ETF (a)	10,000	192,900
Horizons BetaPro S&P/TSX Global Gold Bull Plus ETF (a)	39,000	529,527
Kayne Anderson MLP Investment Co.	108,799	2,512,169
Tortoise Energy Capital Corp.	125,057	2,152,231
TOTAL INVESTMENT COMPANIES (Cost $7,390,255)		$5,386,827

EXCHANGE TRADED NOTES - 19.46%
BearLinx Alerian MLP Select Index ETN
TOTAL EXCHANGE TRADED NOTES (Cost $8,609,977)		$7,016,428
	Contracts
PURCHASED OPTIONS - 2.66%
CALL OPTIONS
First Solar Inc.
Expiration: December 2008, Exercise Price: $185.00	100	313,500
Expiration: December 2008, Exercise Price: $220.00	40	69,600
Expiration: January 2009, Exercise Price: $185.00	100	344,000
JA Solar Holdings Co. Ltd.
Expiration: January 2009, Exercise Price: $10.00	100	26,250
LDK Solar Co. Ltd.
Expiration: January 2009, Exercise Price: $30.00	200	135,000
Ormat Technologies, Inc.
Expiration: December 2008, Exercise Price: $40.00	60	12,000
SunPower Corp.
Expiration: December 2008, Exercise Price: $80.00	50	39,000
Expiration: December 2008, Exercise Price: $90.00	50	18,000
TOTAL PURCHASED OPTIONS (Cost $1,105,767)		$957,350

	Principal
	Amount
REPURCHASE AGREEMENTS - 11.20%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $4,038,108 (b)(e)	$4,038,014	4,038,014
TOTAL REPURCHASE AGREEMENTS (Cost $4,038,014)		$4,038,014

Total Investments (Cost $50,346,015)(f) - 101.13%		$36,460,701
Liabilities in Excess of Other Assets - (1.13)%		(410,069)
TOTAL NET ASSETS - 100.00%		$36,050,632

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	Fair-value security. The market value of these securities total $1,270,754, which represents 3.52%
of total net assets.
(d)	Illiquid security. The market value of these securities total $1,562,614, which represents 4.33% of total net assets.
(e)	All or a portion of the shares have been committed as collateral for open short positions.
(f)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$50,346,015
Gross unrealized appreciation	555,905
Gross unrealized depreciation	(14,441,219)
Net unrealized depreciation	($13,885,314)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Energy and Natural Resources-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
Sunpower Corp. - Class A	2,000	$141,860
INVESTMENT COMPANIES
Powershares Global Clean Energy Portfolio	5,000	95,850
Total Securities Sold Short (Proceeds $305,783)		$237,710

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 29,461,138	$ 237,710
Level 2 - Other significant observable inputs	5,728,809	—
Level 3 - Significant unobservable inputs	1,270,754	—
Total	$ 36,460,701	$ 237,710

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation
(depreciation)	(57,459)	—
Net purchases (sales)	1,328,213	—
Transfer in and/or out of Level 3	—	—
Balance as of 9/30/08	$ 1,270,754	$ —

Underlying Funds Trust
The Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.29%
Aerospace & Defense - 2.05%
Boeing Co. (d)	2,700	$154,845
General Dynamics Corp. (d)	1,500	110,430
Goodrich Corp. (d)	1,600	66,560
Honeywell International, Inc. (d)	8,400	349,020
Lockheed Martin Corp. (d)	700	76,769
Precision Castparts Corp. (d)	1,600	126,048
Total Aerospace & Defense		883,672

Automobiles - 0.10%
Honda Motor Co. Ltd. - ADR (d)	1,500	45,165
Beverages - 2.01%
Anheuser-Busch Cos., Inc. (d)	6,100	395,768
The Coca-Cola Co. (d)	2,900	153,352
Molson Coors Brewing Co. - Class B (d)	4,200	196,350
PepsiCo, Inc. (d)	1,700	121,159
Total Beverages		866,629

Biotechnology - 0.45%
Genentech, Inc. (a)(d)	2,200	195,096
Capital Markets - 3.54%
The Blackstone Group LP (d)	2,600	39,884
The Charles Schwab Corp. (d)	1,449	37,674
The Goldman Sachs Group, Inc. (d)	1,000	128,000
State Street Corp. (d)	13,800	784,944
T. Rowe Price Group, Inc. (d)	10,000	537,100
Total Capital Markets		1,527,602

Chemicals - 1.69%
Air Products & Chemicals, Inc. (d)	600	41,094
Airgas, Inc. (d)	3,400	168,810
Monsanto Co. (d)	2,700	267,246
Rohm & Haas Co. (d)	3,600	252,000
Total Chemicals		729,150

Commercial Banks - 0.12%
Regions Financial Corp. (d)	1,800	17,280
SunTrust Banks, Inc. (d)	800	35,992
Total Commercial Banks		53,272

Commercial Services & Supplies - 0.11%
Allied Waste Industries, Inc. (a)(d)	2,500	27,775
Republic Services, Inc. (d)	700	20,986
Total Commercial Services & Supplies		48,761

Communications Equipment - 0.53%
Cisco Systems, Inc. (a)(d)	4,700	106,032
Harris Corp. (d)	2,700	124,740
Total Communications Equipment		230,772

Computers & Peripherals - 2.66%
Apple, Inc. (a)(d)	3,000	340,980
Hewlett-Packard Co. (d)	6,300	291,312
International Business Machines Corp. (d)	4,400	514,624
Total Computers & Peripherals		1,146,916

Construction & Engineering - 0.12%
Fluor Corp. (d)	900	50,130
Consumer Finance - 2.13%
American Express Co. (d)	26,000	921,180
Diversified Consumer Services - 1.90%
H&R Block, Inc. (d)	36,100	821,275
Diversified Financial Services - 2.31%
Bank of America Corp. (d)	2,379	83,265
Interactive Brokers Group, Inc. - Class A (a)(d)	7,500	166,275
JPMorgan Chase & Co. (d)	3,300	154,110
KKR Financial Holdings LLC (d)	93,100	592,116
Total Diversified Financial Services		995,766
Diversified Telecommunication Services - 7.49%
AT&T, Inc. (d)	58,400	1,630,528
Fairpoint Communications, Inc. (d)	256	2,219
Verizon Communications, Inc. (d)	49,900	1,601,291
Total Diversified Telecommunication Services		3,234,038

Electric Utilities - 1.79%
Duke Energy Corp. (d)	34,800	606,564
FPL Group, Inc. (d)	3,300	165,990
Total Electric Utilities		772,554

Electrical Equipment - 0.93%
Canadian Solar, Inc. (a)(d)	700	13,671
Emerson Electric Co. (d)	7,300	297,767
Medis Technologies Ltd. (a)(d)	30,000	54,000
Yingli Green Energy Holdings Co. Ltd. - ADR (a)(d)	3,200	35,264
Total Electrical Equipment		400,702

Electronic Equipment, Instruments & Components - 0.36%
Flextronics International Ltd. (a)(d)	17,500	123,900
Tyco Electronics Ltd (d)	1,100	30,426
Total Electronic Equipment, Instruments & Components		154,326

Energy Equipment & Services - 1.46%
Halliburton Co. (d)	1,900	61,541
Helix Energy Solutions Group, Inc. (a)(d)	2,300	55,844
Noble Corp. (d)	3,600	158,040
Schlumberger Ltd. (d)	3,300	257,697
Transocean, Inc. (a)(d)	900	98,856
Total Energy Equipment & Services		631,978

Food & Staples Retailing - 1.21%
CVS Caremark Corp. (d)	11,000	370,260
The Kroger Co. (d)	2,300	63,204
Wal-Mart Stores, Inc. (d)	1,500	89,835
Total Food & Staples Retailing		523,299

Food Products - 0.15%
Corn Products International, Inc. (d)	2,000	64,560
Health Care Equipment & Supplies - 2.82%
Alcon, Inc. (d)	900	145,359
Covidien Ltd. (d)	3,700	198,912
Medtronic, Inc. (d)	5,400	270,540
St. Jude Medical, Inc. (a)(d)	4,000	173,960
Stryker Corp. (d)	3,700	230,510
Zimmer Holdings, Inc. (a)(d)	3,100	200,136
Total Health Care Equipment & Supplies		1,219,417

Health Care Providers & Services - 4.71%
Aetna, Inc. (d)	5,400	194,994
Cardinal Health, Inc. (d)	1,800	88,704
Community Health Systems, Inc. (a)(d)	5,500	161,205
Express Scripts, Inc. (a)(d)	2,500	184,550
Health Grades, Inc. (a)(c)	122,594	348,167
Humana, Inc. (a)(d)	20,000	824,000
McKesson Corp. (d)	4,300	231,383
Total Health Care Providers & Services		2,033,003

Hotels, Restaurants & Leisure - 1.97%
McDonald's Corp. (d)	7,100	438,070
MGM Mirage (a)(d)	2,595	73,957
Royal Caribbean Cruises Ltd. (d)	12,300	255,225
Ruth's Hospitality Group, Inc. (a)(d)	3,030	11,908
Wyndham Worldwide Corp. (d)	4,600	72,266
Total Hotels, Restaurants & Leisure		851,426

Household Durables - 0.65%
Tupperware Brands Corp. (d)	10,200	281,826
Household Products - 0.36%
Procter & Gamble Co. (d)	2,200	153,318
Independent Power Producers & Energy Traders - 0.91%
Dynegy, Inc. - Class A (a)(d)	110,000	393,800
Industrial Conglomerates - 3.07%
General Electric Co. (d)	40,000	1,020,000
Textron, Inc. (d)	4,100	120,048
Tyco International Ltd. (d)	5,300	185,606
Total Industrial Conglomerates		1,325,654

Insurance - 6.60%
Ace Ltd. (d)	3,000	162,390
American Independence Corp. (a)(c)	26,000	173,420
Berkshire Hathaway, Inc. - Class B (a)(d)	87	382,365
Genworth Financial, Inc. - Class A (d)	13,200	113,652
HCC Insurance Holdings, Inc. (d)	25,000	675,000
Independence Holding Co. (c)	63,500	733,425
MetLife, Inc. (d)	4,900	274,400
Prudential Financial, Inc. (d)	3,900	280,800
XL Capital Ltd. - Class A (d)	3,000	53,820
Total Insurance		2,849,272

Internet Software & Services - 0.94%
Google, Inc. - Class A (a)(d)	700	280,364
Yahoo!, Inc. (a)(d)	7,300	126,290
Total Internet Software & Services		406,654

Life Sciences Tools & Services - 0.92%
Millipore Corp. (a)(d)	3,000	206,400
Thermo Fisher Scientific, Inc. (a)(d)	3,500	192,500
Total Life Sciences Tools & Services		398,900

Machinery - 1.14%
Deere & Co. (d)	1,000	49,500
Dover Corp. (d)	4,600	186,530
Ingersoll-Rand Co. - Class A (d)	600	18,702
ITT Corp. (d)	3,400	189,074
Joy Global, Inc. (d)	700	31,598
SPX Corp. (d)	200	15,400
Total Machinery		490,804

Media - 0.52%
Viacom Inc. - Class B (a)(d)	7,600	188,784
The Walt Disney Co. (d)	1,200	36,828
Total Media		225,612

Metals & Mining - 0.34%
BHP Billiton Ltd. - ADR (d)	1,900	98,781
Nucor Corp. (d)	1,200	47,400
Total Metals & Mining		146,181

Multiline Retail - 4.54%
JC Penney Co., Inc. (d)	25,000	833,500
Target Corp. (d)	23,000	1,128,150
Total Multiline Retail		1,961,650

Oil, Gas & Consumable Fuels - 2.08%
Anadarko Petroleum Corp. (d)	2,000	97,020
Chevron Corp. (d)	900	74,232
ConocoPhillips (d)	600	43,950
Exxon Mobil Corp. (d)	2,000	155,320
Plains Exploration & Production Co. (a)(d)	3,624	127,420
Total SA - ADR (d)	3,200	194,176
Warren Resources, Inc. (a)(d)	15,800	157,684
XTO Energy, Inc. (d)	1,000	46,520
Total Oil, Gas & Consumable Fuels		896,322

Personal Products - 0.39%
Avon Products, Inc. (d)	4,100	170,437
Pharmaceuticals - 10.97%
Abbott Laboratories (d)	3,500	201,530
Bristol-Myers Squibb Co. (d)	71,300	1,486,605
Johnson & Johnson (d)	2,500	173,200
Merck & Co., Inc. (d)	30,000	946,800
Novartis AG - ADR (d)	3,300	174,372
Pfizer, Inc. (d)	65,000	1,198,600
Schering-Plough Corp. (d)	30,000	554,100
Total Pharmaceuticals		4,735,207

Professional Services - 0.30%
FTI Consulting, Inc. (a)(d)	1,800	130,032
Road & Rail - 3.97%
CSX Corp. (d)	15,000	818,550
JB Hunt Transport Services, Inc. (d)	15,000	500,550
Kansas City Southern (a)(d)	2,000	88,720
Union Pacific Corp. (d)	4,300	305,988
Total Road & Rail		1,713,808

Semiconductors & Semiconductor Equipment - 0.40%
Intel Corp. (d)	3,900	73,047
MEMC Electronic Materials, Inc. (a)(d)	3,600	101,736
Total Semiconductors & Semiconductor Equipment		174,783

Software - 1.06%
Microsoft Corp. (d)	7,882	210,371
Oracle Corp. (a)(d)	12,200	247,782
Total Software		458,153

Specialty Retail - 8.25%
American Eagle Outfitters, Inc. (d)	60,000	915,000
Bed Bath & Beyond, Inc. (a)	1,200	37,692
Best Buy Co., Inc.	13,900	521,250
Guess ?, Inc.	15,000	521,850
Home Depot, Inc.	30,000	776,700
Lowe's Cos., Inc.	2,300	54,487
Staples, Inc.	32,614	733,815
Total Specialty Retail		3,560,794

Textiles, Apparel & Luxury Goods - 3.24%
Coach, Inc. (a)	25,000	626,000
VF Corp.	10,000	773,100
Total Textiles, Apparel & Luxury Goods		1,399,100

Thrifts & Mortgage Finance - 0.97%
New York Community Bancorp, Inc.	25,000	419,750
Tobacco - 2.83%
Altria Group, Inc.	56,800	1,126,912
Philip Morris International, Inc.	2,000	96,200
Total Tobacco		1,223,112

Wireless Telecommunication Services - 0.23%
NII Holdings, Inc. (a)	2,600	98,592
TOTAL COMMON STOCKS (Cost $48,243,553)		$42,014,450

INVESTMENT COMPANIES - 1.33%
Energy Select Sector SPDR Fund	4,700	297,510
Morgan Stanley China A Share Fund, Inc.	3,200	92,320
Technology Select Sector SPDR Fund	9,300	184,605
TOTAL INVESTMENT COMPANIES (Cost $605,427)		$574,435

WARRANTS - 0.00%
Cell Kinetics Ltd. (a)	3,500	1,925
TOTAL WARRANTS (Cost $0)		$1,925

	Contracts
PURCHASED OPTIONS - 1.03%
Call Options - 0.02%
Bank of America Corp.
Expiration: February 2009, Exercise Price: $35.00	14	6,230
Medis Technologies Ltd.
Expiration: October 2008, Exercise Price: $10.00	300	3,000
Total Call Options		9,230
Put Options - 1.01%
Altria Group, Inc.
Expiration: January 2009, Exercise Price: $75.00	20	16,500
Bristol-Myers Squibb Co.
Expiration: December 2008, Exercise Price: $22.50	200	58,000
Dynegy, Inc. - Class A
Expiration: January 2009, Exercise Price: $5.00	1,000	177,500
General Electric Co.
Expiration: January 2009, Exercise Price: $28.00	400	186,000
Total Put Options		438,000
TOTAL PURCHASED OPTIONS (Cost $390,557)		$447,230

	Principal
	Amount
REPURCHASE AGREEMENTS - 4.25%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $1,836,415 (b)(d)	$1,836,369	1,836,369
TOTAL REPURCHASE AGREEMENTS (Cost $1,836,369)		$1,836,369

Total Investments (Cost $51,075,906)(e) - 103.90%		$44,874,409
Liabilities in Excess of Other Assets - (3.90)%		(1,695,413)
TOTAL NET ASSETS - 100.00%		$43,178,996

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	Illiquid security. The market value of these securities total $1,255,012, which represents 2.91% of total net assets.
(d)	All or a portion of the shares have been committed as collateral for open short positions and options written.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$51,489,708
Gross unrealized appreciation	747,104
Gross unrealized depreciation	(7,362,403)
Net unrealized depreciation	($6,615,299)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Equity Options Overlay-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

INVESTMENT COMPANIES	Shares	Value
iShares Russell 2000	30,000	$2,051,700
Total Securities Sold Short (Proceeds $2,426,498)		$2,051,700

Underlying Funds Trust
The Equity Options Overlay-1 Portfolio
Schedule of Options Written
September 30, 2008 (Unaudited)

	Contracts	Value
CALL OPTIONS
AT&T, Inc.
Expiration: January 2009, Exercise Price: $29.00	200	$37,800
Abbott Laboratories
Expiration: November 2008, Exercise Price: $65.00	18	585
Expiration: January 2009, Exercise Price: $75.00	8	60
Expiration: February 2009, Exercise Price: $65.00	18	2,385
Ace Ltd.
Expiration: January 2009, Exercise Price: $60.00	31	9,610
Aetna, Inc.
Expiration: January 2009, Exercise Price: $50.00	25	1,312
Expiration: January 2009, Exercise Price: $55.00	9	248
Expiration: January 2009, Exercise Price: $60.00	36	540
Expiration: January 2010, Exercise Price: $55.00	9	1,755
Air Products & Chemicals, Inc.
Expiration: January 2009, Exercise Price: $105.00	12	240
Expiration: March 2009, Exercise Price: $105.00	9	248
Airgas, Inc.
Expiration: January 2009, Exercise Price: $65.00	22	1,595
Expiration: January 2009, Exercise Price: $70.00	3	90
Alcon, Inc. - ADR
Expiration: November 2008, Exercise Price: $185.00	8	480
Expiration: January 2009, Exercise Price: $200.00	1	47
Expiration: January 2009, Exercise Price: $210.00	1	12
Altria Group, Inc.
Expiration: December 2008, Exercise Price: $20.00	200	29,200
Expiration: January 2009, Exercise Price: $20.00	250	34,250
American Eagle Outfitters, Inc.
Expiration: November 2008, Exercise Price: $12.50	600	195,000
American Express Co.
Expiration: October 2008, Exercise Price: $30.00	260	124,800
Expiration: January 2009, Exercise Price: $60.00	18	360
American International Group, Inc.
Expiration: January 2008, Exercise Price: $70.00	4	12
Expiration: February 2009, Exercise Price: $25.00	38	399
Expiration: January 2010, Exercise Price: $45.00	18	126
Anadarko Petroleum Corp.
Expiration: January 2009, Exercise Price: $100.00	6	30
Expiration: February 2009, Exercise Price: $70.00	39	4,388
Apple, Inc.
Expiration: October 2008, Exercise Price: $190.00	10	20
Expiration: January 2009, Exercise Price: $200.00	6	474
Expiration: January 2009, Exercise Price: $240.00	6	72
Expiration: January 2010, Exercise Price: $250.00	4	1,280
AT&T, Inc.
Expiration: October 2008, Exercise Price: $30.00	200	6,600
Expiration: January 2009, Exercise Price: $30.00	100	14,000
Avon Products, Inc.
Expiration: October 2008, Exercise Price: $45.00	18	450
Expiration: January 2009, Exercise Price: $50.00	18	1,170
Bank of America Corp.
Expiration: February 2009, Exercise Price: $35.00	28	12,460
Bed Bath & Beyond, Inc.
Expiration: February 2009, Exercise Price: $37.50	26	3,250
Best Buy Co., Inc.
Expiration: January 2008, Exercise Price: $55.00	40	600
Expiration: December 2008, Exercise Price: $35.00	100	49,500
BHP Billiton Ltd. - ADR
Expiration: January 2008, Exercise Price: $80.00	8	880
Expiration: January 2009, Exercise Price: $100.00	14	420
Expiration: January 2009, Exercise Price: $125.00	6	105
Expiration: January 2009, Exercise Price: $90.00	10	550
Boeing Co.
Expiration: January 2009, Exercise Price: $110.00	32	160
Expiration: January 2009, Exercise Price: $90.00	24	360
Expiration: February 2009, Exercise Price: $85.00	24	660
Bristol-Myers Squibb Co.
Expiration: December 2008, Exercise Price: $20.00	450	60,300
Canadian Solar, Inc.
Expiration: January 2009, Exercise Price: $55.00	10	200
Cardinal Health, Inc.
Expiration: December 2008, Exercise Price: $60.00	10	175
Expiration: January 2009, Exercise Price: $55.00	18	1,620
Chevron Corp.
Expiration: December 2008, Exercise Price: $100.00	18	1,260
Cisco Systems, Inc.
Expiration: January 2009, Exercise Price: $30.00	28	476
Expiration: January 2009, Exercise Price: $35.00	18	72
Expiration: January 2009, Exercise Price: $37.50	24	36
Coach, Inc.
Expiration: November 2008, Exercise Price: $22.50	250	80,000
Community Health Systems, Inc.
Expiration: January 2009, Exercise Price: $40.00	16	480
Covidien Ltd.
Expiration: January 2009, Exercise Price: $60.00	18	1,800
CSX Corp.
Expiration: November 2008, Exercise Price: $50.00	150	117,750
CVS Caremark Corp.
Expiration: January 2009, Exercise Price: $45.00	26	455
Deere & Co.
Expiration: March 2009, Exercise Price: $80.00	8	540
Expiration: March 2009, Exercise Price: $90.00	10	225
Dover Corp.
Expiration: January 2009, Exercise Price: $50.00	18	1,395
Expiration: January 2009, Exercise Price: $60.00	16	160
Duke Energy Corp.
Expiration: January 2009, Exercise Price: $17.50	300	31,500
Emerson Electric Co.
Expiration: January 2009, Exercise Price: $65.00	26	130
Energy Select Sector SPDR Fund
Expiration: January 2010, Exercise Price: $125.00	18	747
Express Scripts, Inc.
Expiration: November 2008, Exercise Price: $80.00	16	4,480
Expiration: January 2009, Exercise Price: $90.00	9	1,643
Expiration: February 2009, Exercise Price: $90.00	9	2,295
Exxon Mobil Corp.
Expiration: January 2009, Exercise Price: $90.00	14	2,100
Expiration: January 2010, Exercise Price: $110.00	14	2,436
Fluor Corp.
Expiration: January 2009, Exercise Price: $100.00	10	525
Expiration: April 2009, Exercise Price: $100.00	14	1,680
FTI Consulting, Inc.
Expiration: January 2009, Exercise Price: $80.00	18	7,020
Genentech, Inc.
Expiration: January 2009, Exercise Price: $90.00	22	14,960
General Dynamics Corp.
Expiration: January 2009, Exercise Price: $100.00	16	360
Goodrich Corp.
Expiration: November 2008, Exercise Price: $65.00	12	180
Google, Inc. - Class A
Expiration: January 2009, Exercise Price: $710.00	6	1,500
Expiration: January 2010, Exercise Price: $800.00	8	1,960
Guess?, Inc.
Expiration: December 2008, Exercise Price: $30.00	150	102,000
H&R Block, Inc.
Expiration: October 2008, Exercise Price: $17.50	361	189,525
Harris Corp.
Expiration: January 2009, Exercise Price: $60.00	8	440
Expiration: January 2009, Exercise Price: $65.00	12	180
Hewlett-Packard Co.
Expiration: November 2008, Exercise Price: $50.00	18	1,710
Expiration: January 2009, Exercise Price: $60.00	10	175
Expiration: February 2009, Exercise Price: $55.00	18	1,890
Home Depot, Inc.
Expiration: November 2008, Exercise Price: $22.50	300	128,250
Honeywell International, Inc.
Expiration: December 2008, Exercise Price: $65.00	18	90
Expiration: January 2009, Exercise Price: $80.00	10	50
Humana, Inc.
Expiration: November 2008, Exercise Price: $35.00	200	142,000
Intel Corp.
Expiration: January 2008, Exercise Price: $27.50	48	432
Expiration: October 2008, Exercise Price: $25.00	24	72
Expiration: January 2009, Exercise Price: $40.00	18	18
Interactive Brokers Group, Inc. - Class A
Expiration: December 2008, Exercise Price: $22.50	75	23,250
International Business Machines Corp.
Expiration: October 2008, Exercise Price: $140.00	16	80
Expiration: January 2009, Exercise Price: $130.00	8	2,480
Expiration: January 2009, Exercise Price: $150.00	24	720
Expiration: April 2009, Exercise Price: $140.00	26	6,760
ITT Corp.
Expiration: October 2008, Exercise Price: $70.00	18	135
Expiration: January 2009, Exercise Price: $80.00	14	175
JB Hund Transport Services, Inc.
Expiration: November 2008, Exercise Price: $30.00	150	64,500
JC Penney Co., Inc.
Expiration: November 2008, Exercise Price: $32.50	250	93,750
Expiration: January 2009, Exercise Price: $50.00	16	800
Joy Global, Inc.
Expiration: January 2009, Exercise Price: $100.00	8	60
Expiration: January 2009, Exercise Price: $85.00	4	130
Expiration: April 2009, Exercise Price: $80.00	14	1,540
JPMorgan Chase & Co.
Expiration: December 2008, Exercise Price: $45.00	18	10,980
Expiration: December 2008, Exercise Price: $50.00	18	6,300
Kansas City Southern
Expiration: January 2009, Exercise Price: $50.00	18	4,320
KKR Financial Holdings LLC
Expiration: January 2009, Exercise Price: $10.00	800	10,000
Lockheed Martin Corp.
Expiration: March 2009, Exercise Price: $140.00	12	1,770
Lowe's Cos., Inc.
Expiration: October 2008, Exercise Price: $30.00	18	90
Expiration: January 2009, Exercise Price: $35.00	40	800
McDonald's Corp.
Expiration: December 2008, Exercise Price: $65.00	5	875
Expiration: December 2008, Exercise Price: $70.00	21	1,155
McKesson Corp.
Expiration: February 2009, Exercise Price: $65.00	16	1,120
Medtronic, Inc.
Expiration: January 2009, Exercise Price: $60.00	28	1,400
MEMC Electronic Materials, Inc.
Expiration: January 2009, Exercise Price: $100.00	4	20
Expiration: January 2009, Exercise Price: $105.00	10	50
Expiration: January 2009, Exercise Price: $115.00	8	20
Expiration: January 2009, Exercise Price: $125.00	4	10
Expiration: January 2009, Exercise Price: $65.00	12	120
Merck & Co., Inc.
Expiration: October 2008, Exercise Price: $32.50	300	18,000
MetLife, Inc.
Expiration: January 2009, Exercise Price: $70.00	36	6,030
MGM Mirage
Expiration: December 2008, Exercise Price: $40.00	12	1,170
Expiration: January 2009, Exercise Price: $45.00	6	300
Expiration: January 2009, Exercise Price: $50.00	10	400
Microsoft Corp.
Expiration: January 2009, Exercise Price: $40.00	28	84
Expiration: January 2010, Exercise Price: $37.50	28	2,268
Millipore Corp.
Expiration: January 2009, Exercise Price: $80.00	10	700
Expiration: January 2009, Exercise Price: $90.00	8	1,080
Molson Coors Brewing Co. - Class B
Expiration: January 2009, Exercise Price: $55.00	18	1,350
Monsanto Co.
Expiration: October 2008, Exercise Price: $150.00	20	100
Expiration: October 2008, Exercise Price: $160.00	7	35
Expiration: January 2009, Exercise Price: $140.00	4	1,060
Expiration: January 2009, Exercise Price: $180.00	5	137
Expiration: April 2009, Exercise Price: $175.00	6	975
New York Community Bancorp, Inc.
Expiration: October 2008, Exercise Price: $15.00	250	55,625
NII Holdings, Inc.
Expiration: December 2008, Exercise Price: $60.00	8	280
Expiration: January 2009, Exercise Price: $50.00	12	1,950
Noble Corp.
Expiration: January 2009, Exercise Price: $60.00	4	350
Expiration: March 2009, Exercise Price: $60.00	14	2,135
Nucor Corp.
Expiration: January 2009, Exercise Price: $65.00	6	360
Expiration: January 2009, Exercise Price: $70.00	8	360
Expiration: January 2009, Exercise Price: $75.00	6	150
Expiration: January 2010, Exercise Price: $90.00	6	660
Oracle Corp.
Expiration: December 2008, Exercise Price: $26.00	24	240
PepsiCo, Inc.
Expiration: January 2009, Exercise Price: $75.00	32	7,040
Pfizer, Inc.
Expiration: December 2008, Exercise Price: $17.50	500	73,500
Expiration: December 2008, Exercise Price: $20.00	146	7,738
Plains Exploration & Production Co.
Expiration: January 2009, Exercise Price: $85.00	8	80
Expiration: January 2009, Exercise Price: $90.00	6	60
Expiration: January 2010, Exercise Price: $105.00	10	325
Precision Castparts Corp.
Expiration: December 2008, Exercise Price: $140.00	8	80
Expiration: December 2008, Exercise Price: $145.00	12	120
Expiration: January 2009, Exercise Price: $140.00	8	80
Prudential Financial, Inc.
Expiration: December 2008, Exercise Price: $75.00	18	13,320
Expiration: January 2009, Exercise Price: $100.00	6	1,455
Expiration: January 2009, Exercise Price: $90.00	8	3,560
Royal Caribbean Cruises Ltd. - ADR
Expiration: December 2008, Exercise Price: $30.00	18	585
Expiration: January 2009, Exercise Price: $30.00	10	500
Expiration: January 2009, Exercise Price: $50.00	18	90
Expiration: January 2009, Exercise Price: $55.00	28	140
Expiration: January 2009, Exercise Price: $60.00	18	90
Expiration: January 2010, Exercise Price: $40.00	28	3,080
Schering-Plough Corp.
Expiration: November 2008, Exercise Price: $17.50	300	42,000
Schlumberger Ltd. - ADR
Expiration: January 2009, Exercise Price: $120.00	20	850
Expiration: January 2009, Exercise Price: $145.00	12	60
St. Jude Medical, Inc.
Expiration: January 2009, Exercise Price: $50.00	14	1,610
Expiration: January 2009, Exercise Price: $55.00	10	425
Expiration: January 2009, Exercise Price: $60.00	10	150
Staples, Inc.
Expiration: December 2008, Exercise Price: $20.00	250	93,750
Expiration: January 2009, Exercise Price: $27.50	78	5,460
Expiration: January 2009, Exercise Price: $30.00	28	840
State Street Corp.
Expiration: November 2008, Exercise Price: $55.00	100	50,000
Sunpower Corp.
Expiration: January 2009, Exercise Price: $120.00	3	585
SunTrust Banks, Inc.
Expiration: January 2009, Exercise Price: $50.00	8	4,760
Expiration: April 2009, Exercise Price: $55.00	6	3,240
T. Rowe Price Group, Inc.
Expiration: October 2008, Exercise Price: $45.00	100	132,500
Target Corp.
Expiration: October 2008, Exercise Price: $42.50	230	163,300
Texas Instruments, Inc.
Expiration: October 2008, Exercise Price: $37.50	18	18
The Blackstone Group LP
Expiration: December 2008, Exercise Price: $25.00	18	180
Expiration: January 2009, Exercise Price: $25.00	18	135
Expiration: January 2009, Exercise Price: $30.00	18	90
The Charles Schwab Corp.
Expiration: December 2008, Exercise Price: $25.00	14	3,535
The Goldman Sachs Group, Inc.
Expiration: October 2008, Exercise Price: $230.00	4	26
Expiration: January 2009, Exercise Price: $200.00	7	490
Expiration: January 2009, Exercise Price: $220.00	6	234
Expiration: January 2009, Exercise Price: $240.00	6	138
Expiration: January 2009, Exercise Price: $250.00	10	60
The Kroger Co.
Expiration: January 2009, Exercise Price: $30.00	12	1,380
The Walt Disney Co.
Expiration: October 2008, Exercise Price: $37.50	26	130
Transocean, Inc.
Expiration: January 2009, Exercise Price: $165.00	5	250
Tyco International Ltd.
Expiration: January 2009, Exercise Price: $45.00	24	960
Unilever NV - ADR
Expiration: January 2009, Exercise Price: $35.00	14	245
Union Pacific Corp.
Expiration: November 2008, Exercise Price: $82.50	16	3,040
Expiration: January 2009, Exercise Price: $100.00	6	345
Expiration: January 2009, Exercise Price: $77.50	16	7,360
Expiration: January 2009, Exercise Price: $95.00	10	950
Verizon Communications, Inc.
Expiration: October 2008, Exercise Price: $32.50	300	21,600
Expiration: January 2009, Exercise Price: $32.50	100	20,500
Expiration: January 2009, Exercise Price: $40.00	2	50
VF Corp.
Expiration: November 2008, Exercise Price: $70.00	100	97,000
Viacom Inc. -Class B
Expiration: March 2009, Exercise Price: $35.00	28	770
Warren Resources, Inc.
Expiration: February 2009, Exercise Price: $12.50	28	1,680
Expiration: February 2009, Exercise Price: $15.00	28	560
Wyndham Worldwide Corp.
Expiration: February 2009, Exercise Price: $22.50	18	1,125
Expiration: February 2009, Exercise Price: $25.00	26	910
XL Capital Ltd. - Class A - ADR
Expiration: January 2009, Exercise Price: $50.00	18	585
XTO Energy, Inc.
Expiration: January 2009, Exercise Price: $60.00	10	1,950
Expiration: February 2009, Exercise Price: $65.00	10	1,500
Yahoo!, Inc.
Expiration: January 2009, Exercise Price: $35.00	6	18
Expiration: January 2010, Exercise Price: $35.00	46	2,599
Yingli Green Energy Holding Co. Ltd. - ADR
Expiration: January 2009, Exercise Price: $30.00	18	315
Expiration: March 2009, Exercise Price: $25.00	20	1,300
Zimmer Holdings, Inc.
Expiration: January 2009, Exercise Price: $70.00	9	1,755
Total Call Options		2,560,240
PUT OPTIONS
Textron, Inc.
Expiration: March 2009, Exercise Price: $50.00	18	810
Total Options Written (Premiums received $3,733,099)		$2,561,050

Footnotes

ADR	American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 43,038,040	$ 4,612,750
Level 2 - Other significant observable inputs	1,836,369	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 44,874,409	$ 4,612,750

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 17.12%
Beverages - 0.65%
Grupo Modelo SAB de CV - Series C (e)		100,000	$425,548
Capital Markets - 0.74%
Gulf Finance House EC - ADR (a)(e)		20,000	489,000
Commercial Banks - 1.20%
Banco Latinoamericano de Exportaciones SA (e)		39,050	563,101
Kookmin Bank - ADR (a)		5,000	228,450
Total Commercial Banks			791,551

Construction Materials - 0.86%
Holcim Philippines, Inc.		4,500,000	564,293
Diversified Telecommunication Services - 2.01%
Chunghwa Telecom Co. Ltd. - ADR		36,363	860,712
Telecomunicacoes de Sao Paulo SA		20,000	464,000
Total Diversified Telecommunication Services			1,324,712

Electric Utilities - 3.58%
Cia Energetica de Minas Gerais		20,404	402,775
CPFL Energia SA - ADR		15,000	837,900
Eletropaulo Metropollitana Electricidade de Sao Paulo SA		30,000	417,783
Equatorial Energia SA		30,000	181,302
Light SA		42,000	522,876
Total Electric Utilities			2,362,636

Independent Power Producers & Energy Traders - 2.45%
AES Tiete SA (e)		96,000	766,426
Datang International Power Generation Co. Ltd. (a)		500,000	273,016
Tractebel Energia SA - ADR		11,000	573,110
Total Independent Power Producers & Energy Traders			1,612,552

Metals & Mining - 1.36%
Southern Copper Corp.		22,500	429,300
Usinas Siderurgicas de Minas Gerais SA - ADR		22,500	470,309
Total Metals & Mining			899,609

Oil, Gas & Consumable Fuels - 0.37%
Thai Oil PCL		200,000	245,127
Paper & Forest Products - 0.70%
Votorantim Celulose e Papel SA - ADR		30,000	462,300
Semiconductors & Semiconductor Equipment - 0.43%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		30,000	281,100
Wireless Telecommunication Services - 2.77%
America Movil SAB de CV - Series L - ADR		13,000	602,680
Philippine Long Distance Telephone Co. - ADR		15,000	845,100
SK Telecom Co. Ltd. - ADR (a)		20,000	376,400
Total Wireless Telecommunication Services			1,824,180

TOTAL COMMON STOCKS (Cost $13,081,253)			$11,282,608

CONVERTIBLE PREFERRED STOCKS - 1.14%
Oil, Gas & Consumable Fuels - 1.14%
Petroleo Brasileiro SA		20,000	748,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $493,465)			$748,400

PREFERRED STOCKS - 1.73%
Beverages - 0.66%
Cia de Bebidas das Americas		8,000	436,880
Metals & Mining - 1.07%
Cia Vale do Rio Doce		40,000	708,000
TOTAL PREFERRED STOCKS (Cost $1,456,282)			$1,144,880

		Principal
		Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.47%
Panama Canal Railway Co.
Pool #PANAMA, 7.000%, 11/01/2026 (d)		$2,000,000	1,630,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,000,000)			$1,630,000

CORPORATE BONDS - 66.43%
Airlines - 1.71%
TAM Capital, Inc.
7.375%, 04/25/2017		1,500,000	1,125,000
Beverages - 1.31%
Cerveceria Nacional Dominicana C por A
16.000%, 03/27/2012 (d)		1,000,000	865,000
Capital Goods - 1.76%
Ranhill Labuan Ltd.
12.500%, 10/26/2011 (e)		2,000,000	1,160,000
Capital Markets - 0.88%
Morgan Stanley
10.090%, 05/03/2017 (Acquired 7/18/2007, Cost $1,082,131)(b)	BRL	2,000,000	578,065
Chemicals - 1.89%
Braskem Finance Ltd.
7.250%, 06/05/2018		$500,000	455,000
Fertinitro Finance, Inc.
8.290%, 04/01/2020		1,000,000	790,000
Total Chemicals			1,245,000

Commercial Banks - 21.15%
African Development Bank
10.000%, 05/22/2009 (d)	GH	4,622,500,000	378,969
Banco ABN AMRO Real SA
16.200%, 02/22/2010 (Interest linked to BZFXPTAX Index)(j)	BRL	800,000	412,003
Banco Bradesco SA
14.800%, 01/04/2010 (Interest linked to BZFXPTAX Index)(j)	BRL	700,000	360,502
Banco de Credito del Peru
6.950%, 11/07/2021 (d)		$500,000	470,000
7.170%, 10/15/2022 (d)(h)	PEN	5,605,000	1,606,798
HSBC Bank PLC for Intercity - Ekim Turizm Ticaret ve Sanayi Ltd.
10.000%, 05/29/2012 (Credit linked to Ekim Turizm Ticaret ve Sanayi as de 2012)(d)(j)	EUR	900,000	1,190,996
International Bank for Reconstruction & Development
18.250%, 02/06/2009	TRL	750,000	586,412
Kazkommerts Finance 2 BV for JSC Kazkommertsbank
8.500%, 06/13/2017 (h)		$500,000	204,510
Orient Express Finance for Vostochny Express Bank
9.875%, 07/03/2009 (d)	RUB	25,000,000	974,281
Royal Bank of Scotland Plc for Ritzio International Ltd.
10.000%, 07/27/2010 (d)		$2,500,000	2,112,500
Standard Bank PLC
12.000%, 03/09/2009 (Credit linked to Banco Central de la Republica Dominicana. Coupon and redemption linked
to USD/DOP FX rate)(d)(j)		523,030	481,454
10.641%, 05/15/2009 (Coupon and redemption linked to a basket of currencies Series 623)(d)(f)(j)		1,000,000	968,100
11.000%, 06/09/2009 (Credit linked to MNT. Coupon and redemption linked to MTN/US$ FX rate Series 635)(d)(j)		1,000,000	1,006,000
16.000%, 08/06/2009 (Credit linked to Dominican Republic due 8/7/2009. Coupon and redemption linked to
DOP/YSD FX rate Series 569)(d)(j)		2,064,897	1,847,839
8.441%, 09/15/2011 (Credit linked to Hidroelectica el Chocon S.A. Series 325)(d)(h)(j)		500,000	460,000
12.236%, 09/15/2011 (Credit linked to Hidroelectica el Chocon S.A. Series 324)(d)(j)		500,000	460,000
Transcredit Finance PLC for JSC Transcreditbank
7.000%, 05/16/2010		500,000	419,360
Total Commercial Banks			13,939,724

Consumer Electronics - 0.09%
HD Capital SA for Profilo Telra Elektronik Sanayi Ve Ticaret AS
10.750%, 12/07/2011 (d)(g)	EUR	500,000	59,831
Containers & Packaging - 1.51%
TGI International Ltd.
9.500%, 10/03/2017		$1,000,000	995,000
Diversifed Financial Services - 0.49%
TNK-BP Finance SA
6.625%, 03/20/2017		500,000	325,000
Electric Utilities - 2.31%
AES Panama SA
6.350%, 12/21/2016		500,000	476,141
Empresa Distribuidora Y Comercializadora Norte
10.500%, 10/09/2017 (e)		750,000	547,500
Israel Electric Corp. Ltd.
7.250%, 01/15/2019		500,000	500,818
Total Electric Utilities			1,524,459

Finance/Banks - 5.28%
North Korean Debt Corp.
0.000%, 03/12/2010 (d)(e)(f)	CHF	4,000,000	782,779
Renaissance Capital
14.500%, 10/11/2009 (d)	RUB	23,000,000	860,485
Renaissance Consumer Funding Ltd. for Renaissance Capital
9.500%, 06/27/2010		$1,364,000	1,196,910
Salta Hydrocarbon Royalty Trust
11.550%, 12/28/2012 (d)(e)		690,541	638,750
Total Finance/Banks			3,478,924

Food Products - 0.69%
SA Fabrica de Produtos Alimenticios Vigor
9.250%, 02/23/2017		500,000	455,000
Gas Utilities - 0.73%
Xinao Gas Holdings Ltd.
7.375%, 08/05/2012		500,000	477,985
Hotels, Restaurants & Leisure - 0.94%
Cap Cana SA
9.625%, 11/03/2013		1,000,000	620,000
Household Durables - 0.47%
Desarrollos Metropolitan SA de CV
10.875%, 05/09/2017 (Acquired 5/3/2007, Cost $1,000,000)(b)		1,000,000	310,000
Industrial Conglomerates - 0.72%
Grupo Kuo Sab De CV
9.750%, 10/17/2017 (Acquired 10/10/2007, Cost $496,085)(b)(e)		500,000	475,000
Industrial Machinery - 2.55%
Lupatech Finance Ltd.
9.875%, 07/29/2049		2,000,000	1,678,640
Media - 0.66%
Groupo Televisa SA
8.490%, 05/11/2037	MXN	5,400,000	436,184
Metals & Mining - 7.48%
Altos Hornos de Mexico SA de CV
11.375%, 04/30/2002 (g)		$1,200,000	393,000
BeMaX Resources Ltd.
9.375%, 07/15/2014 (d)		1,500,000	1,162,500
CII Carbon LLC
11.125%, 11/15/2015		250,000	243,750
Citic Resources Ltd.
6.750%, 05/15/2014		2,000,000	1,520,000
Evraz Group SA
8.875%, 04/24/2013 (d)		1,000,000	740,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017		500,000	485,590
KazakhGold Group Ltd.
9.375%, 11/06/2013		500,000	387,250
Total Metals & Mining			4,932,090

Oil, Gas & Consumable Fuels - 2.52%
Gaz Capital SA
8.146%, 04/11/2018		1,000,000	878,310
6.510%, 03/07/2022		500,000	356,900
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018		500,000	428,150
Total Oil, Gas & Consumable Fuels			1,663,360

Real Estate Management & Development - 3.36%
Agile Property Holdings Ltd.
9.000%, 09/22/2013		750,000	485,237
China Properties Group Ltd.
9.125%, 05/04/2014		500,000	198,345
IRSA Inversiones y Representaciones SA
8.500%, 02/02/2017 (Acquired 1/26/2007, Cost $500,000)(b)(e)		500,000	325,000
8.500%, 02/02/2017		500,000	325,000
Teorema Holding Ltd.
11.000%, 10/27/2009 (d)(h)		1,000,000	880,000
Total Real Estate Management & Development			2,213,582

Special Purpose Entity - 3.68%
EEB International Ltd.
8.750%, 10/31/2014		500,000	497,500
Leighton Finance International
7.875%, 05/16/2011		1,000,000	879,462
Marfrig Overseas Ltd.
9.625%, 11/16/2016		1,000,000	800,000
Tarjetas Cuyanas SA
12.000%, 06/14/2012 (Coupon linked to Argentinian Peso)(d)(j)		425,000	248,625
Total Special Purpose Entity			2,425,587

Telecommunications - 3.61%
EMIS Finance BV for Southern Telecommunications Co.
9.000%, 06/04/2013 (Credit linked to Southern Telecom after 6/4/2011)(d)(j)	RUB	23,600,000	836,946
Tricom SA
11.375%, 09/01/2024 (g)		$1,300,000	446,875
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
9.125%, 04/30/2018		1,500,000	1,093,500
Total Telecommunications			2,377,321

Trading Companies & Distributors - 0.64%
Noble Group Ltd.
8.500%, 05/30/2013		500,000	425,000
TOTAL CORPORATE BONDS (Cost $55,279,956)			$43,785,752

FOREIGN GOVERNMENT NOTE/BONDS - 3.01%
Arab Republic of Egypt
8.750%, 07/18/2012	EGP	2,000,000	291,076
Gabonese Republic
8.200%, 12/12/2017		$1,000,000	922,780
Turkey Government Bond
16.891%, 11/26/2008 (f)	TRL	1,000,000	767,467
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $2,057,950)			$1,981,323

SHORT TERM INVESTMENTS - 2.78%
Brazil-letra Tesouro Nacional
14.030%, 01/01/2009 (f)	BRL	1,808,000	918,413
Mexican CETES T-bill
7.600%, 11/06/2008 (e)(f)	MXN	10,370,000	914,118
TOTAL SHORT TERM INVESTMENTS (Cost $2,040,077)			$1,832,531

REPURCHASE AGREEMENTS - 1.90%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $1,251,420 (c)(i)		$1,251,389	1,251,389
TOTAL REPURCHASE AGREEMENTS (Cost $1,251,389)			1,251,389

Total Investments (Cost $77,660,372)(k) - 96.58%			$63,656,883
Other Assets in Excess of Liabilities - 3.42%			2,265,967
TOTAL NET ASSETS - 100.00%			$65,922,850

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
BRL	Brazil Real
CHF	Swiss Francs
EGP	Egypt Pound
EUR	European Monetary Unit
GH	Ghana Cedi
MXN	Mexican Pesos
PEN	Peru New Sol
RUB	Russian Rubble
TRL	Turkey Lira
(a)	Non Income Producing
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2008, the market value of these securities total $1,688,065 which represents 2.56% of total assets.
(c)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d)	Fair-value security. The market value of these securities total $21,821,853, which represents 33.10%
of total net assets.
(e)	Illiquid security. The market value of these securities total $5,927,222, which represents 8.99% of total net assets.
(f)	Zero Coupon Bond. Effective yield is listed.
(g)	Default or other conditions exist and security is not presently accruing income.
(h)	Variable Rate Security. The rate shown represents the rate at September 30, 2008.
(i)	All or a portion of the shares have been committed as collateral for open short positions, futures contracts and swaps.
(j)	Structured Note. Investment performance is partially or wholly derived from an underlying source.
(k)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$77,663,560
Gross unrealized appreciation	633,438
Gross unrealized depreciation	(14,640,115)
Net unrealized depreciation	($14,006,677)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Schedule of Futures Contracts
September 30, 2008 (Unaudited)
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

FUTURES CONTRACTS PURCHASED

Japanese Yen Currency Futures Contract, Expiring December 2008	40	$(78,075)
(underlying Face Amount at Market Value $4,749,000)

TOTAL FUTURES CONTRACTS		$(78,075)

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Schedule of Swap Contracts
September 30, 2008 (Unaudited)
						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	iTraxx Europe HiVol Series 9 Version 1	Buy	2.60%	6/20/2013	(3,750,000)	$11,400

TOTAL CREDIT DEFAULT SWAP CONTRACTS						$11,400

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	Brazilian Real		*	1/4/2010	1,700,000	(14,148)
Goldman Sachs & Co.	Mexican Peso		*	2/15/2018	10,745,545	(50,211)

TOTAL INTEREST RATE SWAP CONTRACTS						$(64,359)

TOTAL SWAP CONTRACTS						$(52,959)

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 10,482,490	$ (66,675)
Level 2 - Other significant observable inputs	50,585,826	(64,359)
Level 3 - Significant unobservable inputs	2,588,567	—
Total	$ 63,656,883	$ (131,034)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 1,899,183	$ —
Accrued discounts/premiums	599,695	—
Realized gain (loss)*	(1,921)	—
Change in unrealized appreciation
(depreciation)	(1,362,541)	—
Net purchases (sales)	1,454,151	—
Transfer in and/or out of Level 3	—	—
Balance as of 9/30/08	$ 2,588,567	$ —

Underlying Funds Trust
The Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.65%
Biotechnology - 4.63%
Genzyme Corp. (a)(c)	14,600	$1,180,994
Building Products - 4.74%
Masco Corp. (c)	67,400	1,209,156
Chemicals - 2.97%
Solutia, Inc. (a)(c)	54,200	758,800
Commercial Services & Supplies - 4.62%
American Ecology Corp. (c)	19,100	528,497
Covanta Holding Corp. (a)(c)	27,200	651,168
Total Commercial Services & Supplies		1,179,665

Construction & Engineering - 10.26%
MasTec, Inc. (a)(c)	112,000	1,488,480
Pike Electric Corp. (a)(c)	76,600	1,128,318
Total Construction & Engineering		2,616,798

Containers & Packaging - 6.81%
Pactiv Corp. (a)	48,800	1,211,704
Sealed Air Corp.	23,900	525,561
Total Containers & Packaging		1,737,265

Electronic Equipment, Instruments & Components - 3.73%
Checkpoint Systems, Inc. (a)	50,600	952,292
Food & Staples Retailing - 3.90%
SYSCO Corp.	32,300	995,809
IT Services - 5.39%
Lender Processing Services, Inc. (a)	45,100	1,376,452
Machinery - 7.74%
Timken Co.	31,000	878,850
Trinity Industries, Inc.	42,600	1,096,098
Total Machinery		1,974,948

Media - 3.23%
Gannett Co, Inc.	48,700	823,517
Multiline Retail - 3.95%
Fred's, Inc. - Class A	70,900	1,008,198
Oil, Gas & Consumable Fuels - 4.63%
Valero Energy Corp.	39,000	1,181,700
Paper & Forest Products - 4.99%
Weyerhaeuser Co.	21,000	1,272,180
Pharmaceuticals - 6.86%
Abbott Laboratories	4,100	236,078
Bristol-Myers Squibb Co.	39,700	827,745
Wyeth	18,600	687,084
Total Pharmaceuticals		1,750,907

Professional Services - 5.53%
Robert Half International, Inc.	57,000	1,410,750
Real Estate Investment Trusts - 2.35%
Potlatch Corp.	12,900	598,431
Specialty Retail - 6.32%
Home Depot, Inc.	32,800	849,192
TJX Cos., Inc.	25,000	763,000
Total Specialty Retail		1,612,192

TOTAL COMMON STOCKS (Cost $24,031,606)		$23,640,054

	Contracts
PURCHASED OPTIONS - 0.46%
Call Options - 0.43%
Automatic Data Processing, Inc.
Expiration: October 2008, Exercise Price: $45.00	248	9,920
Cardinal Health, Inc.
Expiration: October 2008, Exercise Price: $55.00	175	875
Expiration: November 2008, Exercise Price: $50.00	75	15,000
Expiration: November 2008, Exercise Price: $55.00	100	5,000
General Growth Properties, Inc.
Expiration: October 2008, Exercise Price: $25.00	112	5,320
Graco, Inc.
Expiration: October 2008, Exercise Price: $40.00	167	2,087
Marriot International, Inc.
Expiration: October 2008, Exercise Price: $30.00	84	2,730
Expiration: October 2008, Exercise Price: $32.50	42	630
Materials Select Sector SPDR Fund
Expiration: October 2008, Exercise Price: $38.00	168	2,520
Patterson Cos., Inc.
Expiration: October 2008, Exercise Price: $35.00	246	2,460
Pentair, Inc.
Expiration: November 2008, Exercise Price: $40.00	42	2,310
Expiration: January 2009, Exercise Price: $35.00	298	32,780
Pitney Bowes, Inc.
Expiration: October 2008, Exercise Price: $35.00	49	1,225
Plantronics, Inc.
Expiration: October 2008, Exercise Price: $25.00	139	3,823
Expiration: November 2008, Exercise Price: $30.00	140	2,450
Powershares QQQ
Expiration: October 2008, Exercise Price: $43.00	80	1,920
Expiration: October 2008, Exercise Price: $44.00	94	1,222
Expiration: October 2008, Exercise Price: $45.00	94	846
SPDR Trust Series 1
Expiration: October 2008, Exercise Price: $122.00	80	13,280
Xerox Corp.
Expiration: October 2008, Exercise Price: $13.00	268	2,680
Expiration: October 2008, Exercise Price: $14.00	195	975
Zimmer Holdings, Inc.
Expiration: October 2008, Exercise Price: $75.00	84	840
Total Call Options		110,893
Put Options - 0.03%
Put SPDR Trust Series 1
Expiration: October 2008, Exercise Price: $115.00	25	8,875
Total Put Options		8,875
TOTAL PURCHASED OPTIONS (Cost $289,426)		$119,768

	Principal
	Amount
REPURCHASE AGREEMENTS - 7.93%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $2,024,433 (b)(c)	$2,024,382	2,024,382
TOTAL REPURCHASE AGREEMENTS (Cost $2,024,382)		$2,024,382

Total Investments (Cost $26,345,414)(d) - 101.04%		$25,784,204
Liabilities in Excess of Other Assets - (1.04)%		(267,593)
TOTAL NET ASSETS - 100.00%		$25,516,611

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions and options written.
(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$26,898,588
Gross unrealized appreciation	772,460
Gross unrealized depreciation	(1,886,844)
Net unrealized depreciation	($1,114,384)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
Automatic Data Processing, Inc.	17,400	$743,850
Cardinal Health, Inc.	17,500	862,400
Graco, Inc.	3,100	110,391
Marriott International, Inc. - Class A	4,500	117,405
Patterson Cos., Inc.	24,600	748,086
Pitney Bowes, Inc.	29,800	991,148
Plantronics, Inc.	27,900	628,308
Xerox Corp.	58,500	674,505
Zimmer Holdings, Inc.	11,100	716,616
		5,592,709
INVESTMENT COMPANIES
Materials Select Sector SPDR Fund	16,500	551,100
Powershares QQQ	13,100	509,721
		1,060,821
Total Securities Sold Short (Proceeds $7,385,296)		$6,653,530

Underlying Funds Trust
The Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Options Written
September 30, 2008 (Unaudited)

	Contracts	Value
CALL OPTIONS
Genzyme Corp.
Expiration: October 2008, Exercise Price: $90.00	84	1,680
Total Options Written (Premiums received $12,728)		$1,680

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 23,759,822	$ 6,655,210
Level 2 - Other significant observable inputs	2,024,382	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 25,784,204	$ 6,655,210

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.72%
Aerospace & Defense - 1.70%
Goodrich Corp. (c)	7,700	$320,320
United Technologies Corp. (c)	9,520	571,771
Total Aerospace & Defense		892,091

Beverages - 1.22%
PepsiCo, Inc. (c)	8,960	638,579
Biotechnology - 1.09%
Martek Biosciences Corp. (a)(c)	18,270	574,043
Capital Markets - 2.53%
The Bank Of New York Mellon Corp. (c)	16,550	539,199
The Charles Schwab Corp. (c)	30,370	789,620
Total Capital Markets		1,328,819

Chemicals - 2.28%
Albemarle Corp. (c)	12,480	384,883
Cabot Corp. (c)	13,060	415,047
FMC Corp. (c)	7,671	394,213
Total Chemicals		1,194,143

Commercial Services & Supplies - 3.28%
RR Donnelley & Sons Co. (c)	21,820	535,244
SYKES Enterprises, Inc. (a)(c)	23,810	522,868
Watson Wyatt Worldwide, Inc. - Class A (c)	13,268	659,818
Total Commercial Services & Supplies		1,717,930

Communications Equipment - 1.24%
Harris Corp. (c)	14,060	649,572
Computers & Peripherals - 2.28%
Hewlett-Packard Co. (c)	16,520	763,885
QLogic Corp. (a)(c)	28,060	431,001
Total Computers & Peripherals		1,194,886

Construction & Engineering - 0.57%
Jacobs Engineering Group, Inc. (a)(c)	5,530	300,334
Containers & Packaging - 0.98%
Aptargroup, Inc. (c)	13,095	512,145
Distributors - 0.46%
Genuine Parts Co. (c)	6,060	243,673
Diversified Consumer Services - 1.44%
Apollo Group, Inc. - Class A (a)(c)	6,710	397,903
H&R Block, Inc. (c)	15,780	358,995
Total Diversified Consumer Services		756,898

Diversified Telecommunication Services - 0.81%
AT&T, Inc. (c)	15,200	424,384
Electrical Equipment - 2.64%
Ametek, Inc. (c)	14,120	575,672
Emerson Electric Co. (c)	12,530	511,099
Woodward Governor Co. (c)	8,430	297,326
Total Electrical Equipment		1,384,097

Electronic Equipment, Instruments & Components - 0.53%
Jabil Circuit, Inc. (c)	29,260	279,140
Food & Staples Retailing - 3.13%
Safeway, Inc. (c)	29,310	695,233
Wal-Mart Stores, Inc. (c)	15,760	943,867
Total Food & Staples Retailing		1,639,100

Food Products - 3.49%
Bunge Ltd. (c)	8,761	553,520
Hain Celestial Group, Inc. (a)(c)	21,910	603,182
HJ Heinz Co. (c)	13,440	671,597
Total Food Products		1,828,299

Health Care Equipment & Supplies - 3.15%
Becton, Dickinson & Co. (c)	8,200	658,132
Intuitive Surgical, Inc. (a)(c)	2,310	556,664
Medtronic, Inc. (c)	8,760	438,876
Total Health Care Equipment & Supplies		1,653,672

Health Care Providers & Services - 4.33%
AmerisourceBergen Corp. (c)	11,270	424,315
Kindred Healthcare, Inc. (a)(c)	19,390	534,582
Medco Health Solutions, Inc. (a)(c)	12,740	573,300
Psychiatric Solutions, Inc. (a)(c)	19,470	738,887
Total Health Care Providers & Services		2,271,084

Hotels, Restaurants & Leisure - 0.78%
Jack in the Box, Inc. (a)(c)	19,270	406,597
Household Durables - 2.99%
American Greetings Corp. - Class A (c)	15,930	243,570
Snap-On, Inc. (c)	15,610	822,022
Tupperware Brands Corp. (c)	18,220	503,419
Total Household Durables		1,569,011

Household Products - 1.78%
Colgate-Palmolive Co. (c)	12,360	931,326
Industrial Conglomerates - 1.21%
Tyco International Ltd. (c)	18,070	632,811
Insurance - 1.21%
Assurant, Inc. (c)	5,970	328,350
Hartford Financial Services Group, Inc. (c)	7,440	304,966
Total Insurance		633,316

Internet & Catalog Retail - 0.94%
priceline.com, Inc. (a)(c)	7,170	490,643
IT Services - 0.79%
Accenture Ltd. - Class A (c)	10,898	414,124
Life Sciences Tools & Services - 2.75%
Bio-Rad Laboratories, Inc. - Class A (a)(c)	6,710	665,095
Thermo Fisher Scientific, Inc. (a)(c)	14,170	779,350
Total Life Sciences Tools & Services		1,444,445

Marine - 0.81%
Kirby Corp. (a)(c)	11,190	424,549
Media - 1.35%
Grupo Televisa SA - ADR (c)	32,270	705,745
Metals & Mining - 0.49%
Steel Dynamics, Inc. (c)	14,940	255,325
Multiline Retail - 1.52%
Big Lots, Inc. (a)	17,010	473,388
Dollar Tree, Inc. (a)	8,930	324,695
Total Multiline Retail		798,083

Multi-Utilities - 1.31%
Integrys Energy Group, Inc.	13,790	688,673
Personal Products - 0.46%
Alberto Culver Co.	8,900	242,436
Pharmaceuticals - 3.55%
Bristol-Myers Squibb Co.	16,810	350,489
Johnson & Johnson	13,380	926,966
Teva Pharmaceutical Industries Ltd. - ADR	12,800	586,112
Total Pharmaceuticals		1,863,567

Real Estate Investment Trusts - 0.19%
FelCor Lodging Trust, Inc.	14,030	100,455
Road & Rail - 1.83%
Burlington Northern Santa Fe Corp.	4,250	392,827
Norfolk Southern Corp.	8,580	568,082
Total Road & Rail		960,909

Semiconductors & Semiconductor Equipment - 1.81%
Altera Corp.	16,750	346,390
Xilinx, Inc.	25,620	600,789
Total Semiconductors & Semiconductor Equipment		947,179

Software - 1.63%
Autodesk, Inc. (a)	10,280	344,894
Oracle Corp. (a)	25,158	510,959
Total Software		855,853

Specialty Retail - 5.93%
Finish Line - Class A	4,242	42,377
GameStop Corp. - Class A (a)	12,590	430,704
Genesco, Inc. (a)	16,660	557,777
Guess ?, Inc.	17,775	618,392
Ross Stores, Inc.	13,910	512,027
Tiffany & Co.	8,875	315,240
TJX Cos., Inc.	20,730	632,680
Total Specialty Retail		3,109,197

Textiles, Apparel & Luxury Goods - 2.03%
Nike, Inc. - Class B	10,160	679,704
VF Corp.	4,950	382,685
Total Textiles, Apparel & Luxury Goods		1,062,389

Trading Companies & Distributors - 0.53%
United Rentals, Inc. (a)	18,128	276,271
Wireless Telecommunication Services - 0.68%
Vodafone Group Plc New - ADR	16,140	356,694
TOTAL COMMON STOCKS (Cost $36,558,054)		$38,652,487

INVESTMENT COMPANIES - 1.77%
iShares Russell 2000 Growth Index Fund	13,120	927,846
TOTAL INVESTMENT COMPANIES (Cost $949,808)		$927,846

	Principal
	Amount
REPURCHASE AGREEMENTS - 25.55%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $13,399,026 (b)(c)	$13,398,692	13,398,692
TOTAL REPURCHASE AGREEMENTS (Cost $13,398,692)		$13,398,692

Total Investments (Cost $50,906,554)(d) - 101.04%		$52,979,025
Liabilities in Excess of Other Assets - (1.04)%		(539,140)
TOTAL NET ASSETS - 100.00%		$52,439,885

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$51,561,061
Gross unrealized appreciation	4,497,211
Gross unrealized depreciation	(3,079,247)
Net unrealized appreciation	$1,417,964

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
3M Co.	8,790	$600,445
99 Cents Only Stores	26,740	293,338
Advanced Medical Optics, Inc.	33,150	589,407
Aetna, Inc.	6,620	239,048
Alcatel-Lucent - ADR	80,480	309,043
American Express Co.	6,059	214,670
Applied Materials, Inc.	38,040	575,545
Bed Bath & Beyond, Inc.	20,588	646,669
Belden, Inc.	13,060	415,177
Best Buy Co., Inc.	14,880	558,000
BorgWarner, Inc.	7,500	245,775
Boston Scientific Corp.	58,894	722,629
Briggs & Stratton Corp.	14,640	236,875
Brinker International, Inc.	16,220	290,176
Campbell Soup Co.	15,370	593,282
Cardinal Health, Inc.	11,510	567,213
Carlisle Cos, Inc.	6,440	193,007
Carmax, Inc.	32,100	449,400
Carnival Corp.	15,434	545,592
Caterpillar, Inc.	7,700	458,920
CBRL Group, Inc.	10,250	269,575
Centennial Communications Corp.	26,710	166,670
CH Robinson Worldwide, Inc.	10,250	522,340
Cintas Corp.	16,370	469,983
Cisco Systems, Inc.	16,870	380,587
Clorox Co.	8,610	539,761
Coach, Inc.	19,800	495,792
Coca-Cola Enterprises, Inc.	36,170	606,571
Corinthian Colleges, Inc.	39,531	592,965
DaVita, Inc.	13,150	749,682
Dell, Inc.	29,870	492,258
Dick's Sporting Goods, Inc.	14,610	286,064
Discover Financial Services	27,590	381,294
DST Systems, Inc.	5,770	323,062
Eaton Vance Corp.	7,000	246,610
Electronic Arts, Inc.	8,870	328,101
Exelon Corp.	12,080	756,450
Expeditors International of Washington, Inc.	15,230	530,613
Fastenal Co.	14,090	695,905
Formfactor, Inc.	21,410	372,962
Fortune Brands, Inc.	10,720	614,899
Gilead Sciences, Inc.	11,390	519,156
Healthways, Inc.	9,339	150,638
Illinois Tool Works, Inc.	6,767	300,793
Infosys Technologies Ltd. - ADR	20,780	692,182
International Game Technology	27,970	480,525
J Crew Group, Inc.	4,480	127,994
Jack Henry & Associates, Inc.	22,870	464,947
JPMorgan Chase & Co.	15,640	730,388
Kaydon Corp.	9,520	428,971
Kimberly-Clark Corp.	10,750	697,030
K-Swiss, Inc. - Class A	24,954	434,200
Lincare Holdings, Inc.	17,540	527,779
Lowe's Cos., Inc.	17,399	412,182
Magna International, Inc. - Class A	5,710	292,295
Martin Marietta Materials, Inc.	4,540	508,389
Maxim Integrated Products, Inc.	9,518	172,276
Merck & Co., Inc.	7,730	243,959
MGM Mirage	11,221	319,799
Millipore Corp.	8,434	580,259
Molex, Inc.	14,000	314,300
NBTY, Inc.	12,040	355,421
Nu Skin Enterprises, Inc. - Class A	22,020	357,164
Nvidia Corp.	19,507	208,920
O'Reilly Automotive, Inc.	19,010	508,898
Pediatrix Medical Group, Inc.	9,930	535,426
PetSmart, Inc.	9,220	227,826
Pharmaceutical Product Development, Inc.	12,770	528,040
Pitney Bowes, Inc.	13,560	451,006
Prudential Financial, Inc.	6,913	497,736
Pulte Homes, Inc.	12,535	175,114
Quiksilver, Inc.	41,200	236,488
Regal-Beloit Corp.	6,500	276,380
Rockwell Automation, Inc.	15,780	589,225
Sara Lee Corp.	59,240	748,201
Seagate Technology	31,420	380,810
Sealed Air Corp.	25,360	557,666
Sears Holdings Corp.	6,120	572,220
Smithfield Foods, Inc.	30,930	491,168
Sprint Nextel Corp.	39,040	238,144
Synaptics, Inc.	13,050	394,371
SYSCO Corp.	10,540	324,948
Target Corp.	9,633	472,499
Tenneco, Inc.	15,230	161,895
Texas Instruments, Inc.	25,390	545,885
United Parcel Service, Inc. - Class B	7,230	454,695
US Cellular Corp.	6,271	294,235
Whole Foods Market, Inc.	21,610	432,848
Worthington Industries Inc.	17,598	262,914
Zimmer Holdings, Inc.	5,450	351,852
		38,596,412
INVESTMENT COMPANIES
Materials Select Sector SPDR Fund	12,970	433,198
SPDR S&P Metals & Mining ETF	10,640	499,761
		932,959
Total Securities Sold Short (Proceeds $52,441,691)		$39,529,371

Footnotes

ADR	American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 39,580,333	$ 39,529,371
Level 2 - Other significant observable inputs	13,398,692	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 52,979,025	$ 39,529,371

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - Global-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.45%
Capital Markets - 0.00%
COL Capital Ltd.	100	$16
Health Care Equipment & Supplies - 0.45%
Golden Meditech Co. Ltd.	444,900	102,561
TOTAL COMMON STOCKS (Cost $108,833)		$102,577

INVESTMENT COMPANIES - 3.05%
Aberdeen Asia-Pacific Income Fund, Inc.	8,100	40,662
UltraShort S&P500 ProShares	9,400	660,820
TOTAL INVESTMENT COMPANIES (Cost $732,058)		$701,482

RIGHTS - 0.00%
COL Capital Ltd. (b)(d)	54,980	878
TOTAL RIGHTS (Cost $0)		$878

WARRANTS - 9.23%
GTL Ltd. (Citigroup-CW12)
Expiration: January 2009, Exercise Price: $0.00	324,699	1,134,512
Rajesh Exports Ltd. (Citigroup-CW12)
Expiration: January 2010, Exercise Price: $0.00	1,409,800	849,241
SRF Ltd. (Citigroup-CW12)
Expiration: January 2010, Exercise Price: $0.00	58,517	135,269
TOTAL WARRANTS (Cost $3,409,922)		$2,119,022

	Principal
	Amount
REPURCHASE AGREEMENTS - 50.46%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $11,587,548 (a)(c)	$11,587,258	11,587,258
TOTAL REPURCHASE AGREEMENTS (Cost $11,587,258)		$11,587,258

Total Investments (Cost $15,838,071)(e) - 63.19%		$14,511,217
Other Assets in Excess of Liabilities - 36.81%		8,450,903
TOTAL NET ASSETS - 100.00%		$22,962,120

Footnotes

Percentages are stated as a percent of net assets.

(a)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(b)	Illiquid security. The market value of these securities total $878, which represents 0.00% of total net assets.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Non Income Producing
(e)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$15,908,758
Gross unrealized appreciation	32,302
Gross unrealized depreciation	(1,429,843)
Net unrealized depreciation	($1,397,541)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 804,059	$ —
Level 2 - Other significant observable inputs	13,707,158	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 14,511,217	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.19%
Aerospace & Defense - 0.65%
Axsys Technologies, Inc. (a)(c)	1,080	$63,655
Teledyne Technologies, Inc. (a)(c)	1,440	82,311
Total Aerospace & Defense		145,966

Air Freight & Logistics - 0.28%
HUB Group, Inc. - Class A (a)(c)	1,680	63,252
Airlines - 1.17%
Hawaiian Holdings, Inc. (a)(c)	28,490	264,387
Auto Components - 0.22%
Exide Technologies (a)(c)	6,800	50,184
Biotechnology - 2.21%
Alexion Pharmaceuticals, Inc. (a)(c)	3,410	134,013
Celera Corp. (a)(c)	9,780	151,101
Martek Biosciences Corp. (a)(c)	6,830	214,599
Total Biotechnology		499,713

Chemicals - 3.16%
Agrium, Inc. (c)	690	38,695
Balchem Corp. (c)	6,888	183,703
Calgon Carbon Corp. (a)(c)	6,160	125,418
CF Industries Holdings, Inc. (c)	770	70,424
Ferro Corp. (c)	6,150	123,615
Innophos Holdings, Inc. (c)	1,110	27,062
Koppers Holdings, Inc. (c)	1,400	52,374
Stepan Co. (c)	1,730	94,406
Total Chemicals		715,697

Commercial Services & Supplies - 0.34%
Team, Inc. (a)(c)	2,120	76,574
Communications Equipment - 3.59%
Viasat, Inc. (a)(c)	34,397	811,081
Computers & Peripherals - 0.92%
Quantum Corp. (a)(c)	197,685	207,569
Construction & Engineering - 1.40%
Jacobs Engineering Group, Inc. (a)(c)	990	53,767
Northwest Pipe Co. (a)(c)	1,700	74,154
Perini Corp. (a)(c)	7,335	189,170
Total Construction & Engineering		317,091

Distributors - 0.61%
LKQ Corp. (a)(c)	8,070	136,948
Electrical Equipment - 1.12%
Canadian Solar, Inc. (a)(c)	1,530	29,881
EnerSys (a)(c)	2,140	42,179
First Solar, Inc. (a)(c)	160	30,226
GrafTech International Ltd. (a)(c)	1,100	16,621
Polypore International, Inc. (a)(c)	2,640	56,786
Powell Industries, Inc. (a)(c)	1,910	77,947
Total Electrical Equipment		253,640

Electronic Equipment, Instruments & Components - 1.02%
Mellanox Technologies Ltd. (a)(c)	22,249	229,832
Energy Equipment & Services - 1.01%
Atwood Oceanics, Inc. (a)(c)	560	20,384
Core Laboratories NV	240	24,317
ENGlobal Corp. (a)	2,140	28,398
Lufkin Industries, Inc.	970	76,969
Unit Corp. (a)	900	44,838
Willbros Group, Inc. (a)	1,270	33,655
Total Energy Equipment & Services		228,561

Food Products - 3.72%
Darling International, Inc. (a)	29,900	332,189
Green Mountain Coffee Roasters, Inc. (a)	8,440	332,030
Omega Protein Corp. (a)	15,000	176,400
Total Food Products		840,619

Health Care Equipment & Supplies - 5.03%
Conceptus, Inc. (a)	19,727	327,074
DexCom, Inc. (a)	7,145	44,227
Insulet Corp. (a)	22,045	306,866
Kensey Nash Corp. (a)	4,360	137,166
NuVasive, Inc. (a)	3,930	193,867
Synovis Life Technologies, Inc. (a)	6,790	127,788
Total Health Care Equipment & Supplies		1,136,988

Health Care Providers & Services - 3.34%
Almost Family, Inc. (a)	510	20,170
Amedisys, Inc. (a)	1,870	91,013
athenahealth, Inc. (a)	5,792	192,700
Sun Healthcare Group, Inc. (a)	30,832	451,997
Total Health Care Providers & Services		755,880

Hotels, Restaurants & Leisure - 4.06%
Buffalo Wild Wings, Inc. (a)	1,020	41,045
Denny's Corp. (a)	64,132	165,461
Great Wolf Resorts, Inc. (a)	32,299	118,214
Panera Bread Co. - Class A (a)	4,000	203,600
Peet's Coffee & Tea, Inc. (a)	3,100	86,552
Red Robin Gourmet Burgers, Inc. (a)	9,800	262,640
WMS Industries, Inc. (a)	1,360	41,575
Total Hotels, Restaurants & Leisure		919,087

Household Durables - 0.59%
Tupperware Brands Corp.	4,840	133,729
Internet Software & Services - 5.67%
Ariba, Inc. (a)	20,560	290,513
Bankrate, Inc. (a)	7,335	285,405
Netease.com - ADR (a)	6,010	137,028
S1 Corp. (a)	84,746	518,645
Vocus, Inc. (a)	1,480	50,261
Total Internet Software & Services		1,281,852

IT Services - 1.01%
Mantech International Corp. - Class A (a)	2,360	139,924
TNS, Inc. (a)	4,520	87,553
Total IT Services		227,477

Leisure Equipment & Products - 1.28%
Leapfrog Enterprises, Inc. (a)	13,210	139,498
Sport Supply Group, Inc.	13,619	149,809
Total Leisure Equipment & Products		289,307

Life Sciences Tools & Services - 2.88%
Bruker Corp. (a)	4,790	63,851
CombiMatrix Corporation (a)	9,296	138,324
Icon PLC ADR - ADR (a)	9,910	379,058
Illumina, Inc. (a)	1,760	71,333
Total Life Sciences Tools & Services		652,566

Machinery - 2.05%
Bucyrus International, Inc.	1,160	51,829
Chart Industries, Inc. (a)	1,450	41,412
CIRCOR International, Inc.	1,250	54,287
Flowserve Corp.	540	47,936
Joy Global, Inc.	470	21,216
Lindsay Corp.	760	55,290
SPX Corp.	320	24,640
Titan International, Inc.	2,473	52,714
Titan Machinery, Inc. (a)	2,810	58,476
Valmont Industries, Inc.	690	57,056
Total Machinery		464,856

Metals & Mining - 0.27%
AK Steel Holding Corp.	1,500	38,880
Compass Minerals International, Inc.	410	21,480
Total Metals & Mining		60,360

Multiline Retail - 2.29%
Dollar Tree, Inc. (a)	4,370	158,893
Family Dollar Stores, Inc.	2,900	68,730
Fred's, Inc. - Class A	20,410	290,230
Total Multiline Retail		517,853

Oil, Gas & Consumable Fuels - 1.18%
Arena Resources, Inc. (a)	1,550	60,217
Consol Energy, Inc.	350	16,062
GMX Resources, Inc. (a)	530	25,334
Penn Virginia Corp.	1,100	58,784
Petroquest Energy, Inc. (a)	2,520	38,682
Southwestern Energy Co. (a)	700	21,378
Whiting Petroleum Corp. (a)	640	45,606
Total Oil, Gas & Consumable Fuels		266,063

Professional Services - 0.54%
On Assignment, Inc. (a)	15,380	121,194
Real Estate Investment Trusts - 3.58%
Anworth Mortgage Asset Corp.	104,802	620,428
MFA Mortgage Investments, Inc.	29,193	189,754
Total Real Estate Investment Trusts		810,182

Semiconductors & Semiconductor Equipment - 6.04%
Advanced Energy Industries, Inc. (a)	6,397	87,511
Entropic Communications, Inc. (a)	71,282	100,508
EZchip Semiconductor Ltd. (a)	30,531	363,014
MEMC Electronic Materials, Inc. (a)	12,225	345,478
Netlogic Microsystems, Inc. (a)	7,909	239,168
Power Integrations, Inc. (a)	9,531	229,697
Total Semiconductors & Semiconductor Equipment		1,365,376

Software - 3.26%
Concur Technologies, Inc. (a)	8,910	340,897
Symyx Technologies (a)	5,680	56,289
Taleo Corp. - Class A (a)	17,115	340,417
Total Software		737,603

Specialty Retail - 4.10%
Aeropostale, Inc. (a)	7,560	242,751
The Buckle, Inc.	2,100	116,634
The Childrens Place Retail Stores, Inc. (a)	3,900	130,065
Hibbett Sports, Inc. (a)	6,590	131,932
Urban Outfitters, Inc. (a)	6,810	217,035
Zale Corp. (a)	3,600	90,000
Total Specialty Retail		928,417

Textiles, Apparel & Luxury Goods - 2.60%
Deckers Outdoor Corp. (a)	1,200	124,896
G-III Apparel Group Ltd. (a)	7,280	136,209
Steven Madden Ltd. (a)	6,690	165,778
The Warnaco Group, Inc. (a)	3,560	161,233
Total Textiles, Apparel & Luxury Goods		588,116

TOTAL COMMON STOCKS (Cost $16,399,283)		$16,098,020

INVESTMENT COMPANIES - 3.31%
SPDR Gold Trust (a)	8,802	748,786
TOTAL INVESTMENT COMPANIES (Cost $751,213)		$748,786

	Contracts
PURCHASED OPTIONS - 0.45%
Call Options - 0.04%
Mellanox Technologies Ltd.
Expiration: October 2008, Exercise Price: $12.50	100	1,250
Netlogic Microsystems, Inc.
Expiration: October 2008, Exercise Price: $30.00	49	8,575
Total Call Options		9,825
Put Options - 0.41%
Data Domain, Inc.
Expiration: October 2008, Exercise Price: $20.00	219	4,927
MEMC Electronic Materials, Inc.
Expiration: October 2008, Exercise Price: $30.00	108	36,720
Powershares QQQQ
Expiration: October 2008, Exercise Price: $40.00	195	38,610
Sigma Designs, Inc.
Expiration: November 2008, Exercise Price: $15.00	48	12,240
Total Put Options		92,497
TOTAL PURCHASED OPTIONS (Cost $100,991)		$102,322

	Principal
	Amount
REPURCHASE AGREEMENTS - 26.44%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $5,981,982 (b)(c)	$5,981,832	5,981,832
TOTAL REPURCHASE AGREEMENTS (Cost $5,981,832)		$5,981,832

Total Investments (Cost $23,233,319)(d) - 101.39%		$22,930,960
Liabilities in Excess of Other Assets - (1.39)%		(308,508)
TOTAL NET ASSETS - 100.00%		$22,622,452

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions.

(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$23,596,926
Gross unrealized appreciation	628,370
Gross unrealized depreciation	(1,294,336)
Net unrealized depreciation	($665,966)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
Abercrombie & Fitch Co. - Class A	270	$10,651
ACI Worldwide, Inc.	17,860	312,907
Advanced Medical Optics, Inc.	560	9,957
Aeropostale, Inc.	12,225	392,545
Allegheny Energy, Inc.	410	15,076
Alpha Natural Resources, Inc.	750	38,572
America Movil SAB de CV - Series L - ADR	620	28,743
Ameriprise Financial, Inc.	510	19,482
Ameristar Casinos, Inc.	830	11,778
Analog Devices, Inc.	2,860	75,361
Anaren, Inc.	1,010	10,251
The Andersons, Inc.	10,558	371,853
Barnes & Noble, Inc.	680	17,734
BE Aerospace, Inc.	3,230	51,131
Bebe Stores, Inc.	3,300	32,241
Bed Bath & Beyond, Inc.	550	17,275
Benchmark Electronics, Inc.	1,100	15,488
BioMarin Pharmaceuticals, Inc.	2,720	72,053
BJ's Restaurants, Inc.	1,742	20,799
Blackbaud, Inc.	1,310	24,169
Carpenter Technology	2,550	65,408
Carrizo Oil & Gas, Inc.	1,020	36,995
Carter's, Inc.	2,070	40,841
Cascade Corp.	440	19,276
Cavium Networks, Inc.	1,760	24,781
Cemex SAB de CV - ADR	920	15,842
The Cheesecake Factory	1,830	26,755
Christopher & Banks Corp.	1,410	10,815
Cincinnati Financial Corp.	295	8,390
Cirrus Logic, Inc.	1,740	9,483
Cisco Systems, Inc.	14,670	330,955
Cogent Communications Group, Inc.	1,300	10,036
Columbia Sportswear Co.	710	29,792
The Cooper Cos., Inc.	600	20,856
Cray, Inc.	2,260	11,707
Cree, Inc.	3,520	80,186
Data Domain, Inc.	890	19,820
Dolby Laboratories, Inc. - Class A	9,800	344,862
Dollar Financial Corp.	1,890	29,087
Dollar Thrifty Automotive Group	18,093	34,919
Dover Downs Gaming & Entertainment, Inc.	3,560	27,697
EMC Corp.	1,930	23,083
Emulex Corp.	480	5,122
Entegris, Inc.	9,370	45,351
Epoch Holding Corp.	1,200	12,660
Exar Corp.	1,700	13,022
Fairchild Semiconductor International, Inc.	3,050	27,115
First Mercury Financial Corp.	1,280	18,240
Fossil, Inc.	200	5,646
Georesources, Inc.	3,220	36,901
Harley-Davidson, Inc.	740	27,602
Harmonic, Inc.	1,090	9,211
Harris Stratex Networks, Inc. - Class A	1,960	15,308
Hartford Financial Services Group, Inc.	740	30,333
Hittite Microwave Corp.	1,360	45,696
Imation Corp.	570	12,876
Infinera Corp.	3,730	35,659
Ingles Markets, Inc. - Class A	1,280	29,222
Interactive Data Corp.	450	11,349
Interface, Inc. - Class A	2,920	33,200
International Rectifier Corp.	1,510	28,720
Intrepid Potash, Inc.	1,390	41,895
J Crew Group, Inc.	1,450	41,427
JA Solar Holdings Co. Ltd. - ADR	3,330	35,231
Jones Lang LaSalle, Inc.	1,610	70,003
Juniper Networks, Inc.	16,626	350,310
Las Vegas Sands Corp.	1,940	70,053
Lazard Ltd. - Class A	230	9,835
LB Foster Co. - Class A	2,280	69,358
Libbey, Inc.	3,020	25,700
Luxottica Group SpA - ADR	610	14,024
Marine Products Corp.	19,928	165,402
Mariner Energy, Inc.	1,830	37,515
MarketAxess Holdings, Inc.	2,170	17,512
Marriott International, Inc. - Class A	1,060	27,655
Marvell Technology Group Ltd.	5,450	50,685
MeadWestvaco Corp.	300	6,993
Medicis Pharmaceutical Corp. - Class A	2,130	31,758
Merrill Lynch & Co, Inc.	610	15,433
MGM Mirage	210	5,985
Midas, Inc.	1,170	16,099
MPS Group, Inc.	930	9,374
MTR Gaming Group, Inc.	2,650	8,798
Novatel Wireless, Inc.	1,860	11,272
Nvidia Corp.	6,120	65,545
O'Charleys, Inc.	3,060	26,775
Olympic Steel, Inc.	1,280	37,747
ON Semiconductor Corp.	3,240	21,902
Online Resources Corp.	23,493	182,541
optionsXpress Holdings, Inc.	910	17,672
Orient-Express Hotels Ltd. - Class A	860	20,752
Oxford Industries, Inc.	1,220	31,513
Par Pharmaceutical Cos., Inc.	1,130	13,888
PDF Solutions, Inc.	11,380	59,176
Petroleum Development Corp.	890	39,489
PetSmart, Inc.	1,080	26,687
Post Properties, Inc.	900	25,173
Power Integrations, Inc.	1,020	24,582
Precision Castparts Corp.	320	25,210
Quicksilver Resources, Inc.	1,910	37,493
Quidel Corp.	14,700	241,227
Rambus, Inc.	1,560	20,046
RTI International Metals, Inc.	154	3,012
Rudolph Technologies, Inc.	3,180	26,648
Saks, Inc.	970	8,972
Scansource, Inc.	270	7,773
Seagate Technology	5,200	63,024
SEI Investments Co.	537	11,921
Siliconware Precision Industries Co. - ADR	8,100	46,737
Sonic Solutions, Inc.	2,970	13,068
Sonus Networks, Inc.	2,810	8,093
Sotheby's	780	15,647
Spirit Aerosystems Holdings, Inc. - Class A	1,470	23,623
SRA International, Inc. - Class A	840	19,009
Stage Stores, Inc.	19,560	267,190
Standard Microsystems Corp.	1,000	24,980
Starbucks Corp.	360	5,353
Starwood Hotels & Resorts Worldwide, Inc.	810	22,793
Sun Hydraulics, Inc.	10,040	261,442
Sunrise Senior Living, Inc.	950	13,100
Tellabs, Inc.	5,450	22,127
Thomas Properties Group, Inc.	1,430	14,443
THQ, Inc.	1,840	22,154
TradeStation Group, Inc.	1,590	14,866
Trimas Corp.	3,000	19,680
tw telecom, Inc.	2,640	27,430
United Bankshares, Inc.	660	23,100
Universal Electronics, Inc.	390	9,742
Universal Forest Products, Inc.	17,135	598,183
US Cellular Corp.	330	15,484
Varian, Inc.	320	13,728
VCA Antech, Inc.	7,380	217,489
Vital Images, Inc.	2,100	31,500
WD-40 Co.	290	10,420
Western Digital Corp.	2,880	61,402
World Fuel Services Corp.	12,225	281,542
Wright Express Corp.	840	25,074
		7,513,369
INVESTMENT COMPANIES
Energy Select Sector SPDR Fund	2,500	158,250
iShares Russell 2000 Value Index Fund	5,580	375,199
iShares Russell 2000 Growth Index Fund	9,680	684,570
iShares Russell Microcap Index Fund	13,567	604,139
United States Oil Fund LP	5,200	426,452
		2,248,610
Total Securities Sold Short (Proceeds $11,110,079)		$9,761,979

Footnotes

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 16,949,128	$ 9,761,979
Level 2 - Other significant observable inputs	5,981,832	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 22,930,960	$ 9,761,979

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - Healthcare/Biotech-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.52%
Biotechnology - 33.26%
Alexion Pharmaceuticals, Inc. (a)(c)	5,391	$211,866
BioMarin Pharmaceuticals, Inc. (a)(c)	20,315	538,144
Celgene Corp. (a)(c)	1,549	98,021
Cubist Pharmaceuticals, Inc. (a)(c)	23,795	528,963
Emergent Biosolutions, Inc. (a)(c)	31,602	413,670
Genentech, Inc. (a)(c)	9,500	842,460
Genomic Health, Inc. (a)(c)	29,475	667,609
Genzyme Corp. (a)(c)	9,500	768,455
Gilead Sciences, Inc. (a)(c)	13,800	629,004
Intercell AG (European Monetary Unit)(a)(c)	4,288	139,446
Intercell AG (US Dollars)(a)(c)	3,951	128,464
La Jolla Pharmaceutical Co. (a)(c)	149	167
MannKind Corp. (a)(c)	24,500	94,570
Micromet, Inc. (a)(c)	280	1,240
Myriad Genetics, Inc. (a)(c)	7,000	454,160
Omrix Biopharmaceuticals, Inc. (a)(c)	26,139	468,934
Orexigen Therapeutics, Inc. (a)(c)	445	4,802
Osiris Therapeutics, Inc. (a)(c)	33,523	646,659
PDL BioPharma, Inc. (c)	50,622	471,291
Rigel Pharmaceuticals, Inc. (a)(c)	4,498	105,028
Seattle Genetics Inc. (a)(c)	17,574	188,042
Vertex Pharmaceuticals, Inc. (a)(c)	7,750	257,610
Total Biotechnology		7,658,605

Health Care Equipment & Supplies - 30.53%
Alcon, Inc. (c)	1,900	306,869
Arthrocare Corp. (a)(c)	20,000	554,400
ATS Medical, Inc. (a)(c)	1,172	3,387
Becton, Dickinson & Co. (c)	3,993	320,478
Clarient, Inc. (a)(c)	5,429	9,501
ev3, Inc. (a)(c)	1,645	16,516
Gen-Probe, Inc. (a)(c)	851	45,146
Haemonetics Corp. (a)(c)	4,900	302,428
Hologic, Inc. (a)(c)	22,353	432,083
Intuitive Surgical, Inc. (a)(c)	350	84,343
Masimo Corp. (a)(c)	19,428	722,722
Natus Medical, Inc. (a)(c)	32,893	745,355
RTI Biologics, Inc. (a)(c)	11,710	109,489
Somanetics Corp. (a)(c)	9,800	214,326
SonoSite, Inc. (a)(c)	16,346	513,264
St. Jude Medical, Inc. (a)(c)	7,600	330,524
Stryker Corp.(c)	1,000	62,300
Varian Medical Systems, Inc. (a)(c)	10,771	615,347
Wright Medical Group, Inc. (a)(c)	16,751	509,900
Zimmer Holdings, Inc. (a)(c)	9,541	615,967
Zoll Medical Corp. (a)(c)	15,732	514,751
Total Health Care Equipment & Supplies		7,029,096

Health Care Providers & Services - 8.06%
Aetna, Inc. (c)	13,561	489,688
CardioNet, Inc. (a)(c)	20,472	510,981
Genoptix, Inc. (a)(c)	13,500	441,045
LCA-Vision, Inc. (c)	373	1,731
Quest Diagnostics, Inc. (c)	8,000	413,360
Total Health Care Providers & Services		1,856,805

Health Care Technology - 0.85%
Cerner Corp. (a)(c)	4,400	196,416
Industrial Conglomerates - 3.28%
Teleflex, Inc. (c)	11,899	755,467
Life Sciences Tools & Services - 6.14%
Covance, Inc. (a)(c)	2,300	203,343
Sequenom, Inc. (a)(c)	19,978	531,814
Techne Corp. (a)(c)	9,400	677,928
Total Life Sciences Tools & Services		1,413,085

Pharmaceuticals - 13.40%
Abbott Laboratories	10,927	629,177
Acusphere, Inc. (a)	400	140
Allergan, Inc.	9,301	479,002
Cadence Pharmaceuticals, Inc. (a)	8,927	79,272
Lev Pharmaceuticals, Inc. (a)	20,000	43,400
The Medicines Co. (a)	20,111	466,977
Roche Holding AG (a)	3,345	519,539
Vivus, Inc. (a)	13,733	109,040
XenoPort, Inc. (a)	15,661	759,402
Total Pharmaceuticals		3,085,949

TOTAL COMMON STOCKS (Cost $23,001,708)		$21,995,423

	Principal
	Amount
REPURCHASE AGREEMENTS - 7.33%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $1,688,763 (b)(c)	$1,688,721	1,688,721
TOTAL REPURCHASE AGREEMENTS (Cost $1,688,721)		$1,688,721

Total Investments (Cost $24,690,429)(d) - 102.85%		$23,684,144
Liabilities in Excess of Other Assets - (2.85)%		(660,523)
TOTAL NET ASSETS - 100.00%		$23,023,621

Footnotes

Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions.

(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$26,610,270
Gross unrealized appreciation	530,968
Gross unrealized depreciation	(3,457,094)
Net unrealized depreciation	($2,926,126)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
Abaxis, Inc.	3,601	$70,940
Abiomed, Inc.	6,036	107,139
Abraxis Bioscience, Inc.	2,536	174,883
Accuray, Inc.	8,897	71,799
Acura Pharmaceuticals, Inc.	2,559	17,990
Affymax, Inc.	942	18,699
Affymetrix, Inc.	11,730	90,790
Air Methods Corp.	1,038	29,386
Akorn, Inc.	10,904	55,937
Albany Molecular Research, Inc.	5,058	91,499
Align Technology, Inc.	11,349	122,910
ALK-Abello A/S	484	50,128
Alkermes, Inc.	5,935	78,935
Alliance Imaging, Inc.	4,944	50,775
Allos Therapeutics, Inc.	4,830	35,790
Alnylam Pharmaceuticals, Inc.	2,620	75,849
Amedisys, Inc.	1,015	49,400
American Medical Systems Holdings, Inc.	2,427	43,103
AMERIGROUP Corp.	2,085	52,625
Amicus Therapeutics, Inc.	1,368	20,684
Amsurg Corp.	2,906	74,016
Analogic Corp.	2,156	107,283
Angiodynamics, Inc.	3,926	62,031
Apria Healthcare Group, Inc.	4,427	80,748
Arena Pharmaceuticals, Inc.	4,465	22,325
Array Biopharma, Inc.	2,851	21,896
Assisted Living Concepts, Inc. - Class A	5,549	35,347
AstraZeneca PLC	5,360	234,427
Bayer Schering Pharma AG	620	93,290
Beckman Coulter, Inc.	2,102	149,221
Bio-Rad Laboratories, Inc. - Class A	914	90,596
Bio-Reference Labs, Inc.	1,243	35,923
Biovail Corp.	6,335	61,893
Bristol-Myers Squibb Co.	5,817	121,284
Brookdale Senior Living, Inc.	3,952	86,904
Bruker Corp.	5,634	75,101
Cadence Pharmaceuticals, Inc.	11,217	99,607
Caraco Pharmaceutical Laboratories Ltd.	3,789	47,400
CardioNet, Inc.	4,472	111,621
Celera Corp.	4,860	75,087
Centene Corp.	1,719	35,257
Cepheid, Inc.	9,765	135,050
Charles River Laboratories International, Inc.	2,311	128,330
Chelsea Therapeutics International, Inc.	500	1,625
Cie Generale d'Optique Essilor International	2,939	145,243
Cigna Corp.	3,218	109,348
Clarient, Inc.	5,429	9,501
Clinical Data, Inc.	3,502	56,312
Conceptus, Inc.	4,988	82,701
Conmed Corp.	4,762	152,384
The Cooper Cos., Inc.	1,751	60,865
Corvel Corp.	1,252	35,820
Coventry Health Care, Inc.	1,760	57,288
Covidien Ltd.	2,248	120,852
CR Bard, Inc.	1,361	129,118
Crucell NV - ADR	4,213	65,554
CryoLife, Inc.	4,656	61,087
Cyberonics, Inc.	4,668	79,356
Datascope Corp.	2,571	132,741
Dendreon Corp.	5,760	32,890
Dentsply International, Inc.	2,054	77,107
Durect Corp.	2,311	12,942
Dyax Corp.	3,684	16,210
Emergency Medical Services Corp. - Class A	1,578	47,151
Emeritus Corp.	3,519	87,623
Endo Pharmaceuticals Holdings, Inc.	4,568	91,360
The Ensign Group, Inc.	1,907	32,591
Enzo Biochem, Inc.	4,269	46,874
Enzon Pharmaceuticals, Inc.	2,742	20,236
eResearch Technology, Inc.	4,701	55,989
Eurand NV	5,258	95,485
ev3, Inc.	5,036	50,561
Exactech, Inc.	2,178	48,439
Exelixis, Inc.	6,500	39,520
Express Scripts, Inc.	1,277	94,268
Genomic Health, Inc.	10,475	237,259
Gen-Probe, Inc.	851	45,146
Gentiva Health Services, Inc.	2,676	72,091
Geron Corp.	4,667	18,435
Getinge AB - B Shares	8,891	180,866
GlaxoSmithKline PLC	19,345	416,505
GTx, Inc.	2,182	41,502
H Lundbeck A/S	9,402	177,816
Halozyme Therapeutics, Inc.	1,102	8,089
Hanger Orthopedic Group, Inc.	2,107	36,767
Health Management Associates, Inc. - Class A	9,318	38,763
Health Net, Inc.	4,238	100,017
Healthcare Services Group	3,942	72,099
HealthExtras, Inc.	1,722	44,979
Healthsouth Corp.	3,272	60,303
Healthspring, Inc.	2,150	45,494
Healthways, Inc.	3,142	50,680
Hill-Rom Holdings, Inc.	2,119	64,227
HMS Holdings Corp.	2,246	53,814
Humana, Inc.	1,926	79,351
ICU Medical, Inc.	2,385	72,528
Idenix Pharmaceuticals, Inc.	3,408	24,640
Idera Pharmaceuticals, Inc.	1,365	19,206
Idexx Laboratories, Inc.	1,953	107,024
Illumina, Inc.	1,918	77,736
Immucor, Inc.	2,334	74,595
Incyte Corp. Ltd.	5,633	43,092
Insulet Corp.	4,565	63,545
Integra LifeSciences Holdings Corp.	912	40,155
InterMune, Inc.	2,400	41,064
Invacare Corp.	5,228	126,204
Inverness Medical Innovations, Inc.	2,635	79,050
Invitrogen Corp.	3,085	116,613
IPC The Hospitalist Co., Inc.	1,451	37,291
Ipsen SA	4,012	179,803
IRIS International, Inc.	3,207	57,405
Isis Pharmaceuticals, Inc.	6,132	103,569
K V Pharmaceutical Co.	31	704
Kendle International, Inc.	1,302	58,212
Kensey Nash Corp.	1,939	61,001
Kindred Healthcare, Inc.	1,509	41,603
Kinetic Concepts, Inc.	2,501	71,504
King Pharmaceuticals, Inc.	9,637	92,322
KV Pharmaceutical Co.	1,925	43,717
Laboratorios Almirall SA	7,851	72,063
Laboratory Corp of America Holdings	1,255	87,222
LHC Group, Inc.	1,664	47,391
Life Sciences Research, Inc.	2,113	73,955
LifePoint Hospitals, Inc.	2,073	66,626
Ligand Pharmaceuticals, Inc. - Class B	3,266	9,635
Lincare Holdings, Inc.	2,796	84,132
Luminex Corp.	2,561	64,051
Magellan Health Services, Inc.	1,579	64,834
Meda AB	12,285	117,992
Medarex, Inc.	7,809	50,524
Medcath Corp.	1,825	32,704
Medco Health Solutions, Inc.	2,725	122,625
Mentor Corp.	5,887	140,464
Merck & Co., Inc.	6,359	200,690
Merck KGAA	802	85,116
Meridian Bioscience, Inc.	1,335	38,768
Merit Medical Systems, Inc.	4,775	89,627
Millipore Corp.	1,871	128,725
Molina Healthcare, Inc.	2,548	78,988
Momenta Pharmaceuticals, Inc.	2,290	30,022
Mylan, Inc.	11,936	136,309
Nabi Biopharmaceuticals	3,261	15,196
National Healthcare Corp.	1,132	53,340
Nektar Therapeutics	5,688	20,420
Neogen Corp.	2,462	69,379
NitroMed, Inc.	36	17
Novartis AG - ADR	7,683	405,970
Noven Pharmaceuticals, Inc.	1,527	17,835
Novo Nordisk A/S - B Shares	2,293	117,230
Novo-Nordisk A/S	42	2,148
NPS Pharmaceuticals, Inc.	2,824	20,163
Odyssey HealthCare, Inc.	2,975	30,196
Omnicell, Inc.	5,237	68,867
OncoGenex Pharmaceuticals, Inc.	1	3
Opko Health, Inc.	22,233	38,908
Orexigen Therapeutics, Inc.	445	4,802
OSI Pharmaceuticals, Inc.	3,586	176,754
Pain Therapeutics, Inc.	2,527	24,689
Palomar Medical Technologies, Inc.	3,061	41,201
Par Pharmaceutical Cos., Inc.	4,071	50,033
Parexel International Corp.	2,050	58,753
Patterson Cos., Inc.	4,040	122,856
PDL BioPharma, Inc.	58,214	541,972
Pediatrix Medical Group, Inc.	1,777	95,816
Perrigo Co.	3,610	138,841
Pfizer, Inc.	19,838	365,813
Pharmaceutical Product Development, Inc.	1,319	54,541
PharMerica Corp.	2,839	63,849
Pozen, Inc.	1,834	19,275
PSS World Medical, Inc.	2,036	39,702
Psychiatric Solutions, Inc.	2,025	76,849
Qiagen NV	6,712	132,428
QLT, Inc.	4,617	15,051
Questcor Pharmaceuticals, Inc.	7,694	56,551
Quidel Corp.	5,391	88,466
Regeneron Pharmaceuticals, Inc.	4,852	105,919
RehabCare Group, Inc.	1,663	30,100
Res-Care, Inc.	2,701	48,996
Resmed, Inc.	2,540	109,220
Salix Pharmaceuticals Ltd.	3,088	19,794
Sangamo Biosciences, Inc.	2,885	22,214
Sanofi-Aventis Pakistan Ltd.	4,749	311,161
Savient Pharmaceuticals, Inc.	3,482	51,917
Schering AG	98	13,656
Schering-Plough Corp.	4,761	87,936
Sequenom, Inc.	5	133
Skilled Healthcare Group, Inc. - Class A	3,461	54,995
Smith & Nephew PLC	12,272	128,947
STERIS Corp.	1,968	73,957
Sucampo Pharmaceuticals, Inc. - Class A	5,032	42,923
Sun Healthcare Group, Inc.	4,032	59,109
Sunrise Senior Living, Inc.	2,812	38,777
SurModics, Inc.	3,002	94,533
Synta Pharmaceuticals Corp.	2,008	15,301
Synthes, Inc.	1,312	179,838
Tenet Healthcare Corp.	18,539	102,891
Theravance, Inc.	3,613	45,018
Thermo Fisher Scientific, Inc.	1,880	103,400
Threshold Pharmaceuticals, Inc.	1	1
TomoTherapy, Inc.	8,789	40,254
UnitedHealth Group, Inc.	6,733	170,951
Universal American Corp.	6,485	79,052
Universal Health Services, Inc. - Class B	1,946	109,034
Valeant Pharmaceuticals International	3,378	69,148
Varian, Inc.	996	42,728
Viropharma, Inc.	4,147	54,409
Vital Signs, Inc.	2,248	166,127
Volcano Corp.	7,842	135,588
Warner Chilcott Ltd. - Class A	9,575	144,774
Watson Pharmaceuticals, Inc.	4,284	122,094
WellCare Health Plans, Inc.	1,669	60,084
WellPoint, Inc.	2,768	129,459
West Pharmaceutical Services, Inc.	1,075	52,481
Wyeth	3,884	143,475
XenoPort, Inc.	193	9,359
XOMA Ltd.	8,433	17,709
Zymogenetics, Inc.	4,178	27,825
		17,085,389
CONTINGENT VALUE RIGHTS
Fresenius Kabi Pharmaceuticals Holding, Inc.	7,261	4,720
Total Securities Sold Short (Proceeds $19,525,825)		$17,090,109

Footnotes

ADR	American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 21,855,810	$ 16,198,569
Level 2 - Other significant observable inputs	1,828,334	891,540
Level 3 - Significant unobservable inputs	—	—
Total	$ 23,684,144	$ 17,090,109

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.88%
Air Freight & Logistics - 0.42%
TNT NV (c)	4,600	$126,279
Auto Components - 0.48%
Valeo SA (c)	4,839	144,762
Automobiles - 0.75%
Daihatsu Motor Co. Ltd. (c)	21,000	225,095
Beverages - 1.00%
Britvic PLC (c)	47,478	171,138
Coca-Cola Hellenic Bottling Co. SA (c)	6,000	128,729
Total Beverages		299,867

Biotechnology - 0.46%
CSL Ltd. (c)	4,635	136,623
Capital Markets - 1.56%
ICAP PLC (c)	23,100	145,792
Man Group PLC (c)	40,100	240,074
Tullett Prebon PLC (c)	16,400	79,889
Total Capital Markets		465,755

Chemicals - 4.09%
BASF SE - ADR (c)	3,900	187,188
Hitachi Chemical Co. Ltd. (c)	14,600	191,500
Innospec, Inc. (c)	9,900	119,394
Johnson Matthey PLC (c)	4,800	115,204
Lanxess AG (c)	7,600	207,138
Nova Chemicals Corp. (c)	6,000	135,600
Umicore (c)	4,100	124,588
Yara International ASA (c)	4,200	145,125
Total Chemicals		1,225,737

Commercial Banks - 1.72%
Mitsubishi UFJ Financial Group, Inc. (c)	5,600	47,020
Royal Bank Of Canada (c)	2,800	132,864
Standard Chartered PLC (c)	5,200	124,342
Svenska Handelsbanken AB - A Shares (c)	9,600	210,751
Total Commercial Banks		514,977

Commercial Services & Supplies - 1.06%
Asahi Pretec Corp. (c)	6,300	119,360
Davis Service Group PLC (c)	41,800	199,346
Total Commercial Services & Supplies		318,706

Construction & Engineering - 1.98%
Bilfinger Berger AG (c)	3,846	198,492
Bouygues (c)	3,200	143,032
Chicago Bridge & Iron Co. NV (c)	8,700	167,388
Hochtief AG (c)	1,800	84,814
Total Construction & Engineering		593,726

Consumer Finance - 1.57%
Acom Co. Ltd. (c)	10,230	345,312
Promise Co. Ltd. (c)	6,650	125,991
Total Consumer Finance		471,303

Distributors - 0.26%
Medion AG (c)	6,900	77,128
Diversified Financial Services - 0.48%
Remgro Ltd. (c)	6,300	144,495
Diversified Telecommunication Services - 0.86%
China Telecom Corp Ltd. - ADR (c)	3,200	130,880
Tele2 AB - B Shares (c)	11,200	125,769
Total Diversified Telecommunication Services		256,649

Electrical Equipment - 1.04%
Bekaert SA (c)	1,100	145,496
Renewable Energy Corp. AS (a)(c)	9,200	165,210
Total Electrical Equipment		310,706

Electronic Equipment, Instruments & Components - 0.58%
Hosiden Corp. (c)	12,500	174,181
Energy Equipment & Services - 0.28%
Precision Drilling Trust (c)	5,100	84,507
Food & Staples Retailing - 1.09%
Colruyt SA (c)	580	144,475
Jeronimo Martins SGPS SA (c)	21,500	181,606
Total Food & Staples Retailing		326,081

Food Products - 2.43%
Cadbury PLC - ADR (c)	5,300	216,982
Itoham Foods, Inc. (c)	32,000	147,130
Nippon Meat Packers, Inc. (c)	15,000	223,403
Suedzucker AG (c)	9,700	140,653
Total Food Products		728,168

Health Care Providers & Services - 0.57%
Suzuken Co. Ltd. (c)	5,700	172,037
Hotels, Restaurants & Leisure - 1.94%
Compass Group PLC (c)	24,100	147,390
Enterprise Inns PLC (c)	40,530	128,620
Kuoni Reisen Holding AG (c)	289	110,541
OPAP SA (c)	4,900	149,139
Punch Taverns PLC (c)	19,470	46,730
Total Hotels, Restaurants & Leisure		582,420

Household Products - 0.40%
Reckitt Benck Group PLC (c)	2,500	120,493
Independent Power Producers & Energy Traders - 0.87%
International Power PLC (c)	40,600	261,112
Industrial Conglomerates - 0.75%
Barloworld Ltd. (c)	29,000	225,797
Insurance - 0.74%
Beazley Group PLC (c)	71,300	148,943
Millea Holdings, Inc. (c)	2,100	73,847
Total Insurance		222,790

Internet Software & Services - 0.15%
Opera Software SA (a)(c)	16,250	43,426
Leisure Equipment & Products - 0.40%
Noritsu Koki Co. Ltd. (c)	8,600	105,767
Shimano, Inc. (c)	400	13,577
Total Leisure Equipment & Products		119,344

Machinery - 2.99%
Atlas Copco AB - B Shares (c)	20,800	206,534
CNH Global NV (c)	6,200	136,648
Demag Cranes AG (c)	3,000	117,537
Hexagon AB - B Shares	12,900	144,859
Scania AB - B Shares	8,500	102,816
Vallourec	880	187,142
Total Machinery		895,536

Marine - 1.02%
China COSCO Holdings Co. Ltd. - H Shares	178,000	157,487
Excel Maritime Carriers Ltd.	4,600	69,368
Navios Maritime Holdings Inc.	15,400	78,694
Total Marine		305,549

Media - 1.12%
Thomson Reuters PLC	5,700	125,759
Zon Multimedia Servicos de Telcomunicacoes	28,800	210,426
Total Media		336,185

Metals & Mining - 9.63%
Aquarius Platinum Ltd.	15,000	73,403
BlueScope Steel Ltd.	30,587	176,935
Fortescue Metals Group Ltd. (a)	24,100	88,750
Gerdau Ameristeel Corp.	17,400	171,216
Grupo Simec SAB de CV - ADR (a)	7,100	63,048
Industrias Penoles SAB de CV	5,500	65,558
Kazakhmys PLC	13,800	142,298
Lundin Mining Corp. (US Dollars)(a)	14,800	44,104
Lundin Mining Corp. (Canadian Dollars)(a)	43,400	128,864
Mount Gibson Iron Ltd. (a)	102,900	133,360
Nippon Denko Co. Ltd.	25,000	151,615
Nippon Steel Corp.	19,000	69,136
Nisshin Steel Co. Ltd.	22,000	41,371
Norddt Affinerie AG	3,400	142,829
Norsk Hydro ASA	27,700	182,704
North American Palladium Ltd. (a)	29,600	62,752
Outokumpu OYJ	4,900	76,294
Panoramic Resources Ltd.	111,400	129,410
Rautaruukki OYJ	6,400	125,418
Salzgitter AG	1,983	197,538
Straits Resources Ltd.	31,300	60,106
Ternium SA - ADR	10,000	176,400
Toho Zinc Co. Ltd.	31,000	81,905
Voestalpine AG	5,600	171,470
Xstrata PLC	4,200	128,132
Total Metals & Mining		2,884,616

Multiline Retail - 1.30%
Arcandor AG (a)	37,900	124,318
The Daiei, Inc. (a)	12,800	65,472
Marks & Spencer Group PLC	55,400	198,462
Total Multiline Retail		388,252

Multi-Utilities - 0.71%
United Utilities Group PLC	17,300	213,759
Office Electronics - 0.58%
Canon, Inc.	4,800	172,404
Oil, Gas & Consumable Fuels - 0.40%
OMV AG	2,900	119,743

Paper & Forest Products - 0.75%
AbitibiBowater, Inc. (a)	32,700	126,549
Sappi Ltd.	10,100	97,537
Total Paper & Forest Products		224,086

Pharmaceuticals - 1.31%
AstraZeneca PLC - ADR	2,700	118,476
Novo-Nordisk A/S - B Shares	2,346	119,956
Stada Arzneimittel AG	3,900	155,269
Total Pharmaceuticals		393,701

Real Estate Investment Trusts - 0.54%
Vastned Retail NV	2,300	160,763
Real Estate Management & Development - 0.61%
Pirelli & C Real Estate SpA	8,689	109,846
PSP Swiss Property AG	1,281	73,895
Total Real Estate Management & Development		183,741

Road & Rail - 0.45%
Go-Ahead Group PLC	4,600	135,183
Semiconductors & Semiconductor Equipment - 0.38%
Aixtron AG	19,400	112,522
Software - 0.66%
Misys PLC	92,077	198,893
Specialty Retail - 0.59%
Game Group PLC	48,225	175,760
Specialty Retailing - 0.24%
Praktiker Bau-und Heimwerkermaerkt	7,978	72,892
Trading Companies & Distributors - 2.23%
Itochu Corp.	22,000	128,663
Kloeckner & Co. SE	7,788	176,190
Marubeni Corp.	33,000	145,212
Mitsui & Co. Ltd.	18,000	216,295
Total Trading Companies & Distributors		666,360

Transportation Infrastructure - 0.44%
GPE Eurotunnel SA (a)	11,200	131,499
TOTAL COMMON STOCKS (Cost $21,559,141)		$16,143,608

PREFERRED STOCKS - 1.43%
Chemicals - 0.43%
Braskem S A	11,900	130,186
Commercial Banks - 0.67%
Uniao de Bancos Brasileiros SA	2,000	201,840
Diversified Telecommunication Services - 0.33%
Tele Norte Leste Participacoes SA	5,600	97,776
TOTAL PREFERRED STOCKS (Cost $523,927)		$429,802

	Principal
	Amount
REPURCHASE AGREEMENTS - 29.88%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $8,949,614 (b)(c)	$8,949,390	8,949,390
TOTAL REPURCHASE AGREEMENTS (Cost $8,949,390)		$8,949,390

Total Investments (Cost $31,032,458)(d) - 85.19%		$25,522,800
Other Assets in Excess of Liabilities - 14.81%		4,424,958
TOTAL NET ASSETS - 100.00%		$29,947,758

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$31,491,355
Gross unrealized appreciation	166,400
Gross unrealized depreciation	(6,134,955)
Net unrealized depreciation	($5,968,555)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

	Shares	Value
Agnico-Eagle Mines Ltd.	3,400	$187,238
Air Liquide	3,100	337,852
Ajinomoto Co, Inc.	27,000	253,613
Aker Solutions ASA	13,401	213,049
Altana AG	13,000	191,432
Aluminum Corp. of China Ltd. - ADR	9,600	145,440
America Movil SAB de CV - Series L - ADR	5,000	231,800
April Group	3,200	157,808
Aristocrat Leisure Ltd.	31,772	162,197
Australia & New Zealand Banking Group Ltd.	12,277	181,911
BHP Billiton PLC - ADR	1,800	82,638
Billabong International Ltd.	27,512	297,857
BKW FMB Energie AG	1,300	132,983
Bourbon SA	2,800	137,728
Canadian National Railway Co.	1,700	81,311
Carlsberg A/S - B Shares	4,300	322,906
Ceragon Networks Ltd.	18,400	135,976
Chiyoda Corp.	8,000	56,866
Christian Dior SA	4,700	351,145
Cia Vale do Rio Doce - ADR	10,200	195,330
Cie Generale de Geophysique-Verita - ADR	11,700	371,943
Cochlear Ltd.	5,521	258,725
Core Laboratories NV	1,300	131,716
Deutsche Post AG	5,300	110,278
EDF Energies Nouvelles SA	2,396	117,990
Eisai Co. Ltd.	7,800	299,958
Electrolux AB - Series B	27,900	321,359
Experian PLC	31,400	205,154
Fairfax Media Ltd.	62,769	130,953
Focus Media Holding Ltd. - ADR	5,400	153,954
Fonciere Des Regions	1,478	152,517
Fresenius Medical Care AG & Co. KGaA - ADR	2,800	145,432
Fushi Copperweld, Inc.	2,600	25,194
Gammon Gold, Inc.	17,900	132,460
Gildan Activewar, Inc.	10,000	222,222
Givaudan SA	395	326,941
Grupo Aeroportuario del Pacifico SA de CV - ADR	6,700	171,252
Grupo Aeroportuario del Sureste SA de CV - ADR	3,100	153,946
Harmony Gold Mining Co. Ltd. - ADR	18,600	180,048
Hikma Pharmaceuticals PLC	39,100	278,228
Holmen AB - B Shares	11,000	352,696
Imperial Energy Corp. PLC	9,700	175,382
Ingenico	6,500	161,692
Inmarsat PLC	28,000	240,809
Japan Tobacco, Inc.	50	185,229
John Wood Group PLC	12,400	74,623
Kagara Ltd.	79,100	173,150
Kansai Paint Co. Ltd.	23,000	139,918
Kyowa Hakko Kogyo Co. Ltd.	19,000	195,440
Luxottica Group SpA	6,500	147,509
Mindray Medical Intl Ltd - ADR	3,200	107,936
MTN Group Ltd.	17,700	245,715
Murata Manufacturing Co. Ltd.	3,100	121,546
NGK Spark Plug Co. Ltd.	19,000	181,505
Parmalat SpA	46,400	108,434
Premiere AG	12,900	171,617
Q-Cells AG	2,100	173,214
Randstad Holding NV	10,400	270,201
Reed Elsevier NV	15,200	225,305
Remy Cointreau SA	3,100	144,803
Safran SA	13,600	235,496
Seadrill Ltd.	9,700	197,304
Secom Co. Ltd.	4,600	188,143
Shaw Communications, Inc. - Class B	5,700	115,881
Sino Gold Mining Ltd.	1,656	5,470
SK Telecom Co. Ltd. - ADR	7,700	144,914
Softbank Corp.	26,400	333,367
Solvay SA	2,900	352,329
Straumann Holding AG	1,160	317,808
Symrise AG	14,600	246,646
Syngenta AG - ADR	5,800	245,456
Takata Corp.	10,700	143,364
Teijin Ltd.	53,600	157,239
Telefonos de Mexico SA de CV - ADR	11,300	290,975
Tokyo Electron Ltd.	4,000	175,262
Tokyu Corp.	41,000	191,980
TonenGeneral Sekiyu KK	38,000	308,345
Toyota Motor Corp. - ADR	2,900	248,820
Transurban Group	40,578	178,933
TUI Travel PLC	63,000	241,369
UniCredito SpA	36,642	133,991
VistaPrint Ltd.	2,500	82,100
Wacker Chemie AG	1,200	169,527
Yamaha Motor Co. Ltd.	13,800	183,862
Yamaha Corp.	14,300	240,272
Yamana Gold, Inc.	23,300	191,567
Total Securities Sold Short (Proceeds $19,894,611)		$16,664,494

Footnotes

ADR	American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 15,525,443	$ 15,044,001
Level 2 - Other significant observable inputs	9,997,357	1,620,493
Level 3 - Significant unobservable inputs	—	—
Total	$ 25,522,800	$ 16,664,494

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - Momentum-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.47%
Aerospace & Defense - 0.79%
Argon ST, Inc. (a)(c)	6,668	$156,631
DynCorp International, Inc. - Class A (a)(c)	9,077	152,130
GenCorp, Inc. (a)(c)	23,021	155,162
LMI Aerospace, Inc. (a)(c)	4,626	93,029
Total Aerospace & Defense		556,952

Air Freight & Logistics - 0.16%
Pacer International, Inc. (c)	6,795	111,914
Airlines - 0.09%
Republic Airways Holdings, Inc. (a)(c)	5,913	60,254
Auto Components - 0.35%
ArvinMeritor, Inc. (c)	10,588	138,067
Spartan Motors, Inc. (c)	24,142	76,772
Stoneridge, Inc. (a)(c)	3,131	35,224
Total Auto Components		250,063

Biotechnology - 1.70%
Celgene Corp. (a)(c)	6,600	417,648
Emergent Biosolutions, Inc. (a)(c)	11,790	154,331
Martek Biosciences Corp. (a)(c)	4,884	153,455
Vertex Pharmaceuticals, Inc. (a)(c)	14,400	478,656
Total Biotechnology		1,204,090

Building Products - 0.61%
Gibraltar Industries, Inc. (c)	9,657	180,682
Insteel Industries, Inc. (c)	6,731	91,474
NCI Building Systems, Inc. (a)(c)	5,090	161,608
Total Building Products		433,764

Capital Markets - 2.15%
Calamos Asset Management, Inc. - Class A (c)	1,577	28,260
Knight Capital Group, Inc. - Class A (a)(c)	6,723	99,904
LaBranche & Co, Inc. (a)(c)	9,419	42,385
Northern Trust Corp. (c)	6,200	447,640
Penson Worldwide, Inc. (a)(c)	5,113	70,917
T. Rowe Price Group, Inc. (c)	8,100	435,051
Waddell & Reed Financial, Inc. - Class A (c)	16,100	398,475
Total Capital Markets		1,522,632

Chemicals - 1.68%
Air Products & Chemicals, Inc. (c)	4,500	308,205
CF Industries Holdings, Inc. (c)	3,100	283,526
Chemtura Corp. (c)	25,180	114,821
Ferro Corp. (c)	2,411	48,461
LSB Industries, Inc. (a)(c)	4,061	56,245
Praxair, Inc. (c)	5,300	380,222
Total Chemicals		1,191,480

Commercial Banks - 3.07%
Arrow Financial Corp. (c)	4,031	118,552
BancorpSouth, Inc. (c)	449	12,630
Camden National Corp. (c)	2,709	94,679
Community Bank System, Inc. (c)	4,123	103,693
Financial Institutions, Inc. (c)	2,538	50,785
First Financial Bancorp (c)	6,253	91,294
First Merchants Corp. (c)	4,467	101,848
Glacier Bancorp, Inc. (c)	2,071	51,299
Independent Bank Corp. (c)	11,042	68,350
International Bancshares Corp. (c)	2,920	78,840
Investors Bancorp, Inc. (a)(c)	6,360	95,718
National Penn Bancshares, Inc. (c)	12,568	183,493
Oriental Financial Group, Inc. (c)	12,381	221,125
Renasant Corp. (c)	4,104	89,098
Smithtown Bancorp, Inc. (c)	5,050	113,625
Sterling Bancorp (c)	4,421	63,928
Washington Trust Bancorp, Inc. (c)	2,346	62,403
Westamerica Bancorporation (c)	10,000	575,300
Total Commercial Banks		2,176,660

Commercial Services & Supplies - 2.23%
Comfort Systems USA, Inc. (c)	7,380	98,597
Copart, Inc. (a)(c)	11,100	421,800
Covanta Holding Corp. (a)(c)	14,900	356,706
Herman Miller, Inc. (c)	2,313	56,599
Knoll, Inc. (c)	4,007	60,586
M&F Worldwide Corp. (a)(c)	6,369	254,760
McGrath Rentcorp (c)	2,915	84,010
Standard Parking Corp. (a)(c)	6,652	147,807
Viad Corp. (c)	2,802	80,670
Waste Services, Inc. (a)(c)	2,798	20,733
Total Commercial Services & Supplies		1,582,268

Communications Equipment - 1.69%
Adtran, Inc. (c)	10,502	204,684
Avocent Corp. (a)(c)	7,350	150,381
Cogo Group, Inc. (a)(c)	10,072	53,079
F5 Networks, Inc. (a)(c)	15,200	355,376
PC-Tel, Inc. (c)	24,229	225,814
Plantronics, Inc. (c)	1,896	42,698
Tekelec (a)(c)	11,544	161,501
Total Communications Equipment		1,193,533

Computers & Peripherals - 1.18%
Adaptec, Inc. (a)(c)	63,636	208,726
Imation Corp. (c)	13,103	295,997
Super Micro Computer, Inc. (a)(c)	3,065	27,616
Western Digital Corp. (a)(c)	14,300	304,876
Total Computers & Peripherals		837,215

Construction & Engineering - 1.11%
Fluor Corp. (c)	7,000	389,900
Jacobs Engineering Group, Inc. (a)(c)	6,100	331,291
Sterling Construction Co., Inc. (a)(c)	3,866	62,629
Total Construction & Engineering		783,820

Consumer Finance - 0.17%
Nelnet, Inc. - Class A (c)	8,405	119,351
Diversified Consumer Services - 2.19%
Corinthian Colleges, Inc. (a)(c)	4,079	61,185
DeVry, Inc. (c)	9,700	480,538
ITT Educational Services, Inc. (a)(c)	4,400	356,004
Regis Corp. (c)	3,341	91,878
Strayer Education, Inc. (c)	2,800	560,728
Total Diversified Consumer Services		1,550,333

Diversified Financial Services - 0.28%
Encore Capital Group, Inc. (a)(c)	14,549	199,321

Diversified Telecommunication Services - 0.59%
Cincinnati Bell, Inc. (a)(c)	70,348	217,375
PS Business Parks, Inc. (c)	3,448	198,605
Total Diversified Telecommunication Services		415,980

Electric Utilities - 0.80%
El Paso Electric Co. (a)(c)	13,540	284,340
Idacorp, Inc. (c)	4,305	125,232
UIL Holdings Corp. (c)	4,618	158,536
Total Electric Utilities		568,108

Electrical Equipment - 0.93%
Baldor Electric Co. (c)	2,109	60,760
Coleman Cable, Inc. (a)(c)	4,466	44,794
First Solar, Inc. (a)(c)	2,100	396,711
Franklin Electric Co., Inc. (c)	2,169	96,629
Ultralife Corp. (a)(c)	7,908	61,287
Total Electrical Equipment		660,181

Electronic Equipment, Instruments & Components - 2.77%
Amphenol Corp. - Class A (c)	11,600	465,624
Benchmark Electronics, Inc. (a)(c)	15,435	217,325
Cognex Corp. (c)	10,366	208,978
CTS Corp. (c)	6,211	79,377
Daktronics, Inc. (c)	8,295	138,195
Keithley Instruments, Inc. (c)	30,061	251,610
LeCroy Corp. (a)(c)	7,196	55,337
Methode Electronics, Inc. (c)	18,807	168,135
Radisys Corp. (a)(c)	12,213	105,032
Sanmina-SCI Corporation (a)(c)	83,272	116,581
TTM Technologies, Inc. (a)(c)	15,327	152,044
Total Electronic Equipment, Instruments & Components		1,958,238

Energy Equipment & Services - 1.89%
Boots & Coots International Control, Inc. (a)(c)	50,053	96,602
Diamond Offshore Drilling. Inc. (c)	3,600	371,016
ENGlobal Corp. (a)(c)	326	4,326
FMC Technologies, Inc. (a)(c)	6,400	297,920
IHS, Inc. - Class A (a)(c)	7,100	338,244
Mitcham Industries, Inc. (a)(c)	1,803	18,192
Newpark Resources (a)(c)	11,947	87,213
Tesco Corp. (a)(c)	1,441	30,175
Tetra Technologies, Inc. (a)(c)	6,807	94,277
Total Energy Equipment & Services		1,337,965

Food & Staples Retailing - 0.82%
The Andersons, Inc. (c)	2,306	81,217
The Kroger Co. (c)	16,700	458,916
Spartan Stores, Inc. (c)	1,693	42,122
Total Food & Staples Retailing		582,255

Food Products - 2.23%
Chiquita Brands International, Inc. (a)(c)	1,556	24,600
Del Monte Foods Co. (c)	31,159	243,040
Diamond Foods, Inc. (c)	630	17,659
General Mills, Inc. (c)	9,000	618,480
HJ Heinz Co. (c)	9,600	479,712
Overhill Farms, Inc. (a)(c)	18,610	95,842
TreeHouse Foods, Inc. (a)(c)	3,301	98,040
Total Food Products		1,577,373

Health Care Equipment & Supplies - 2.72%
Cardiac Science Corp. (a)(c)	12,100	125,356
CR Bard, Inc. (c)	4,600	436,402
Edwards Lifesciences Corp. (a)(c)	7,500	433,200
Intuitive Surgical, Inc. (a)(c)	1,700	409,666
Merit Medical Systems, Inc. (a)(c)	605	11,356
Quidel Corp. (a)(c)	10,767	176,687
Somanetics Corp. (a)(c)	2,212	48,376
STERIS Corp. (c)	7,603	285,721
Total Health Care Equipment & Supplies		1,926,764

Health Care Providers & Services - 3.02%
Allion Healthcare, Inc. (a)(c)	16,051	95,504
AMN Healthcare Services, Inc. (a)(c)	4,824	84,758
BioScrip, Inc. (a)(c)	5,502	16,396
Capital Senior Living Corp. (a)(c)	32,240	245,024
Centene Corp. (a)(c)	2,844	58,330
Cross Country Healthcare, Inc. (a)(c)	12,732	207,404
The Ensign Group, Inc. (c)	4,527	77,366
Express Scripts, Inc. (a)(c)	7,200	531,504
Healthspring, Inc. (a)(c)	9,544	201,951
Healthways, Inc. (a)(c)	6,196	99,942
Kindred Healthcare, Inc. (a)(c)	5,792	159,685
LifePoint Hospitals, Inc. (a)(c)	6,045	194,286
PSS World Medical, Inc. (a)(c)	8,575	167,213
Total Health Care Providers & Services		2,139,363

Health Care Technology - 0.20%
Icad, Inc. (a)(c)	45,422	144,896
Hotels, Restaurants & Leisure - 3.98%
Bob Evans Farms, Inc. (c)	2,916	79,578
Brinker International, Inc. (c)	20,100	359,589
Burger King Holdings, Inc. (c)	19,650	482,604
CEC Entertainment, Inc. (a)(c)	4,129	137,083
CKE Restaurants, Inc. (c)	8,510	90,206
Einstein Noah Restaurant Group, Inc. (a)(c)	6,522	65,742
Panera Bread Co. - Class A (a)(c)	10,600	539,540
Papa John's International, Inc. (a)(c)	2,026	55,026
Peet's Coffee & Tea, Inc. (a)(c)	3,710	103,583
Scientific Games Corp. - Class A (a)(c)	17,500	402,850
Shuffle Master, Inc. (a)(c)	14,761	75,133
Town Sports International Holdings, Inc. (a)(c)	5,861	35,752
Yum! Brands, Inc. (c)	12,000	391,320
Total Hotels, Restaurants & Leisure		2,818,006

Household Durables - 0.55%
Tupperware Brands Corp. (c)	14,000	386,820
Household Products - 0.20%
Central Garden & Pet Co. - Class A (a)(c)	23,892	142,157
Industrial Conglomerates - 0.31%
Standex International Corp. (c)	5,228	145,077
Tredegar Corp. (c)	4,153	73,882
Total Industrial Conglomerates		218,959

Insurance - 1.11%
American Equity Investment Life Holding Co. (c)	12,807	96,053
Conseco, Inc. (a)(c)	25,472	89,662
Hallmark Financial Services, Inc. (a)(c)	8,925	81,128
Meadowbrook Insurance Group, Inc. (c)	14,514	102,469
PMA Capital Corp. - Class A (a)(c)	27,798	245,178
Tower Group, Inc. (c)	7,140	168,218
Total Insurance		782,708

Internet & Catalog Retail - 1.10%
NetFlix, Inc. (a)(c)	15,700	484,816
priceline.com, Inc. (a)(c)	4,300	294,249
Total Internet & Catalog Retail		779,065

Internet Software & Services - 1.14%
Earthlink, Inc. (a)(c)	13,473	114,521
Interwoven, Inc. (a)(c)	1,254	17,706
Liquidity Services, Inc. (a)(c)	19,964	216,609
Sohu.com, Inc. (a)(c)	6,700	373,525
SonicWALL, Inc. (a)(c)	6,215	32,567
United Online, Inc. (c)	2,329	21,916
Website Pros, Inc. (a)(c)	5,407	29,198
Total Internet Software & Services		806,042

IT Services - 3.54%
Accenture Ltd. - Class A (c)	11,500	437,000
Ciber, Inc. (a)(c)	10,228	71,494
Convergys Corp. (a)(c)	4,020	59,416
CSG Systems International, Inc. (a)(c)	9,694	169,936
Gartner, Inc. (a)(c)	23,600	535,248
Global Cash Access Holdings, Inc. (a)(c)	19,341	97,865
Global Payments, Inc. (c)	10,700	480,002
iGate Corp. (a)(c)	5,452	47,269
Mastech Holdings, Inc. (a)(c)	423	3,215
Ness Technologies, Inc. (a)(c)	17,488	200,587
Perot Systems Corp. - Class A (a)(c)	7,107	123,306
Sapient Corp. (a)(c)	24,178	179,643
TeleTech Holdings, Inc. (a)(c)	8,265	102,817
Total IT Services		2,507,798

Leisure Equipment & Products - 0.77%
Hasbro, Inc. (c)	14,100	489,552
Polaris Industries, Inc. (c)	1,262	57,408
Total Leisure Equipment & Products		546,960

Life Sciences Tools & Services - 2.16%
Covance, Inc. (a)(c)	5,900	521,619
eResearch Technology, Inc. (a)(c)	7,588	90,373
Illumina, Inc. (a)(c)	10,800	437,724
Pharmaceutical Product Development, Inc. (c)	11,600	479,660
Total Life Sciences Tools & Services		1,529,376

Machinery - 4.93%
Alamo Group, Inc. (c)	3,573	60,920
American Railcar Industries, Inc. (c)	12,220	196,009
Barnes Group, Inc. (c)	973	19,674
Bucyrus International, Inc. (c)	7,700	344,036
Cummins, Inc. (c)	9,600	419,712
Flow International Corp. (a)(c)	21,072	107,046
Flowserve Corp. (c)	5,300	470,481
Joy Global, Inc. (c)	6,300	284,382
Lydall, Inc. (a)(c)	11,420	109,974
NN, Inc. (c)	17,211	221,161
Nordson Corp. (c)	6,900	338,859
SPX Corp. (c)	3,900	300,300
Twin Disc, Inc. (c)	4,586	63,103
Wabtec Corp. (c)	7,800	399,594
Watts Water Technologies, Inc. - Class A (c)	5,779	158,056
Total Machinery		3,493,307

Media - 3.01%
The DIRECTV Group Inc. (a)(c)	18,200	476,294
Entravision Communications Corp. - Class A (a)(c)	35,784	96,259
Harte-Hanks, Inc. (c)	10,701	110,969
John Wiley & Sons, Inc. - Class A (c)	12,200	493,490
Journal Communications, Inc. - Class A (c)	12,225	59,658
Lin TV Corp. - Class A (a)(c)	25,559	131,884
Lions Gate Entertainment Corp. (a)(c)	15,590	141,869
Marvel Entertainment, Inc. (a)(c)	15,600	532,584
Saga Communications, Inc. - Class A (a)(c)	6,050	34,485
Valassis Communications, Inc. (a)(c)	6,431	55,693
Total Media		2,133,185

Metals & Mining - 0.43%
AK Steel Holding Corp. (c)	7,200	186,624
Worthington Industries Inc. (c)	7,737	115,591
Total Metals & Mining		302,215

Multiline Retail - 0.61%
Big Lots, Inc. (a)(c)	15,400	428,582
Multi-Utilities - 0.30%
Avista Corp. (c)	9,869	214,256
Oil, Gas & Consumable Fuels - 3.43%
Approach Resources, Inc. (a)(c)	2,459	35,557
Arch Coal, Inc. (c)	7,900	259,831
Consol Energy, Inc. (c)	5,100	234,039
Denbury Resources, Inc. (a)(c)	13,400	255,136
Energy Partners Ltd. (a)(c)	4,598	39,865
Frontline Ltd. (c)	8,000	384,560
Gulfport Energy Corp. (a)(c)	1,980	19,899
Meridian Resource Corp. (a)(c)	30,910	56,874
NGAS Resources, Inc. (a)(c)	10,099	47,970
Panhandle Oil and Gas, Inc. - Class A (c)	3,186	91,215
Parallel Petroleum Corp. (a)(c)	1,202	11,323
Peabody Energy Corp. (c)	6,900	310,500
Rosetta Resources, Inc. (a)(c)	9,852	180,883
Stone Energy Corp. (a)(c)	2,247	95,116
TXCO Resources, Inc. (a)(c)	3,280	32,931
Walter Industries, Inc. (c)	5,500	260,975
Warren Resources, Inc. (a)(c)	10,950	109,281
Total Oil, Gas & Consumable Fuels		2,425,955

Paper & Forest Products - 0.10%
Glatfelter (c)	5,196	70,354
Personal Products - 1.03%
The Estee Lauder Cos., Inc. - Class A (c)	11,900	593,929
Nu Skin Enterprises, Inc. - Class A (c)	2,211	35,862
Prestige Brands Holdings, Inc. (a)(c)	11,503	102,147
Total Personal Products		731,938

Pharmaceuticals - 1.06%
KV Pharmaceutical Co. (a)(c)	2,911	66,109
Perrigo Co. (c)	3,146	120,995
Valeant Pharmaceuticals International (a)(c)	27,600	564,972
Total Pharmaceuticals		752,076

Professional Services - 1.22%
FTI Consulting, Inc. (a)(c)	7,100	512,904
Hudson Highland Group, Inc. (a)(c)	4,007	27,849
MPS Group, Inc. (a)(c)	10,058	101,385
Navigant Consulting, Inc. (a)(c)	4,898	97,421
On Assignment, Inc. (a)(c)	10,163	80,084
VSE Corp. (c)	1,405	47,391
Total Professional Services		867,034

Real Estate Investment Trusts - 3.04%
Cedar Shopping Centers, Inc. (c)	4,506	59,569
DiamondRock Hospitality Co. (c)	17,978	163,600
Equity Lifestyle Properties, Inc. (c)	5,086	269,711
Franklin Street Properties Corp. (c)	7,615	98,995
Home Properties, Inc. (c)	992	57,486
Medical Properties Trust, Inc. (c)	17,975	204,016
MFA Mortgage Investments, Inc. (c)	25,394	165,061
National Health Investors, Inc. (c)	1,877	64,156
Plum Creek Timber Co., Inc. (c)	12,400	618,264
Ventas, Inc. (c)	9,100	449,722
Total Real Estate Investment Trusts		2,150,580

Semiconductors & Semiconductor Equipment - 3.38%
Altera Corp. (c)	20,000	413,600
Amkor Technology, Inc. (a)(c)	22,783	145,128
Broadcom Corp. - Class A (a)	18,900	352,107
Eagle Test Systems, Inc. (a)	3,890	59,556
Integrated Device Technology, Inc. (a)	23,515	182,947
IXYS Corp. (a)	4,255	38,678
PMC -Sierra, Inc. (a)	5,274	39,133
Silicon Image, Inc. (a)	19,070	101,834
Silicon Laboratories, Inc. (a)	5,822	178,735
Skyworks Solutions, Inc. (a)	9,323	77,940
Supertex, Inc. (a)	4,060	114,329
Teradyne, Inc. (a)	14,575	113,831
Volterra Semiconductor Corp. (a)	13,919	177,189
Xilinx, Inc.	17,100	400,995
Total Semiconductors & Semiconductor Equipment		2,396,002

Software - 2.62%
Ansys, Inc. (a)	11,200	424,144
BMC Software, Inc. (a)	16,500	472,395
Entrust, Inc. (a)	17,971	38,638
Quest Software, Inc. (a)	5,730	72,714
Salesforce.com, Inc. (a)	7,800	377,520
SumTotal Systems, Inc. (a)	5,044	20,630
TeleCommunication Systems, Inc. - Class A (a)	18,294	126,411
TIBCO Software, Inc. (a)	30,833	225,697
Wind River Systems, Inc. (a)	9,759	97,590
Total Software		1,855,739

Specialty Retail - 3.00%
Aaron Rents, Inc.	4,586	124,143
Advance Auto Parts, Inc.	9,700	384,702
Aeropostale, Inc. (a)	19,700	632,567
Cache, Inc. (a)	5,931	40,746
Citi Trends, Inc. (a)	4,188	68,223
Gymboree Corp. (a)	2,266	80,443
HOT Topic, Inc. (a)	13,649	90,220
Jo-Ann Stores, Inc. (a)	2,085	43,743
Rent-A-Center, Inc. (a)	2,854	63,587
Urban Outfitters, Inc. (a)	15,900	506,733
The Wet Seal, Inc. - Class A (a)	24,394	88,550
Total Specialty Retail		2,123,657

Textiles, Apparel & Luxury Goods - 0.49%
Jones Apparel Group, Inc.	8,292	153,485
Quiksilver, Inc. (a)	16,436	94,342
Skechers U.S.A., Inc.- Class A (a)	5,513	92,784
Timberland Co. (a)	527	9,154
Total Textiles, Apparel & Luxury Goods		349,765

Thrifts & Mortgage Finance - 2.04%
Capitol Fed Financial	12,800	567,424
Federal Agricultural Mortgage Corp. - Class C	7,428	30,455
First Financial Holdings, Inc.	2,989	78,252
K-Fed Bancorp	11,798	108,070
Provident Financial Services, Inc.	10,983	181,329
Provident New York Bancorp	5,057	66,853
Pulaski Financial Corp.	7,096	58,826
United Financial Bancorp, Inc.	11,650	173,002
Washington Federal, Inc.	9,835	181,456
Total Thrifts & Mortgage Finance		1,445,667

Tobacco - 0.19%
Alliance One International, Inc. (a)	35,775	135,945
Trading Companies & Distributors - 0.79%
Beacon Roofing Supply, Inc. (a)	5,727	89,456
H & E Equipment Services, Inc. (a)	9,611	92,842
Houston Wire & Cable Co.	11,467	196,889
TAL International Group, Inc.	8,498	176,928
Total Trading Companies & Distributors		556,115

Water Utilities - 0.36%
Connecticut Water Service, Inc.	8,753	253,399
Wireless Telecommunication Services - 2.16%
American Tower Corp. - Class A (a)	11,700	420,849
Crown Castle International Corp. (a)	13,100	379,507
NII Holdings, Inc. (a)	7,600	288,192
SBA Communications Corp. - Class A (a)	16,950	438,497
Total Wireless Telecommunication Services		1,527,045

TOTAL COMMON STOCKS (Cost $63,690,626)		$59,815,480

INVESTMENT COMPANIES - 0.14%
Medallion Financial Corp.	9,482	99,277
TOTAL INVESTMENT COMPANIES (Cost $96,594)		$99,277

CONTINGENT VALUE RIGHTS - 0.02%
Pharmaceuticals - 0.02%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	20,600	13,390
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		$13,390

	Principal
	Amount
REPURCHASE AGREEMENTS - 15.90%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $11,257,128 (b)(c)	$11,256,847	11,256,847
TOTAL REPURCHASE AGREEMENTS (Cost $11,256,847)		$11,256,847

Total Investments (Cost $75,044,067)(d) - 100.53%		$71,184,994
Liabilities in Excess of Other Assets - (0.53)%		(365,652)
TOTAL NET ASSETS - 100.00%		$70,819,342

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions.

(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$75,215,852
Gross unrealized appreciation	2,992,988
Gross unrealized depreciation	(7,023,846)
Net unrealized depreciation	($4,030,858)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - Momentum-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

COMMON STOCKS	Shares	Value
3PAR, Inc.	2,104	$13,571
4Kids Entertainment, Inc.	13,952	98,501
99 Cents Only Stores	12,883	141,327
Acacia Research - Acacia Technologies	9,683	29,243
Advanced Analogic Technologies, Inc.	9,533	44,328
AEP Industries, Inc.	10,459	209,180
The AES Corp.	28,400	331,996
Affymetrix, Inc.	2,856	22,105
Aflac, Inc.	9,000	528,750
Agilysys, Inc.	8,333	84,080
Air Methods Corp.	1,105	31,283
Akamai Technologies, Inc.	12,900	224,976
Alaska Air Group, Inc.	7,280	148,439
Alaska Communications Systems Group, Inc.	23,644	289,166
Albemarle Corp.	12,400	382,416
Allegheny Energy, Inc.	9,100	334,607
Allegiant Travel Co.	1,367	48,282
Allergan, Inc.	9,100	468,650
American Land Lease, Inc.	8,696	168,963
American Oil & Gas, Inc.	20,778	54,231
American Science & Engineering, Inc.	4,267	254,868
American Software Inc. - Class A	6,897	37,589
American Woodmark Corp.	7,405	166,242
Amylin Pharmaceuticals, Inc.	14,100	285,102
Apollo Group, Inc. - Class A	8,500	504,050
Arch Chemicals, Inc.	5,640	199,092
ArcSight, Inc.	11,286	86,112
Array Biopharma, Inc.	8,810	67,661
Atlas Air Worldwide Holdings, Inc.	4,238	170,834
Autodesk, Inc.	14,100	473,055
Avatar Holdings, Inc.	1,631	53,823
Avid Technology, Inc.	4,134	99,464
Ball Corp.	10,100	398,849
Best Buy Co., Inc.	9,500	356,250
Black Hills Corp.	8,785	272,950
Blackboard, Inc.	4,857	195,689
Blue Coat Systems, Inc.	1,333	18,915
BPZ Resources, Inc.	1,911	32,869
Brooks Automation, Inc.	11,231	93,891
Callidus Software, Inc.	3,768	14,921
CardioNet, Inc.	5,158	128,744
Cardtronics, Inc.	26,607	209,131
Cascade Microtech, Inc.	8,334	35,253
Cavco Industries, Inc.	7,228	261,292
Cbeyond Communications, Inc.	1,855	26,693
Celanese Corp. - Series A	13,400	373,994
Cepheid, Inc.	10,212	141,232
CH Energy Group, Inc.	6,655	289,958
Choice Hotels International, Inc.	19,600	531,160
Churchill Downs, Inc.	2,482	121,568
Cinemark Holdings, Inc.	1,368	18,605
Citrix Systems, Inc.	16,800	424,368
Clinical Data, Inc.	9,767	157,053
Clorox Co.	9,000	564,210
CNX Gas Corp.	16,400	367,196
Coach, Inc.	18,700	468,248
Cognizant Technology Solutions Corp.	18,500	422,355
Cohen & Steers, Inc.	4,742	134,341
Cohu, Inc.	16,752	265,017
Columbia Sportswear Co.	2,447	102,676
Comtech Telecommunications Corp.	5,652	278,304
Comverge, Inc.	1,615	7,429
Continental Airlines, Inc. - Class B	4,438	74,026
Cooper Tire & Rubber Co.	2,607	22,420
Core-Mark Holding Co, Inc.	9,305	232,532
The Corporate Executive Board Co.	8,500	265,625
Courier Corp.	3,970	80,829
Cray, Inc.	24,101	124,843
Cubic Corp.	2,834	69,688
Dana Holding Corp.	1,814	8,780
Danvers Bancorp, Inc.	21,318	271,804
Delek US Holdings, Inc.	8,439	78,230
Deltic Timber Corp.	3,467	220,640
Deluxe Corp.	25,700	369,823
DexCom, Inc.	1,813	11,222
Dillard's Inc. - Class A	12,558	148,184
DISH Network Corp. - Class A	16,500	346,500
Double-Take Software, Inc.	4,500	44,775
Dresser-Rand Group, Inc.	12,900	405,963
Eagle Materials, Inc.	14,629	327,251
Echelon Corp.	3,158	31,201
Ecolab, Inc.	11,200	543,424
Electro Scientific Industries, Inc.	18,199	258,790
Electronic Arts, Inc.	10,600	392,094
Electronics for Imaging, Inc.	2,302	32,067
Elizabeth Arden, Inc.	3,602	70,707
Embarq Corp.	10,550	427,802
Emeritus Corp.	3,857	96,039
Energizer Holdings, Inc.	6,500	523,575
Epoch Holding Corp.	5,969	62,973
Equifax, Inc.	11,600	399,620
Evercore Partners, Inc. - Class A	3,648	65,591
Exar Corp.	9,427	72,211
Expeditors International of Washington, Inc.	11,800	411,112
FARO Technologies, Inc.	2,107	42,920
FBR Capital Markets Corp.	5,568	36,081
Federated Investors, Inc. - Class B	14,700	424,095
FEI Co.	9,845	234,409
First Industrial Realty Trust, Inc.	2,003	57,446
Forestar Real Estate Group, Inc.	7,743	114,209
Formfactor, Inc.	1,133	19,737
Franklin Resources, Inc.	4,700	414,211
FreightCar America, Inc.	6,409	187,591
FuelCell Energy, Inc.	8,017	48,342
FX Energy, Inc.	20,649	153,629
GAMCO Investors, Inc. - Class A	5,499	326,091
Gaylord Entertainment Co.	407	11,954
Gehl Co.	1,672	49,207
General Growth Properties, Inc.	12,500	188,750
Gen-Probe, Inc.	9,800	519,890
GeoEye, Inc.	8,652	191,469
Geokinetics, Inc.	14,009	266,171
Global Industries Ltd.	26,327	182,709
Global Traffic Network, Inc.	4,584	42,494
Graco, Inc.	12,700	452,247
Great Atlantic & Pacific Tea Co.	10,669	115,439
Greene Bancshares, Inc.	2,757	64,817
GSE Systems, Inc.	21,672	151,704
GSI Commerce, Inc.	13,382	207,153
Hanmi Financial Corp.	32,762	165,448
Harley-Davidson, Inc.	14,200	529,660
Hayes Lemmerz International, Inc.	14,012	38,253
Headwaters, Inc.	9,931	132,579
Healthcare Services Group	8,148	149,027
Hecla Mining Co.	23,336	109,212
Herbalife Ltd.	12,700	501,904
Heritage Commerce Corp.	21,896	333,257
Herley Industries, Inc.	13,996	239,332
Herman Miller, Inc.	18,800	460,036
The Hershey Co.	12,700	502,158
Hill-Rom Holdings, Inc.	7,977	241,783
Hilltop Holdings, Inc.	24,656	254,450
Holly Corp.	11,802	341,314
Hospira, Inc.	10,400	397,280
HRPT Properties Trust	18,475	127,293
Hughes Communications, Inc.	6,526	239,504
Huron Consulting Group, Inc.	675	38,461
Ibasis, Inc.	10,024	34,984
ICT Group, Inc.	3,304	26,597
Imperial Sugar Co.	4,926	66,698
IMS Health, Inc.	21,400	404,674
Incyte Corp. Ltd.	4,895	37,447
Innovative Solutions & Support, Inc.	3,081	16,822
Insulet Corp.	10,442	145,353
Integra LifeSciences Holdings Corp.	1,564	68,863
Interactive Intelligence, Inc.	5,888	53,110
International Flavors & Fragrances, Inc.	10,700	422,222
International Game Technology	20,100	345,318
Internet Capital Group, Inc.	12,789	103,719
Intevac, Inc.	16,028	170,538
IPC The Hospitalist Co., Inc.	10,837	278,511
J Crew Group, Inc.	5,331	152,307
KBW, Inc.	9,581	315,598
Kenneth Cole Productions, Inc. - Class A	16,533	243,035
Kilroy Realty Corp.	1,810	86,500
Kimberly-Clark Corp.	8,000	518,720
Kinetic Concepts, Inc.	14,100	403,119
Kirby Corp.	10,900	413,546
The Knot, Inc.	4,726	39,462
Kulicke & Soffa Industries, Inc.	22,435	101,182
Laboratory Corp of America Holdings	5,500	382,250
Lancaster Colony Corp.	8,098	304,971
Lance, Inc.	13,838	313,984
Lazard Ltd. - Class A	11,300	483,188
Lorillard, Inc.	6,700	476,705
Luby's, Inc.	37,262	299,586
The Macerich Co.	8,400	534,660
Macrovision Solutions Corp.	6,051	93,064
Magma Design Automation, Inc.	5,804	23,332
The Manitowoc Co., Inc.	20,800	323,440
MarineMax, Inc.	8,864	64,087
MarketAxess Holdings, Inc.	4,933	39,809
Marriott International, Inc. - Class A	15,000	391,350
Mattson Technology, Inc.	8,546	40,423
MB Financial Corp.	1,308	43,256
MedAssets, Inc.	15,004	258,069
Medcath Corp.	7,711	138,181
Metropcs Communications, Inc.	30,300	423,897
Microchip Technology, Inc.	13,600	400,248
MicroStrategy, Inc. - Class A	3,390	201,807
Miller Industries, Inc.	6,838	50,670
Mine Safety Appliances Co.	12,900	491,748
ModusLink Global Solutions, Inc.	15,906	152,857
Moody's Corp.	11,800	401,200
MoSys, Inc.	23,159	98,194
Myers Industries, Inc.	1,841	23,215
Nara Bancorp, Inc.	10,386	116,323
National Healthcare Corp.	5,144	242,385
NetApp, Inc.	17,500	319,025
Netscout Systems, Inc.	13,597	144,672
Neustar, Inc. - Class A	22,300	443,547
Nordstrom, Inc.	16,500	475,530
NYMAGIC, Inc.	6,526	164,781
O'Charleys, Inc.	28,180	246,575
Odyssey Marine Exploration, Inc.	13,983	63,483
Omnicom Group, Inc.	11,200	431,872
Omniture, Inc.	475	8,721
Online Resources Corp.	7,814	60,715
Opnext, Inc.	3,218	14,771
Orbitz Worldwide, Inc.	2,395	14,059
Overstock.com, Inc.	1,144	22,663
PACCAR, Inc.	11,600	443,004
Packaging Corp of America	22,500	521,550
PAM Transportation Services, Inc.	2,513	27,517
Parkway Properties Inc.	1,882	71,253
Patriot Capital Funding, Inc.	11,543	73,529
Patterson Cos., Inc.	16,300	495,683
Paychex, Inc.	15,000	495,450
Penford Corp.	14,108	249,571
Perma-Fix Environmental Services	6,628	13,786
Phase Forward, Inc.	13,757	287,659
Photronics, Inc.	14,998	28,196
Pike Electric Corp.	2,637	38,843
Pinnacle Entertainment, Inc.	2,511	18,983
Piper Jaffray Cos.	4,094	177,065
Pitney Bowes, Inc.	14,100	468,966
Playboy Enterprises, Inc. - Class B	7,715	30,397
PNM Resources, Inc.	4,135	42,342
Portland General Electric Co.	10,483	248,028
Post Properties, Inc.	1,678	46,934
Precision Castparts Corp.	4,800	378,144
Presidential Life Corp.	14,137	223,223
PrivateBancorp, Inc.	8,705	362,650
Prudential Bancorp Inc. of Pennsylvania	6,187	62,179
Public Service Enterprise Group, Inc.	10,700	350,853
Rambus, Inc.	10,701	137,508
Resource America, Inc. - Class A	14,681	139,469
Retail Ventures, Inc.	4,913	19,161
RF Micro Devices, Inc.	6,954	20,306
Rigel Pharmaceuticals, Inc.	11,738	274,082
Robert Half International, Inc.	17,250	426,937
Rockwell Automation, Inc.	8,000	298,720
Rockwell Collins, Inc.	8,100	389,529
Roma Financial Corp.	12,532	184,847
Rubicon Technology, Inc.	3,445	24,873
Rudolph Technologies, Inc.	9,569	80,188
Saks, Inc.	8,082	74,758
Sanderson Farms, Inc.	5,196	190,901
Savient Pharmaceuticals, Inc.	4,565	68,064
Schawk, Inc.	7,931	119,917
SEI Investments Co.	18,300	406,260
SenoRx, Inc.	9,600	47,424
Sepracor, Inc.	23,200	424,792
Sequenom, Inc.	4,667	124,236
The Shaw Group Inc.	8,800	270,424
The Sherwin-Williams Co.	7,100	405,836
Shutterfly, Inc.	3,954	37,998
Silicon Graphics, Inc.	3,296	28,675
Silicon Storage Technology, Inc.	85,191	277,723
Skyline Corp.	3,324	87,853
Smart Balance, Inc.	6,288	41,249
Southwest Water Co.	24,289	309,685
Spartech Corp.	3,922	38,828
Standard Motor Products, Inc.	5,805	36,107
Starbucks Corp.	32,500	483,275
Starwood Hotels & Resorts Worldwide, Inc.	9,250	260,295
The Steak N Shake Co.	14,557	126,355
Stewart Information Services Corp.	4,999	148,720
Stratus Properties, Inc.	4,717	129,812
Sunrise Senior Living, Inc.	3,199	44,114
SurModics, Inc.	1,990	62,665
Sycamore Networks, Inc.	83,933	271,104
SYSCO Corp.	16,800	517,944
Targacept, Inc.	11,732	68,163
TCF Financial Corp.	1,882	33,876
Texas Capital Bancshares, Inc.	7,034	146,026
TheStreet.com, Inc.	3,159	18,922
THQ, Inc.	13,797	166,116
Tim Hortons, Inc.	13,100	388,153
TomoTherapy, Inc.	4,557	20,871
Tootsie Roll Industries, Inc.	4,525	130,818
Toreador Resources Corp.	3,140	28,229
Toro Co.	12,600	520,380
Trailer Bridge, Inc.	2,712	14,943
Trans1, Inc.	2,377	23,509
Trico Bancshares	4,397	94,667
Tuesday Morning Corp.	2,763	11,411
TurboChef Technologies, Inc.	4,553	28,001
Ultra Clean Holdings	21,556	108,642
Union Drilling, Inc.	4,869	51,563
Unisource Energy Corp.	7,419	216,561
United Fire & Casualty Co.	9,394	268,574
Unitrin, Inc.	10,791	269,128
Universal Display Corp.	7,175	78,638
Universal Technical Institute, Inc.	3,829	65,323
Urstadt Biddle Properties, Inc. - Class A	15,650	293,437
VCA Antech, Inc.	13,800	406,686
Vertex Pharmaceuticals, Inc.	1,986	66,015
Vicor Corp.	27,224	241,749
Vignette Corp.	9,564	102,717
Virtusa Corp.	3,949	25,708
Vital Images, Inc.	14,376	215,640
W.W. Grainger, Inc.	5,600	487,032
Wabash National Corp.	10,836	102,400
Waterstone Financial, Inc.	16,864	164,761
Wausau Paper Corp.	25,452	257,829
Weight Watchers International, Inc.	14,200	519,720
Weis Markets, Inc.	4,134	148,865
West Marine, Inc.	5,361	31,952
Windstream Corp.	33,800	369,772
YRC Worldwide, Inc.	1,494	17,868
Zenith National Insurance Corp.	7,190	263,442
		60,885,388
INVESTMENT COMPANIES
Gladstone Investment Corp.	3,995	27,486
MCG Capital Corp.	9,154	23,983
		51,469
Total Securities Sold Short (Proceeds $67,852,728)		$60,936,857

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 59,928,147	$ 60,936,857
Level 2 - Other significant observable inputs	11,256,847	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 71,184,994	$ 60,936,857

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Long/Short Equity - REIT-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.60%
Commercial Services & Supplies - 1.80%
Cornell Cos., Inc. (a)(c)	15,800	$429,444
CoStar Group, Inc. (a)(c)	8,600	390,354
Total Commercial Services & Supplies		819,798

Construction & Engineering - 4.22%
Dycom Industries, Inc. (a)(c)	18,500	240,870
KBR, Inc. (c)	18,400	280,968
Layne Christensen Co. (a)(c)	14,500	513,735
Perini Corp. (a)(c)	34,200	882,018
Total Construction & Engineering		1,917,591

Diversified REITs - 2.56%
CapLease, Inc. (c)	35,454	281,150
Washington Real Estate Investment Trust (c)	24,100	882,783
Total Diversified REITs		1,163,933

Energy Equipment & Services - 1.24%
ENGlobal Corp. (a)(c)	42,400	562,648
Health Care Providers & Services - 5.74%
LifePoint Hospitals, Inc. (a)(c)	18,600	597,804
Sun Healthcare Group, Inc. (a)(c)	11,200	164,192
Tenet Healthcare Corp. (a)(c)	305,100	1,693,305
Universal Health Services, Inc. - Class B (a)(c)	2,700	151,281
Total Health Care Providers & Services		2,606,582

Health Care REITs - 10.16%
Cogdell Spencer, Inc. (c)	32,400	519,696
HCP, Inc. (c)	49,400	1,982,422
Health Care REIT, Inc. (c)	14,000	745,220
Nationwide Health Properties, Inc. (a)(c)	14,200	510,916
Omega Healthcare Investors, Inc. (c)	43,600	857,176
Total Health Care REITs		4,615,430

Hotels, Restaurants & Leisure - 16.75%
Boyd Gaming Corp. (c)	20,500	191,880
Cedar Fair LP (c)	55,700	1,153,547
Churchill Downs, Inc. (c)	29,311	1,435,653
International Speedway Corp. - Class A (c)	3,500	136,185
Life Time Fitness, Inc. (a)(c)	44,500	1,391,515
Monarch Casino & Resort, Inc. (a)(c)	27,900	317,781
Pinnacle Entertainment, Inc. (a)(c)	82,700	625,212
Wyndham Worldwide Corp. (c)	80,500	1,264,655
Wynn Resorts Ltd. (c)	13,400	1,093,976
Total Hotels, Restaurants & Leisure		7,610,404

Household Durables - 2.72%
NVR, Inc. (a)(c)	1,300	743,600
Standard Pacific Corp. (c)	100,165	491,810
Total Household Durables		1,235,410

Industrial/Office REITs - 6.73%
Alexandria Real Estate Equities, Inc. (c)	800	90,000
BioMed Realty Trust, Inc. (c)	16,400	433,780
Boston Properties, Inc. (c)	3,400	318,444
Brandywine Realty Trust (c)	19,800	317,394
First Potomac Realty Trust (c)	65,200	1,120,788
Highwoods Properties, Inc. (c)	19,200	682,752
HRPT Properties Trust (c)	1,900	13,091
Liberty Property Trust (c)	2,200	82,830
Total Industrial/Office REITs		3,059,079

Internet Software & Services - 0.16%
LoopNet, Inc. (a)(c)	7,400	72,742
Lodging/Resort REITs - 6.14%
Hersha Hospitality Trust (c)	200,887	1,494,599
Hospitality Properties Trust (c)	24,600	504,792
LaSalle Hotel Properties (c)	33,900	790,548
Total Lodging/Resort REITs		2,789,939

Mortgage REITs - 4.03%
Anworth Mortgage Asset Corp. (c)	7,200	42,624
CapitalSource, Inc. (c)	28,200	346,860
Capstead Mortgage Corp. (c)	57,300	627,435
RAIT Investment Trust (c)	148,200	813,618
Total Mortgage REITs		1,830,537

Office REITs - 1.90%
Mack-Cali Realty Corp. (a)(c)	25,500	863,685
Real Estate Management & Development - 1.70%
Forest City Enterprises, Inc. - Class A (c)	25,200	772,884
Residential REITs - 6.52%
American Campus Communities, Inc. (a)(c)	14,900	504,812
Apartment Investment & Management Co. - Class A (c)	28,500	998,070
AvalonBay Communities, Inc. (c)	11,000	1,082,620
Education Realty Trust, Inc. (c)	16,100	178,388
Taubman Centers, Inc. (c)	4,000	200,000
Total Residential REITs		2,963,890

Retail REITs - 8.15%
Agree Realty Corp. (c)	23,975	685,685
Glimcher Realty Trust (c)	51,729	540,051
National Retail Properties, Inc. (c)	39,100	936,445
Ramco-Gershenson Properties Trust (c)	9,600	215,232
Simon Property Group, Inc. (a)(c)	9,100	882,700
Tanger Factory Outlet Centers, Inc. (a)	10,100	442,279
Total Retail REITs		3,702,392

Self Storage REITs - 2.02%
U-Store-It Trust	74,800	917,796
Specialty REITs - 6.57%
Digital Realty Trust, Inc.	13,900	656,775
Entertainment Properties Trust	4,400	240,768
Potlatch Corp.	26,500	1,229,335
Rayonier, Inc.	18,100	857,035
Total Specialty REITs		2,983,913

Wireless Telecommunication Services - 1.49%
SBA Communications Corp. - Class A (a)	26,100	675,207
TOTAL COMMON STOCKS (Cost $44,989,697)		$41,163,860

	Principal
	Amount
REPURCHASE AGREEMENTS - 18.97%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $8,622,734 (b)(c)	$8,622,518	8,622,518
TOTAL REPURCHASE AGREEMENTS (Cost $8,622,518)		$8,622,518

Total Investments (Cost $50,687,539)(d) - 109.57%		$49,786,378
Liabilities in Excess of Other Assets - (9.57)%		(4,341,586)
TOTAL NET ASSETS - 100.00%		$45,444,792

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$51,316,125
Gross unrealized appreciation	1,105,641
Gross unrealized depreciation	(2,635,388)
Net unrealized depreciation	($1,529,747)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - REIT-1 Portfolio
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

	Shares	Value
Arbor Realty Trust, Inc.	10,000	$100,000
Assisted Living Concepts, Inc. - Class A	98,000	624,260
Brookdale Senior Living, Inc.	36,100	793,839
Camden Property Trust	25,100	1,151,086
CBRE Realty Finance, Inc.	53,644	72,419
Centex Corp.	9,600	155,520
Chimera Investment Corp.	43,800	271,998
Choice Hotels International, Inc.	21,200	574,520
Colonial Properties Trust	11,400	213,066
Corporate Office Properties Trust	18,600	750,510
Cousins Properties, Inc.	8,000	201,840
DCT Industrial Trust, Inc.	149,300	1,118,257
Developers Diversified Realty Corp.	18,300	579,927
DiamondRock Hospitality Co.	78,600	715,260
Duke Realty Corp.	28,600	702,988
Equity Lifestyle Properties, Inc.	15,300	811,359
Equity One, Inc.	56,100	1,149,489
Extra Space Storage, Inc.	59,400	912,384
Federal Realty Investment Trust	8,500	727,600
FelCor Lodging Trust, Inc.	128,428	919,545
First Industrial Realty Trust, Inc.	-19,200	550,656
Gaylord Entertainment Co.	52,100	1,530,177
General Growth Properties, Inc.	24,600	371,460
Health Management Associates, Inc. - Class A	45,000	187,200
Healthcare Realty Trust, Inc.	43,300	1,262,195
Hilltop Holdings, Inc.	27,300	281,736
Host Hotels & Resorts, Inc.	94,200	1,251,918
Investors Real Estate Trust	84,300	943,317
Jones Lang LaSalle, Inc.	15,300	665,244
KB Home	3,600	70,848
Kite Realty Group Trust	120,200	1,322,200
KKR Financial Holdings LLC	117,500	747,300
LandAmerica Financial Group, Inc.	37,400	906,950
LTC Properties, Inc.	7,100	208,172
Maguire Properties, Inc.	73,000	435,080
Marcus Corp.	30,900	496,872
Marriott International, Inc. - Class A	21,200	553,108
MDC Holdings, Inc.	4,500	164,655
Medical Properties Trust, Inc.	107,000	1,214,450
Meritage Homes Corp.	7,600	187,720
MGM Mirage	76,812	2,189,142
Orient-Express Hotels Ltd. - Class A	26,900	649,097
Plum Creek Timber Co., Inc.	14,900	742,914
Post Properties, Inc.	45,800	1,281,026
Prologis	22,600	932,702
PS Business Parks, Inc.	4,900	282,240
Quanta Services, Inc.	38,400	1,037,184
Regency Centers Corp.	18,400	1,227,096
Saul Centers, Inc.	6,761	341,701
Senior Housing Properties Trust	83,100	1,980,273
The Shaw Group Inc.	12,300	377,979
SL Green Realty Corp.	20,000	1,296,000
Sovran Self Storage, Inc.	18,200	813,358
The St Joe Co.	11,500	449,535
Strategic Hotels & Resorts, Inc.	216,100	1,631,555
UDR, Inc.	14,200	371,330
URS Corp.	11,900	436,373
Vail Resorts, Inc.	32,200	1,125,390
Weingarten Realty Investors	-25,400	906,018
Total Securities Sold Short (Proceeds $47,946,131)		$43,968,038

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 41,163,860	$ 43,968,038
Level 2 - Other significant observable inputs	8,622,518	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 49,786,378	$ 43,968,038

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Underlying Funds Trust
The Merger Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.03%
Aerospace & Defense - 5.15%
DRS Technologies, Inc.	16,000	$1,228,000
Herley Industries, Inc. (a)	40,400	690,840
Honeywell International, Inc.	1,000	41,550
Total Aerospace & Defense		1,960,390

Beverages - 5.13%
Anheuser-Busch Cos., Inc.	26,000	1,686,880
Dr Pepper Snapple Group, Inc. (a)	10,000	264,800
Total Beverages		1,951,680

Biotechnology - 3.14%
Biogen Idec, Inc. (a)	1,500	75,435
Genentech, Inc. (a)	9,000	798,120
ImClone Systems, Inc. (a)	3,000	187,320
Tercica, Inc. (a)	15,000	134,100
Total Biotechnology		1,194,975

Building Products - 0.33%
Griffon Corp. (a)	14,090	127,094
Capital Markets - 0.58%
SWS Group, Inc.	11,000	221,760
Chemicals - 4.93%
Ciba Holding AG	6,000	253,514
Ferro Corp.	15,000	301,500
Nevada Chemicals, Inc.	300	3,954
Rohm & Haas Co.	18,000	1,260,000
Sensient Technologies Corp.	2,000	56,260
Total Chemicals		1,875,228

Commercial Banks - 1.56%
PNC Financial Services Group, Inc.	4,000	298,800
UnionBanCal Corp.	4,000	293,160
Total Commercial Banks		591,960

Commercial Services & Supplies - 0.92%
IKON Office Solutions, Inc.	10,000	170,100
Republic Services, Inc.	6,000	179,880
Total Commercial Services & Supplies		349,980

Computers & Peripherals - 1.84%
Diebold, Inc.	20,000	662,200
SanDisk Corp. (a)	2,000	39,100
Total Computers & Peripherals		701,300

Consumer Finance - 1.91%
American Express Co.	9,000	318,870
SLM Corp. (a)	33,000	407,220
Total Consumer Finance		726,090

Containers & Packaging - 0.03%
Myers Industries, Inc.	1,000	12,610
Diversified Consumer Services - 1.19%
Corinthian Colleges, Inc. (a)	18,000	270,000
H&R Block, Inc.	8,000	182,000
Total Diversified Consumer Services		452,000

Diversified Financial Services - 0.70%
Citigroup, Inc.	11,000	225,610
Liberty Media Corp. - Capital Series A (a)	3,000	40,140
Total Diversified Financial Services		265,750

Diversified Telecommunication Services - 0.33%
Asia Satellite Telecommunications Holdings Ltd.	45,000	62,590
Cincinnati Bell, Inc. (a)	20,000	61,800
Total Diversified Telecommunication Services		124,390

Electric Utilities - 1.61%
DPL, Inc.	2,000	49,600
Great Plains Energy, Inc.	22,256	494,528
Westar Energy, Inc.	3,000	69,120
Total Electric Utilities		613,248

Electrical Equipment - 1.23%
Belden, Inc.	1,000	31,790
Cooper Industries Ltd. - Class A	2,000	79,900
Schneider Electric SA	1,000	14,076
SL Industries, Inc. (a)	11,000	145,750
Thomas & Betts Corp. (a)	5,000	195,350
Total Electrical Equipment		466,866

Electronic Equipment & Instruments - 0.45%
Epcos AG	1,000	25,115
Park Electrochemical Corp.	6,000	145,440
Total Electronic Equipment & Instruments		170,555

Energy Equipment & Services - 0.24%
Awilco Offshore ASA (a)	2,000	28,936
Rowan Cos, Inc.	2,000	61,100
Total Energy Equipment & Services		90,036

Food & Staples Retailing - 0.17%
SUPERVALU, Inc.	3,000	65,100
Food Products - 9.53%
Cadbury PLC - ADR	20,000	818,800
Campbell Soup Co.	2,000	77,200
Sara Lee Corp.	15,000	189,450
Tootsie Roll Industries, Inc.	11,000	318,010
WM Wrigley Jr. Co.	28,000	2,223,200
Total Food Products		3,626,660

Health Care Equipment & Supplies - 2.19%
Advanced Medical Optics, Inc. (a)	20,000	355,600
Angiodynamics, Inc. (a)	1,500	23,700
Arthrocare Corp. (a)	12,000	332,640
Conmed Corp. (a)	1,500	48,000
Datascope Corp.	500	25,815
Osteotech, Inc. (a)	1,000	4,260
RTI Biologics, Inc. (a)	4,500	42,075
Total Health Care Equipment & Supplies		832,090

Health Care Providers & Services - 1.45%
Apria Healthcare Group, Inc. (a)	19,000	346,560
Chemed Corp.	5,000	205,300
Total Health Care Providers & Services		551,860

Health Care Supplies - 0.02%
Cryocath Technologies, Inc. (a)	1,000	7,733
Health Care Technology - 0.12%
AMICAS, Inc. (a)	19,500	46,800
Hotels, Restaurants & Leisure - 3.45%
Boyd Gaming Corp.	22,000	205,920
Churchill Downs, Inc.	6,000	293,880
Dover Motorsports, Inc.	2,000	10,900
Ladbrokes PLC	10,294	34,131
MGM Mirage (a)	16,000	456,000
The Steak N Shake Co. (a)	36,000	312,480
Total Hotels, Restaurants & Leisure		1,313,311

Household Durables - 1.22%
Harman International Industries, Inc.	7,000	238,490
Nobility Homes, Inc.	9,000	145,800
Skyline Corp.	3,000	79,290
Total Household Durables		463,580

Independent Power Producers & Energy Traders - 0.26%
NRG Energy, Inc. (a)	4,000	99,000
Insurance - 8.64%
CNA Surety Corp. (a)	11,700	195,390
Hilb Rogal & Hobbs Co.	20,000	934,800
Nationwide Financial Services - Class A	20,000	986,600
Philadelphia Consolidated Holding Co. (a)	20,000	1,171,400
Total Insurance		3,288,190

Internet Software & Services - 2.51%
Greenfield Online, Inc. (a)	30,000	522,000
Yahoo!, Inc. (a)	25,000	432,500
Total Internet Software & Services		954,500

IT Services - 0.07%
Affiliated Computer Services, Inc. - Class A (a)	500	25,315
Leisure Equipment & Products - 0.08%
The Fairchild Corp. - Class A (a)	11,000	28,600
Life Sciences Tools & Services - 0.09%
Applied Biosystems, Inc.	1,000	34,250
Machinery - 1.06%
Ampco-Pittsburgh Corp.	4,000	103,600
Gehl Co. (a)	1,000	29,430
Navistar International Corp. (a)	5,000	269,675
Total Machinery		402,705

Media - 7.28%
Ascent Media Corp. - Class A (a)	100	2,441
Cablevision Systems Corp. - Class A	29,000	729,640
CBS Corp. - Class A	6,000	87,780
Clear Channel Outdoor Holdings, Inc. - Class A (a)	18,000	246,240
The DIRECTV Group Inc. (a)	23,000	601,910
Discovery Communications, Inc. - Class A (a)	1,000	14,250
Discovery Communications, Inc. - Class C (a)	1,000	14,160
DISH Network Corp. - Class A (a)	6,000	126,000
Emmis Communications Corp. - Class A (a)	15,000	14,550
Fisher Communications, Inc. (a)	9,009	354,954
Liberty Media Corp. - Entertainment Series A (a)	12,000	299,640
Lin TV Corp. - Class A (a)	25,000	129,000
Media General, Inc. - Class A	5,000	62,150
Salem Communications Corp. - Class A (a)	8,000	10,000
Warner Music Group Corp.	10,000	76,000
Total Media		2,768,715

Metals & Mining - 2.39%
Alcoa, Inc.	11,000	248,380
Barrick Gold Corp.	4,000	146,960
Lonmin PLC	500	20,214
Rio Tinto PLC - ADR	1,300	324,350
WHX Corp. (a)	120,995	169,393
Total Metals & Mining		909,297

Multi-Utilities - 3.01%
NorthWestern Corp.	15,000	376,950
NSTAR	3,000	100,500
Puget Energy, Inc.	25,000	667,500
Suez SA (a)(d)	3,200	45
Total Multi-Utilities		1,144,995

Oil, Gas & Consumable Fuels - 0.95%
Alpha Natural Resources, Inc. (a)	3,000	154,290
Anadarko Petroleum Corp.	1,500	72,765
Chevron Corp.	1,000	82,480
First Calgary Petroleums Ltd. (a)	2,000	6,352
James River Coal Co. (a)	1,000	21,990
WesternZagros Resources Ltd. (a)	20,000	23,115
Total Oil, Gas & Consumable Fuels		360,992

Personal Products - 0.21%
Clarins	1,000	78,133
Pharmaceuticals - 3.07%
Alpharma, Inc. - Class A (a)	30,000	1,106,700
Sciele Pharma, Inc.	2,000	61,580
Total Pharmaceuticals		1,168,280

Semiconductors & Semiconductor Equipment - 0.20%
International Rectifier Corp. (a)	4,000	76,080
Software - 2.71%
Captaris, Inc. (a)	300	1,383
GSE Systems, Inc. (a)	2,500	17,500
I2 Technologies, Inc. (a)	1,000	13,490
Mentor Graphics Corp. (a)	18,000	204,300
Secure Computing Corp. (a)	1,000	5,480
Take-Two Interactive Software, Inc. (a)	48,000	787,200
Total Software		1,029,353

Specialty Retail - 2.08%
Midas, Inc. (a)	4,100	56,416
O'Reilly Automotive, Inc. (a)	27,010	723,058
Pier 1 Imports, Inc. (a)	3,000	12,390
Total Specialty Retail		791,864

Textiles, Apparel & Luxury Goods - 0.02%
Heelys, Inc. (a)	2,000	8,960
Thrifts & Mortgage Finance - 0.90%
Flushing Financial Corp.	4,000	70,000
NewAlliance Bancshares, Inc.	18,000	270,540
Total Thrifts & Mortgage Finance		340,540

Tobacco - 1.22%
UST, Inc.	7,000	465,780
Trading Companies & Distributors - 0.64%
Kaman Corp.	8,500	242,080
Wireless Telecommunication Services - 4.22%
Centennial Communications Corp. (a)	23,000	143,520
Millicom International Cellular SA	2,500	171,675
Sprint Nextel Corp.	65,000	396,500
Telephone & Data Systems, Inc. - Special Shares	17,000	610,300
US Cellular Corp. (a)	6,000	281,520
Total Wireless Telecommunication Services		1,603,515

TOTAL COMMON STOCKS (Cost $37,819,980)		$34,624,190

CONVERTIBLE PREFERRED STOCKS - 0.11%
Media - 0.11%
Shaw Communications, Inc. - Class B	2,000	40,660
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,347)		$40,660

ESCROW NOTES - 0.00%
Price Communications Corp. Liquid Trust (a)(c)	1,000	—
TOTAL ESCROW NOTES (Cost $0)		$—

RIGHTS - 0.02%
Pharmaceuticals - 0.02%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	5,850
TOTAL RIGHTS (Cost $0)		$5,850

	Principal
	Amount
REPURCHASE AGREEMENTS - 10.35%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $3,939,013 (b)	$3,938,915	3,938,915
TOTAL REPURCHASE AGREEMENTS (Cost $3,938,915)		$3,938,915

Total Investments (Cost $41,785,242)(e) - 101.51%		$38,609,615
Liabilities in Excess of Other Assets - (1.51)%		(567,639)
TOTAL NET ASSETS - 100.00%		$38,041,976

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	Fair-value security. The market value of these securities total $0, which represents 0.00%
of total net assets.
(d)	Illiquid security. The market value of these securities total $45, which represents 0.00% of total net assets.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$41,714,210
Gross unrealized appreciation	1,995,398
Gross unrealized depreciation	(5,099,993)
Net unrealized depreciation	($3,104,595)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 34,627,679	$ —
Level 2 - Other significant observable inputs	3,981,936	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 38,609,615	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)    /s/Lee Schultheis
Lee Schultheis, President

Date    November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Lee Schultheis
Lee Schultheis, President

Date    November 28, 2008

By (Signature and Title)*    /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer and Chief Financial Officer

Date    November 28, 2008

* Print the name and title of each signing officer under his or her signature.